                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                              ON DECEMBER 30, 2004


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /
                                 --                      --


     Post-Effective Amendment No. 103                    /X/
                                  ---                    --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940



     Amendment No. 129                                   /X/
                   ---                                   --

                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

             Scott Eston                          J.B. Kittredge, Esq.
              GMO Trust                            Ropes & Gray LLP
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     / / 60 days after filing pursuant to paragraph (a)(1), or

     / /               pursuant to paragraph (b), or
         -------------

     /X/ 75 days after filing pursuant to paragraph (a)(2), of Rule 485.

This filing relates only to the GMO Global Equity Asset Allocation Fund and GMO U.S. Sector Asset Allocation Fund, two of forty-six series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

================================================================================

GMO TRUST

                                                                      Prospectus




                                                                 March ___, 2005



     - GMO GLOBAL EQUITY ALLOCATION FUND



     - GMO U.S. EQUITY ALLOCATION FUND



                   -    INFORMATION ABOUT OTHER FUNDS OFFERED BY
                        GMO TRUST IS CONTAINED IN SEPARATE
                        PROSPECTUSES.



                   - SHARES OF FUNDS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE FOR PURCHASE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER SHARES IN ANY STATE WHERE THEY MAY NOT LAWFULLY BE OFFERED.


GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                                                                     Page
                                                                                                                  ----------
SUMMARIES OF FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS............................             3

     GMO Global Equity Allocation Fund........................................................................             5

     GMO U.S. Equity Allocation Fund..........................................................................             8

DESCRIPTION OF PRINCIPAL RISKS................................................................................            11

MANAGEMENT OF THE FUNDS.......................................................................................            18

DETERMINATION OF NET ASSET VALUE..............................................................................            18

NAME POLICIES.................................................................................................            20

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................................................            20

HOW TO PURCHASE SHARES........................................................................................            20

HOW TO REDEEM SHARES..........................................................................................            23

PURCHASE PREMIUMS AND REDEMPTION FEES.........................................................................            24

DISTRIBUTIONS AND TAXES.......................................................................................            25

APPENDIX A - DESCRIPTION OF UNDERLYING FUNDS..................................................................           A-1

ADDITIONAL INFORMATION........................................................................................    back cover

SHAREHOLDER INQUIRIES.........................................................................................    back cover

DISTRIBUTOR...................................................................................................    back cover

                                  SUMMARIES OF
      FUND OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


      This section contains summary descriptions of each Fund, which set forth each Fund's investment objective and describe each Fund's principal investment strategies and principal risks. The summaries are not designed to be all-inclusive, and each Fund may make investments, employ strategies, and be exposed to risks that are not described in a Fund's summary. More information about each Fund's investments and strategies is set forth in the Funds' Statement of Additional Information ("SAI"). See the back cover of this Prospectus for information about how to receive the SAI. The Fund's Board of Trustees ("Trustees") may change a Fund's investment objective and policies without shareholder approval unless the objective or policy is identified in this Prospectus or in the SAI as "fundamental." Unless otherwise specified in this Prospectus or in the SAI, Grantham, Mayo, Van Otterloo & Co. LLC, the investment manager of each Fund (the "Manager" or "GMO"), is not obligated to and generally will not consider tax consequences when seeking to achieve a Fund's investment objective (e.g., a Fund may engage in transactions that are not tax efficient for shareholders subject to U.S. federal income tax).



      Each Fund's summary states that a Fund will make "investments" in a particular type of security or other asset. When used in this Prospectus, the term "investments" includes both direct investments and indirect investments (e.g., investments in another Series of the GMO Trust (the "Trust"), derivatives, and synthetic instruments with economic characteristics similar to the underlying asset).



      To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, each Fund has adopted a policy, described in each Fund's "Principal investment strategies," of investing at least 80% of its assets in a particular country and/or type of investment (each policy, a "Name Policy"). See "Name Policies."



      The other GMO mutual funds in which the Funds may invest (the "underlying Funds") include GMO U.S. Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO Small Cap Value Fund, GMO Small Cap Growth Fund, and GMO Real Estate Fund (collectively, the "GMO U.S. Equity Funds"); GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund, GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, and GMO Emerging Countries Fund (collectively, the "GMO International Equity Funds"); and GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Duration Investment Fund, GMO Alpha Only Fund, GMO Inflation Indexed Bond Fund, GMO Short-Duration Collateral Fund, and GMO World Opportunity Overlay Fund (collectively, the "GMO Fixed Income Funds"). These funds are offered pursuant to separate prospectuses and statements of additional information. For additional information about each underlying Fund's investment program, please refer to "Appendix A - Description of Underlying Funds." Any reference to the "GMO Emerging Markets Funds" in this Prospectus means the GMO Emerging Markets Fund and GMO Emerging Countries Fund, collectively.






      Based on its assessment of market conditions, the Manager may trade the shares of underlying Funds in a Fund's portfolio more frequently at some time than at others. High turnover rates may adversely affect a Fund's performance by generating additional expenses and may result in additional taxable income passed through by the Fund to its shareholders.

      Investing in mutual funds involves risk, including the risk that the strategies and techniques of the Manager will fail to produce the desired results (see "Management of the Funds" for a description of the Manager and "Description of Principal Risks -- Management Risk"). Each Fund is subject to risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the "Description of Principal Risks" in this Prospectus for a more detailed discussion of the principal risks of investing in the Funds. Each Fund may be exposed to risks in addition to the principal risks described in this Prospectus.


      It is important for you to note:

      -     You may lose money on an investment in either Fund.

      - An investment in either Fund is not a bank deposit and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      -     By itself, neither Fund constitutes a complete investment program.


                        [Remainder of this page intentionally left blank.]

GMO GLOBAL EQUITY ALLOCATION FUND



Fund Inception Date: __/__/05


INVESTMENT OBJECTIVE

      Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES


      The Fund is a fund of funds and invests in shares of the underlying Funds, including the GMO U.S. Equity Funds, the GMO International Equity Funds (including the GMO Emerging Markets Funds), and the GMO Fixed Income Funds. The Fund is typically exposed to the securities in its benchmark through its investments in the underlying Funds. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.



      The Manager uses proprietary research and quantitative models to determine the Fund's choice and weighting of the underlying Funds. These models use rolling 7-year forecasts of relative value and risk among the asset classes (e.g., U.S. equity, international equity, emerging markets, and fixed income) in which the underlying Funds invest. Forecasts are adjusted to reflect expected value-added for each underlying Fund.



      Based on the Manager's assessment of asset class valuations and the forecasted value-added for the underlying Funds, the particular underlying Funds in which the Fund invests and the percentage of the Fund's assets invested in each changes from time to time. The Manager will shift investments in the underlying Funds in response to changes in its investment outlook and market valuations, and to accommodate cash flows.


BENCHMARK


      The Fund's benchmark is the GMO Global Equity Index, a composite benchmark computed by GMO. It consists of (i) the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's) and (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) ex-U.S. Index).


PRINCIPAL RISKS OF INVESTING IN THE FUND


      The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds; for a more complete discussion of these risks, see "Description of Principal Risks."



- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that those Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.



- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments. These and other risks are greater for an underlying Fund's emerging markets investments.



- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Market Risk - Fixed Income Securities - The value of an underlying Fund's fixed income investments will typically decline during periods of rising interest rates. Certain underlying Funds are also exposed to additional market risk through their investments in asset-backed securities.



      Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by an underlying Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the underlying Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments by an underlying Fund in companies with smaller capitalizations), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated investments of an underlying Fund may adversely affect the U.S. dollar value of the underlying Fund's investments), Leveraging Risk (e.g., magnified risks from use of derivatives by an underlying Fund), Liquidity Risk (e.g., difficulty in selling investments by an underlying Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty of an underlying Fund), and Non-Diversification Risk (e.g., certain underlying Funds are non-diversified and therefore a decline in the market value of a particular security held by such Funds may affect these underlying Funds' performance more than if such Funds were diversified).



                        [Remainder of this page intentionally left blank.]

PERFORMANCE


      Because the Fund will commence operations on or following the date of this Prospectus, no performance information is available for the Fund.


FEES AND EXPENSES

      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES



(fees that are paid directly from your investment)                                      CLASS III
--------------------------------------------------                                      ---------
Cash purchase premium (as a percentage of amount invested)                               0.15%(1)
Redemption fee (as a percentage of amount redeemed)                                      0.14%(1)



ANNUAL FUND OPERATING EXPENSES



(expenses that are paid from Fund assets as a percentage of average daily net assets)   CLASS III
-------------------------------------------------------------------------------------   ---------
Management fee                                                                          0.00%
Shareholder service fee                                                                 0.00%
Other expenses                                                                          0.03%(2)
Total annual operating expenses                                                         0.03%(2)
Expense reimbursement                                                                   0.03%(2,3)
Net annual expenses                                                                     0.00%(2)



(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.


(2) The amounts indicated above reflect only the direct expenses associated with an investment in the Fund and are an annualized estimate of the Fund's direct expenses for its initial fiscal year ending February 28, 2005. THE FUND ALSO INCURS FEES AND EXPENSES INDIRECTLY AS A SHAREHOLDER OF UNDERLYING FUNDS, WHICH ARE NOT REFLECTED IN THE ABOVE AMOUNTS. Under normal market conditions, the Manager believes that the Fund's annualized indirect net operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses will fall within the ranges set forth below (based on average daily net assets):


                                                       Low     Expected     High
                                                       ---     --------     ----
Indirect Net Operating Expenses
(excluding investment-related expenses)               0.39%      0.59%      0.66%
Indirect Investment-Related Expenses                  0.01%     <0.01%     <0.01%


Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2005 for the Fund's operating expenses (not including expenses indirectly incurred by investment in underlying Funds and certain other expenses described on page 18 of this Prospectus).


EXAMPLE


      This example helps you compare the cost of investing in the Fund (including direct expenses and estimated indirect operating expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as set forth above, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                           IF YOU SELL YOUR SHARES                          IF YOU DO NOT SELL YOUR SHARES
                           -----------------------                          ------------------------------
                           1 YEAR*          3 YEARS                             1 YEAR*          3 YEARS
                           -------          -------                             -------          -------
Class III                  $   90           $   248                             $  75             $   232



*After reimbursement

GMO U.S. EQUITY ALLOCATION FUND



Fund Inception Date:  __/__/05


INVESTMENT OBJECTIVE

      Seeks total return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES


      The Fund is a fund of funds and invests in shares of underlying Funds, including primarily the GMO U.S. Core Fund, GMO U.S. Quality Equity Fund, GMO Growth Fund, GMO Value Fund, GMO Small Cap Growth Fund, GMO Small Cap Value Fund, GMO Intrinsic Value Fund, and GMO Real Estate Fund. The Fund seeks exposure to the securities in the Wilshire 5000 Stock Index (which is described below) through its investments in the underlying Funds. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S.



      The Manager uses proprietary research and quantitative models to determine the Fund's choice and weighting of the underlying Funds. These models use rolling 7-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/real estate investment trust ("REIT")) in which the underlying Funds invest. Forecasts are adjusted to reflect expected value-added for each underlying Fund.



      Based on the Manager's assessment of sector and stock valuations and the forecasted value-added for the underlying Funds, the particular underlying Funds in which the Fund invests and the percentage of the Fund's assets invested in each changes from time to time. There are no limits on the Manager's ability to shift allocations among the underlying Funds.


BENCHMARK


      The Fund's benchmark is the Russell 3000 Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of May 31, 2004, the average market capitalization of the companies in the Russell 3000 Index was approximately $75.4 billion, the median market capitalization was approximately $842 million, and the smallest company in the Russell 3000 Index had a market capitalization of approximately $32 million.



      The Wilshire 5000 Stock Index, an independently maintained and published equity index, measures the performance of all equity securities, with readily available price data, of issuers with headquarters in the U.S.


PRINCIPAL RISKS OF INVESTING IN THE FUND


      The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds; for a more complete discussion of these risks, see "Description of Principal Risks."


- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that those Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.

- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

      Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by an underlying Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the underlying Fund), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments by an underlying Fund in companies with smaller capitalizations), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated investments of an underlying Fund may adversely affect the U.S. dollar value of the underlying Fund's investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller, less liquid, less regulated, and have higher trading costs relative to the U.S. market), Liquidity Risk (e.g., difficulty in selling investments by an underlying Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty of an underlying Fund), Non-Diversification Risk (e.g., certain underlying Funds are non-diversified and therefore a decline in the market value of a particular security held by such Funds may affect these underlying Funds' performance more than if such Funds were diversified), and Real Estate Risk (e.g., for an underlying Fund that concentrates its assets in real estate-related securities, the risk that factors affecting the real estate industry may cause the value of the underlying Fund's investments to fluctuate more widely than if the underlying Fund invested in securities of companies in a broader range of industries).



                        [Remainder of this page intentionally left blank.]

PERFORMANCE


      Because the Fund will commence operations on or following the date of this Prospectus, no performance information is available for the Fund.


FEES AND EXPENSES

      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES



(fees that are paid directly from your investment)                        CLASS III
--------------------------------------------------                        ---------
Cash purchase premium (as a percentage of amount invested)                 0.08%(1)
Redemption fee (as a percentage of amount redeemed)                        0.08%(1)



ANNUAL FUND OPERATING EXPENSES



(expenses that are paid from Fund assets as a percentage of average)      CLASS III
--------------------------------------------------------------------      ---------
Management fee                                                            0.00%
Shareholder service fee                                                   0.00%
Other expenses                                                            0.06%(2)
Total annual operating expenses                                           0.06%(2)
Expense reimbursement                                                     0.06%(2,3)
Net annual expenses                                                       0.00%(2)



(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.


(2) The amounts indicated above reflect only the direct expenses associated with an investment in the Fund and are an annualized estimate of the Fund's direct expenses for its initial fiscal year ending February 28, 2005. THE FUND ALSO INCURS FEES AND EXPENSES INDIRECTLY AS A SHAREHOLDER OF UNDERLYING FUNDS, WHICH ARE NOT REFLECTED IN THE ABOVE AMOUNTS. Under normal market conditions, the Manager believes that the Fund's annualized indirect net operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses will fall within the ranges set forth below (based on average daily net assets):


                                                       Low     Expected     High
                                                       ---     --------     ----
Indirect Net Operating Expenses
(excluding investment-related expenses)               0.39%      0.43%      0.54%
Indirect Investment-Related Expenses                  0.00%      0.00%      0.00%


Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.


(3) The Manager has contractually agreed to reimburse the Fund through at least June 30, 2005 for the Fund's operating expenses (not including expenses indirectly incurred by investment in underlying Funds and certain other expenses described on page 18 of this Prospectus).


EXAMPLE


      This example helps you compare the cost of investing in the Fund (including direct expenses and estimated indirect operating expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as set forth above, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                           IF YOU SELL YOUR SHARES                          IF YOU DO NOT SELL YOUR SHARES
                           -----------------------                          ------------------------------
                           1 YEAR*          3 YEARS                             1 YEAR*          3 YEARS
                           -------          -------                             -------          -------
Class III                   $60              $179                               $52               $170



*After reimbursement

                         DESCRIPTION OF PRINCIPAL RISKS


      Factors that may affect a Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The Funds could be subject to additional risks because the types of investments made by the Funds may change over time. In addition, because the Funds invest in underlying Funds, the Funds will be indirectly exposed to all of the risks of the investments in the underlying Funds' portfolios. Therefore, the principal risks summarized below include both direct and indirect principal risks of the Funds, and all references to investments made by the Funds in this section include those made both directly by the Funds and indirectly by the Funds through the underlying Funds in which the Funds may invest. The SAI includes more information about the Funds and their investments.



      - FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Because each Fund invests in other GMO Funds, each Fund is exposed to the risk that the underlying Funds will not perform as expected or will underperform other similar funds. In addition, each Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Funds in underlying Funds with higher fees. The Manager is legally obligated to disregard that incentive when making investment decisions.


      - MARKET RISK. All of the underlying Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by an underlying Fund. General market risks associated with investments in equity and fixed income securities include the following:


      EQUITY SECURITIES. A principal risk of each underlying Fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.



      The GMO U.S. Equity Funds and GMO International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.



      VALUE SECURITIES RISK. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. Underlying Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the underlying Funds, these risks apply to all of the GMO U.S. Equity and International Equity Funds in which the Funds may invest. The risks are particularly pronounced for the GMO Value Fund, GMO Small Cap Value Fund, GMO Intrinsic Value Fund, GMO International Intrinsic Value Fund, GMO Foreign Fund, and GMO Foreign Small Companies Fund, which invest primarily in value securities.



      GROWTH SECURITIES RISK. Certain equity securities (generally known as "growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the underlying Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the GMO Growth Fund, GMO International Growth Fund, and GMO Small Cap Growth Fund, which invest primarily in growth securities.

      FIXED INCOME SECURITIES. The value of the underlying Funds' fixed income investments (including bonds, notes, and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise. This kind of market risk, also called interest rate risk, is generally greater for underlying Funds investing in fixed income securities with longer maturities and portfolios with longer durations. Thus, this risk is greatest for underlying Funds with longer durations (i.e., that invest in fixed income securities with longer maturities), although it is present, but to a lesser extent, in the GMO Short-Duration Investment Fund, GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund.



      Interest rate risk also depends on the credit quality of a fixed income security. Therefore, the risk is particularly pronounced for the GMO Emerging Country Debt Fund, which typically invests most of its assets in below investment grade securities (also called "junk bonds"), which are fixed income securities rated lower than Baa3 by Moody's Investor Service Inc. ("Moody's") or BBB- by Standard & Poor's ("S&P") or determined by the Manager to be of comparable quality to securities so rated. In addition, GMO Global Bond Fund, GMO International Bond Fund, GMO Inflation Indexed Bond Fund, GMO Currency Hedged International Bond Fund, and GMO Core Plus Bond Fund are subject to this risk because these Funds may invest a portion of their assets in below investment grade securities.



      In addition, a related market risk exists for all the GMO Fixed Income Funds, which may invest to a material extent in asset-backed securities. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers or one or more lending banks, or a combination of these bonds and loans. Asset-backed securities are often subject to more rapid prepayment of their principal than their stated maturity would otherwise indicate, as a result of the pass-through of prepayments of principal on the underlying mortgages or assets. Because prepayments generally increase when interest rates fall, underlying Funds that invest in asset-backed securities are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable - when interest rates are rising. In addition, payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. Therefore, asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. From time to time, the GMO Fixed Income Funds may have significant exposure to asset-backed securities secured by specific types of loans and/or bonds (e.g., credit card receivables). As a result, economic developments adversely affecting a particular type of collateral may harm the performance of these underlying Funds. In addition, certain types of collateral may have strong positive correlations, meaning that their value may be impaired by similar economic conditions (e.g., an increase in personal bankruptcies could reduce the value of asset-backed securities secured by credit card receivables, automobile loans, educational loans, and home equity loans).



      Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. The risks associated with asset-backed securities are particularly pronounced for the GMO Short-Duration Collateral Fund, GMO World Opportunity Overlay Fund, GMO Domestic Bond Fund, GMO Global Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Core Plus Bond Fund, GMO Inflation Indexed Bond Fund, and GMO Short-Duration Investment Fund, which directly or indirectly invest a significant portion of their assets in these securities.


      Most of the GMO Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such underlying Funds will be exposed to additional market risk.


      - LIQUIDITY RISK. Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an underlying Fund may be prevented from selling particular securities at the price at which the underlying Fund values them. All of the underlying Funds are subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued (see "Determination of Net Asset Value"). Liquidity risk may also exist when a Fund or an underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).



      This risk may be particularly pronounced for underlying Funds such as the GMO Emerging Country Debt Fund and certain of the GMO International Equity Funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



      - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all underlying Funds that invest in the securities companies with smaller market capitalizations, but are particularly pronounced for the GMO Small Cap Value Fund, GMO Small Cap Growth Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, and GMO Foreign Small Companies Fund, all of which primarily make investments in companies with smaller or medium-sized market capitalizations.



      - DERIVATIVES RISK. All of the underlying Funds may use derivatives, which are financial contracts whose values depend upon, or are derived from, the values of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The underlying Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The underlying Funds may also use derivatives as a way to adjust efficiently the exposure of the underlying Funds to various securities, markets, and currencies without the underlying Funds' actually having to sell current assets and make new investments. This is generally done because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of underlying Fund assets and making new investments over time. For a description of the various derivative instruments that may be utilized by the underlying Funds, refer to the underlying Funds' SAI.



      The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each over-the-counter ("OTC") derivative transaction is individually negotiated with a specific counterparty, an underlying Fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the underlying Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for an underlying Fund to enforce its contractual rights may lead the underlying Fund to decide not to pursue its claims against the counterparty.



      While all the underlying Funds are subject to these risks, the risks of derivatives are particularly pronounced for each of the GMO Fixed Income Funds (except GMO Short-Duration Investment Fund). As a basic component of their investment strategy, those underlying Funds use derivatives, in particular synthetic bonds (created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security), to gain exposure to fixed income securities and foreign currencies. The risks of derivatives are also particularly pronounced for GMO Currency Hedged International Equity Fund, which makes frequent use of currency forwards, and GMO World Opportunity Overlay Fund, which makes significant use of interest rate swap contracts.



      In addition, each of the GMO Fixed Income Funds (except GMO Short-Duration Investment Fund) may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The underlying Funds may use credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the underlying Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they can be difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). To the extent an underlying Fund, as an alternative to purchasing bonds directly, uses credit default swaps to obtain synthetic long exposure to corporate bonds, the underlying Fund will be exposed to the risk that it will be required to pay the notional value of the swap contract in the event the issuer of the security on which the swap is structured defaults on its obligation to pay. Credit default swaps also have documentation risk, as described above.



      - FOREIGN INVESTMENT RISK. Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes, or diplomatic developments could adversely affect an underlying Fund's investments. In the event of a nationalization, expropriation, or other confiscation, an underlying Fund could lose its entire investment in a foreign security.



      All underlying Funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the GMO International Equity Funds, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Alpha Only Fund, and GMO Inflation Indexed Bond Fund, which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also applicable to the GMO U.S. Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.



      In addition, underlying Funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than underlying Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on an underlying Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers. These risks are particularly pronounced for GMO Emerging Markets Fund, GMO Emerging Countries Fund, and GMO Emerging Country Debt Fund, which typically invest a substantial portion of their assets in securities of emerging market issuers. GMO Foreign Small Companies Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, and GMO Alpha

Only Fund, each of which may invest a significant portion of their assets in securities of emerging market issuers, are also subject to increased foreign investment risk.


      - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an underlying Fund's investments. Currency risk includes both the risk that currencies in which an underlying Fund's investments are traded or currencies in which an underlying Fund has taken an active investment position will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.


      Many of the underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the underlying Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the underlying Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in an underlying Fund's currency exposure being substantially different than that suggested by its securities investments.



      All underlying Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the GMO International Equity Funds (except GMO Currency Hedged International Equity Fund), GMO Core Plus Bond Fund, GMO International Bond Fund, and GMO Global Bond Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk, as described below under "Leveraging Risk."



      - NON-DIVERSIFICATION RISK. Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of small numbers of issuers. Except as otherwise noted in each Fund's "Principal investment strategies," each Fund may invest without limitation in shares of underlying Funds that are not "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that these underlying Funds are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market, and other risks associated with these underlying Funds' investment strategies or techniques may be more pronounced for these underlying Funds than for funds that are "diversified."



      In addition, each of the GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, and GMO Global Bond Fund may invest a portion of its assets in shares of GMO Emerging Country Debt Fund, which is not diversified within the meaning of the 1940 Act. All of the GMO Fixed Income Funds (other than GMO Emerging Country Debt Fund) may invest without limitation in shares of GMO Short-Duration Collateral Fund, and may have an investment in GMO Special Purpose Holding Fund; these underlying Funds are not diversified within the meaning of the 1940 Act. GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Core Plus Bond Fund, and GMO Emerging Country Debt Fund may invest a portion of its assets in shares of GMO World Opportunity Overlay Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Appendix A - Description of Underlying Funds" for information regarding certain risks and other information relating to these underlying Funds. The Fund may invest without limitation in any of the underlying Funds identified above as non-diversified.


      - FOCUSED INVESTMENT RISK. Overall risk can be reduced by geographic or industry diversification, and increased by focusing investments in a limited number of countries or geographic regions or in industries with high positive correlations to one another. Therefore, underlying Funds whose investments are focused in particular countries or regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) should only be considered as part of a diversified portfolio including other assets.

      An underlying Fund that focuses its investments in securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. This risk is particularly pronounced for the GMO Real Estate Fund, which invests a substantial portion of its assets in real estate-related industries (see also "Real Estate Risk" below).



      Similarly, underlying Funds that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. This risk is present for underlying Funds, such as GMO Emerging Markets Fund, GMO Emerging Countries Fund, GMO Alpha Only Fund, and GMO Emerging Country Debt Fund, that may invest a significant portion of their assets in emerging markets.



      - REAL ESTATE RISK. Because a fundamental policy of the GMO Real Estate Fund is to concentrate its assets in real-estate related securities, the value of the GMO Real Estate Fund's portfolio can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting the performance of real estate may include the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real-estate related securities may also be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.






      - LEVERAGING RISK. Each underlying Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase an underlying Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing. Also, each Fund's and/or an underlying Fund's portfolio may be leveraged if the Fund and/or underlying Fund, as applicable, temporarily borrows money to meet redemption requests and/or to settle investment transactions.



      The net long exposure of each GMO U.S. and International Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the underlying Fund's net assets. Each GMO U.S. and International Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The GMO U.S. and International Equity Funds also may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, an underlying Fund may perform as if it is leveraged.



      The GMO Fixed Income Funds are not limited in the extent to which they may use derivatives or the absolute face value of their derivative positions. As a result, the GMO Fixed Income Funds may be leveraged in relation to their assets. This risk is particularly pronounced for GMO Emerging Country Debt Fund and GMO World Opportunity Overlay Fund. However, the Manager seeks to manage the effective market exposure of each of these underlying Funds (except GMO World Opportunity Overlay Fund) by controlling the projected tracking error relative to each underlying Fund's benchmark.


      - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of an underlying Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.


      Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The underlying Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed income security is not rated, the Manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets. See "Market Risk -- Fixed Income Securities" above for a discussion of these risks and the underlying Funds for which the risks associated with asset-backed securities are particularly pronounced.



      Underlying Funds that invest in below investment grade securities (also called junk bonds), which are fixed income securities rated lower than Baa3 by Moody's or BBB- by S&P or determined by the Manager to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, GMO Emerging Country Debt Fund, which typically invests most of its assets in below investment grade securities, is subject to substantial credit risk. The underlying Funds listed in "Market Risk - Fixed Income Securities" above that may invest a portion of their assets in lower-rated securities are also subject to increased credit risk.



      In addition, an underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of its portfolio securities. A Fund or an underlying Fund is also exposed to credit risk to the extent it engages to a significant extent in the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, an underlying Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, an underlying Fund will succeed in enforcing them. An underlying Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the underlying Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. This type of counterparty risk is generally more pronounced for GMO Emerging Country Debt Fund and GMO Core Plus Bond Fund, which invest in OTC derivatives with longer durations and may have greater exposure to any one counterparty.



      - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Manager may fail to use derivatives effectively with respect to an underlying Fund, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Funds generally do not attempt to time the market and instead generally stay fully invested in underlying Funds. Notwithstanding its benchmark, a Fund may buy securities (through its investments in the underlying Funds) not included in its benchmark or hold securities (through its investments in the underlying Funds) in very different proportions than its benchmark.

                             MANAGEMENT OF THE FUNDS


      GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the Funds and the underlying Funds. GMO is a private company, founded in 1977. As of September 30, 2004, GMO managed on a worldwide basis more than $65 billion for institutional investors such as pension plans, endowments, foundations, and the funds of the Trust.


      Subject to the approval of the Trust's Board of Trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.


      The Manager provides to the Funds direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information. The Funds do not pay the Manager shareholder service fees in exchange for the Manager providing these services. The Funds, however, indirectly bear the shareholder service fees paid by the underlying Funds in which the Funds invests. The Funds will commence operations on or following the date of this Prospectus and, therefore, to date, the Funds have not indirectly borne any shareholder service fees of underlying Funds.



      The Manager does not receive management fees from the Funds for management services rendered to the Funds. The Funds, however, indirectly bear the management fees paid by the underlying Funds in which the Funds invests. The Funds will commence operations on or following the date of this Prospectus and, therefore, to date, the Funds have not indirectly borne any management fees of underlying Funds.



      Day-to-day management of the Funds is the responsibility of the U.S. Quantitative division of the Manager, which is comprised of investment professionals associated with the Manager. No one person is primarily responsible for making recommendations to the division.


CUSTODIAN AND TRANSFER AGENT

      Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's custodian and transfer agent on behalf of the Funds.

EXPENSE REIMBURSEMENT


      As more fully described in each Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Funds with respect to certain expenses through at least June 30, 2005. The following expenses are specifically excluded from the Manager's reimbursement obligation: shareholder service fees, expenses indirectly incurred by investment in underlying Funds, fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes.


                        DETERMINATION OF NET ASSET VALUE


      The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. A Fund will not determine its NAV on any day when the NYSE is closed for business. A Fund also may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell a security is received by that Fund. A Fund's net asset value is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The value of each Fund's (and each underlying Fund's) investments is generally determined as follows:


Exchange listed securities

      -     Last sale price or

      -     Official closing price or

      - Most recent bid price (if no reported sale or official closing price) or


      - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and their intended disposition



      (Also, see discussion in "Fair Value Pricing" below regarding foreign equity securities.)


Unlisted securities (if market quotations are readily available)

      -     Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

      - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (except for options written by an underlying Fund) (includes bonds, loans, structured notes)

      - Closing bid supplied by a primary pricing source chosen by the Manager

Options written by an underlying Fund

      -     Most recent ask price





"Fair Value" Pricing



      For all other assets and securities, and in cases where market prices are not readily available or circumstances render an existing methodology or procedure unreliable, the underlying Funds' investments will be valued at "fair value," as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.



      With respect to the underlying Funds' use of "fair value" pricing, investors should note the following:



            - In certain cases, a significant percentage of an underlying Fund's assets may be "fair valued." The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time that an underlying Fund's net asset value is calculated, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.



            - Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures that, among other things, generally require that the underlying Funds' foreign equity securities be valued using fair value prices based on modeling tools by third party vendors to the extent that those fair value prices are available.



      The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

      The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.


     In addition, because some underlying Funds may hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE is closed, the net asset value of a Fund's shares may be significantly affected on days when investors cannot redeem their shares in the Fund.



                                  NAME POLICIES



      Neither Fund will change its Name Policy without providing its shareholders with at least 60 days' prior written notice. When used in connection with a Fund's Name Policy, the Manager defines "assets" to include the Fund's net assets plus any borrowings made for investment purposes. In addition, the U.S. Equity Allocation Fund's Name Policy calls for the Fund to invest, under normal circumstances, at least 80% of the Fund's assets in equity investments tied economically to the U.S. For purposes of this Prospectus, an investment is "tied economically" to the U.S. if: (i) it is an investment in an issuer that is organized under the laws of the U.S. or in an issuer that maintains its principal place of business in the U.S.; (ii) it is traded principally in the U.S.; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S. A Fund may achieve exposure to a particular investment or country through direct investments or indirect investments (e.g., investments in another GMO mutual fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset).



                        DISCLOSURE OF PORTFOLIO HOLDINGS



      The Funds have established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the Statement of Additional Information. Each Fund's portfolio holdings as of each month's end is generally available on the GMO website (www.gmo.com/_______) approximately __ days after month's end. Users may be required to provide a name and e-mail address to access this information.



      Note that the funds or GMO may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.


                             HOW TO PURCHASE SHARES

      You may purchase a Fund's shares from the Trust on any day when the NYSE is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds' behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, call the Trust at (617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent.


      PURCHASE POLICIES. An investor must submit a purchase request in good order to avoid having it rejected by the Trust or its agent. A purchase request is in good order if it includes:






            - The signature of an authorized signatory as identified in the application;



            - The investor's name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity;



            -     The name of the Fund being purchased;



            -     The dollar amount of shares to be purchased;

            - The date on which purchase is to be made (subject to receipt prior to the close of regular trading on that date); and



            -     Payment in full (by check, wire, or securities).



                  - If payment is not received prior to the close of regular trading on the intended purchase date, the request may be rejected unless prior arrangements have been approved for later payment.



      If the purchase request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the purchase price is the net asset value per share determined on that day (plus any applicable purchase premium) for the Fund shares to be purchased. If the purchase request is received after the close of regular trading on the NYSE, the purchase price is the net asset value per share determined on the next business day (plus any applicable purchase premium) for the Fund shares to be purchased unless the investor has instructed Shareholder Services in writing to defer the purchase to another day. See "Purchase Premiums and Redemption Fees" for a discussion of the purchase premiums charged by the Funds, including circumstances under which the purchase premiums may be waived.



      The Trust and its agent reserve the right to reject any order. In addition, a Fund may temporarily or permanently close to some or all new subscriptions and/or additional investments from existing shareholders.



      Minimum Investment Amounts. With respect to each Fund, an investor must have assets with a market value of at least $5 million managed by GMO and its affiliates (including the proposed investment in the Fund) at the time of its initial investment in the Fund, at the close of business on the last business day of each calendar quarter, or at other times as determined by the Manager.


      You should note:

      - There is no minimum additional investment required to purchase additional shares of the Funds.

      - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

      - Eligibility requirements are subject to change upon notice to shareholders.


      - The Trust may waive eligibility requirements for certain accounts or special situations.



      Each Fund may purchase shares of other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Fund received a purchase request prior to the Cut-off Time on that day; and (ii) the purchases by the Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.


      SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                    GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                            Facsimile: (617) 439-4192
                         Attention: Shareholder Services


      Call the Trust at (617) 346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks, or securities directly to the Trust. Purchase requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent.


      FUNDING YOUR INVESTMENT. You may purchase shares:

      -     with cash (via wire transfer or check)

            - BY WIRE. Instruct your bank to wire the amount of your investment to:

             Investors Bank & Trust Company, Boston, Massachusetts
                                ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
                Further credit: GMO Fund/Account name and number

            - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:


     By U.S. Postal Service:                       By Overnight Courier:
 Investors Bank & Trust Company               Investors Bank & Trust Company
   GMO Transfer Agent MFD 23                     GMO Transfer Agent MFD 23
          P.O. Box 642                      200 Clarendon Street, 16th Floor
     Boston, MA 02117-0642                           Boston, MA 02116



      -     by exchange (from another GMO Trust fund)


            - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

      -     in exchange for securities acceptable to the Manager

            - securities must be approved by the Manager prior to transfer to the Funds

            - securities will be valued as set forth under "Determination of Net Asset Value"

      -     by a combination of cash and securities


      No Fund will honor requests for purchases or exchanges by shareholders who are identified as engaging in frequent trading strategies, including market timing. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time that may be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs, dilute the value of shares held by long-term investors, or otherwise are considered to be harmful to a Fund and its shareholders, as reasonably determined by the Manager. Notwithstanding the foregoing, Domestic Bond Fund and Short-Duration Investment Fund, as well as World Opportunity Overlay Fund and Short-Duration Collateral Fund (two other series of the Trust, offered through a separate prospectus), due to the nature of their investments, do not limit frequent trading.



      The Trustees have approved policies and procedures reasonably designed to detect and prevent frequent trading activity that is harmful to a Fund and its shareholders. There is no assurance that a Fund will be effective in identifying or preventing frequent trading activity in all instances, and the Funds do not automatically redeem shares that are the subject of a rejected exchange request.



      In addition to policies and procedures with respect to frequent transactions, the Trustees have adopted pricing policies that generally provide for the fair valuation of foreign equity securities on a daily basis, as described in "Determination of Net Asset Value" on page 18. The fair value pricing of foreign equity securities reduces the risk that frequent trading strategies could be used to take advantage of arbitrage opportunities resulting from the markets of certain foreign equity securities closing earlier than the time at which a Fund is valued.



      Certain Funds may be distributed through financial intermediaries who submit net purchase and redemption orders to the Fund through omnibus accounts. These omnibus accounts will engage in frequent transactions due to the volume of underlying shareholder activity that each intermediary aggregates on a daily basis. As the transactions transmitted through omnibus accounts will only represent net transactions through a particular intermediary, the Funds ability to monitor for and prevent frequent trading strategies is limited and dependent upon the cooperation of the intermediary in enforcing the Funds' policies. The Fund reserves the right to terminate a particular shareholders investment privileges or the sale of Fund shares through a particular intermediary at any time.


                              HOW TO REDEEM SHARES


      You may redeem a Fund's shares on any day when the NYSE is open for business. Redemption requests should be submitted to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be processed through that broker or agent. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, call the Trust at (617) 346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent.



      REDEMPTION POLICIES. An investor must submit a redemption request in good order to avoid having it rejected by the Trust or its agent. A redemption request is in good order if it includes:






      - The signature of an authorized signatory as identified in the application;



      - The investor's name and/or the account number set forth with sufficient clarity to avoid ambiguity;



      -     The name of the Fund being redeemed;



      -     The number of shares or the dollar amount of shares to be redeemed;
            and



      - The date on which redemption is to be made (subject to receipt prior to the close of regular trading on that date).



      If the redemption request is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price is the net asset value per share determined on that day (less any applicable redemption fee) for the Fund shares to be redeemed. If the redemption request is received after the close of regular trading on the NYSE, the redemption price is the net asset value per share determined on the next business day (less any applicable redemption fee) for the Fund shares to be redeemed unless the investor has instructed Shareholder Services in writing to defer the redemption to another day. The Funds' redemption fees apply to all shares of the Funds regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See "Purchase Premiums and Redemption Fees" for a discussion of the redemption fees charged by the Funds, including circumstances under which the fees may be waived.



    If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, a Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by that Fund instead of cash.


      If a redemption is made in cash:

      - payment will be made in federal funds transferred to the account designated in writing by authorized persons


            - designation of additional accounts and any change in the accounts originally designated must be made in writing by an authorized person


      - upon request, payment will be made by check mailed to the registration address


      -     the Trust may take up to seven days to remit proceeds.


      If a redemption is made in-kind, it is important for you to note:

      - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value"


      - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and generally will not represent a pro rata distribution of each security held in the Fund's portfolio

      - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption


      - in-kind redemptions will be transferred and delivered by the Trust as directed in writing by an authorized person



      -     the Trust may take up to seven days to remit proceeds.


      Each Fund may suspend the right of redemption and may postpone payment for more than seven days:


      -     if the NYSE is closed on days other than weekends or holidays


      -     during periods when trading on the NYSE is restricted

      - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund


      - during any other period permitted by the SEC for the protection of investors.



      Pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem unilaterally at any time any shareholder of either Fund if at such time: (i) the shareholder owns shares of either Fund or any class thereof having an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shareholder owns shares of either Fund or class thereof equal to or in excess of a percentage determined from time to time by the Trustees of the outstanding shares of the Trust or of either Fund or class thereof. The Trustees currently have not determined a minimum amount for either of the Funds, nor have the Trustees determined a maximum percentage of outstanding shares for the Trust or either Fund.



      Each Fund may redeem shares of other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Fund received a redemption request prior to the Cut-off Time on that day; and
(ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.


      SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares - Submitting Your Purchase Order Form" Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617)346-7646 or send an e-mail to SHS@GMO.com to CONFIRM RECEIPT of redemption requests.

                      PURCHASE PREMIUMS AND REDEMPTION FEES


      The Funds charge purchase premiums and redemption fees to shareholders purchasing or redeeming shares. Please refer to the "Fees and expenses" table for each Fund for details regarding the purchase premium and redemption fee charged by that Fund.



      Purchase premiums and redemption fees are paid to and retained by a Fund to help offset portfolio transaction costs caused by shareholder activity by allocating an estimate of such costs to the shareholder generating the activity. Purchase premiums and redemption fees apply only to cash transactions. In-kind purchase and redemption transactions are not subject to purchase premiums and redemption fees except to the extent those transactions include a cash component. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

      WAIVER OF PURCHASE PREMIUMS/REDEMPTION FEES


      If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. The Manager may also waive the purchase premium or redemption fee, as applicable, in extraordinary circumstances if the relevant Fund will not incur transaction costs. Waivers are not available for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms.


      DETERMINATION OF LEVEL OF PURCHASE PREMIUMS/REDEMPTION FEES


      Each Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying Funds in which the Fund is invested as of the date of this Prospectus.

      PERIODIC ADJUSTMENT OF PURCHASE PREMIUM/REDEMPTION FEES


      The purchase premium and redemption fee for each Fund may be adjusted from to time time to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying Fund). For information concerning the underlying Funds and the securities in which those underlying Funds may invest, see the "Principal investment strategies" section for each underlying Fund in "Appendix A - Description of Underlying Funds" to this Prospectus.

                             DISTRIBUTIONS AND TAXES


      The policy of each Fund is to declare and pay distributions of its net income semi-annually. Each Fund also intends to distribute net gains, whether from the sale of securities held by the Fund for not more than one year (i.e., net short-term capital gains) or from the sale of securities held by the Fund for more than one year (i.e., net long-term capital gains), at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.



      All dividends and/or distributions are paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the purchase order form, by writing to the Trust, or by notifying their broker or agent.


It is important for you to note:

      - For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less are taxable to shareholders as ordinary income.


      - For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.



      - Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. Shareholders should consult their tax advisors to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.


      - Distributions by a Fund are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly such income or gains were included in the price the shareholder paid for the Fund's shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from a shareholder's sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as capital gain.




      - An underlying Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed and mortgage-backed securities, assets "marked to the market" for federal income tax purposes, and, potentially, so-called "indexed securities" (including inflation-indexed bonds) may increase or accelerate the underlying Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the underlying Fund's distributions to a Fund (as a shareholder in the underlying Fund) and may cause the underlying Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

      - An underlying Fund's use of derivatives and securities lending may increase the amount of taxes payable by the underlying Fund's shareholders, including a Fund to the extent it is invested in the underlying Fund.


      - The use of a fund-of-funds structure could affect the amount, timing, and character of distributions. See "Taxes - Taxation Implications of Certain Investments" in the SAI.



     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable tax laws (including the federal alternative minimum tax). Please see the SAI for additional information regarding the tax aspects of investing in the Fund.



     If a shareholder is a nonresident alien individual or a foreign corporation for federal income tax purposes, under the American Jobs Creation Act of 2004, for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will generally not be required to withhold amounts paid to the shareholder with respect to properly designated distributions of (a) net short-term capital gains in excess of net long-term capital losses for taxable years (a "short-term capital gain dividend") and (b) U.S.-source interest income that, if earned directly by the shareholder, would not be subject to U.S. federal income tax (an "interest-related dividend"). In general, the use of a fund-of-funds structure will not adversely affect the Fund's ability to pass on to the shareholder the full benefit of the short-term capital gain dividends and interest-related dividends that the Fund receives from its underlying investments. Please see the SAI for additional information.

                  APPENDIX A - DESCRIPTION OF UNDERLYING FUNDS


      Following is information regarding certain of the underlying funds, as well as excerpts from the GMO Trust Prospectus, dated June 30, 2004, as supplemented from time to time, which, among other things, provides information about the remainder of the underlying Funds' investment objectives, investment programs, principal risks, performance and fees and expenses.



      GMO SHORT-DURATION COLLATERAL FUND. Short-Duration Collateral Fund ("SDCF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of SDCF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. SDCF is managed by GMO, and is intended to provide an efficient means for (i) other GMO Funds to achieve exposure to assets they might otherwise acquire directly and (ii) the GMO Emerging Markets Fund, GMO Emerging Countries Fund, and GMO Asia Fund to invest cash held by such Funds.



      SDCF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of SDCF's operating expenses through at least June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).



      SDCF's investment objective is total return in excess of its benchmark, the J.P. Morgan U.S. 3-Month Cash Index. SDCF is not a ""diversified" investment company within the meaning of the 1940 Act.



      SDCF seeks to achieve its investment objective by investing primarily in relatively high quality, low volatility fixed income securities. In particular, SDCF may invest a substantial portion of its assets in asset-backed securities, such as securities backed by pools of credit card receivables, automobile loans, educational loans, home equity loans, bonds issued by corporate or sovereign obligors, loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. SDCF may also invest in mortgage-related securities, government securities, corporate debt securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The fixed income securities in which SDCF may invest include securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government) and a wide range of private issuers, and may have various interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. SDCF will invest primarily in investment-grade instruments (that is, instruments rated BBB- or above by Standard & Poor's, Baa3 or above by Moody's at the time of purchase, or comparable unrated securities). SDCF may continue to hold a security whose rating is downgraded to below-investment-grade status after purchase by SDCF.



      In selecting fixed income securities for SDCF's portfolio, the Manager employs fundamental investment techniques to identify bond investments with yield spreads that are high relative to other fixed income securities with similar durations. SDCF may also use derivative instruments, including options, futures, options on futures, forward currency contracts, and swap contracts. In addition to investing directly in fixed income securities, SDCF may gain indirect exposure to securities through the use of ""synthetic" bonds, which are created by the Manager by combining a futures contract, swap contract, or option on a fixed income security with cash, a cash equivalent, or another fixed income security.



      The Manager employs a variety of techniques to adjust the sensitivity of SDCF's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, SDCF's portfolio duration. Under normal circumstances, the Manager expects that SDCF's dollar-weighted average portfolio duration will be 365 days or less. The Manager determines SDCF's dollar-weighted average portfolio duration by aggregating the durations of SDCF's individual holdings and weighting each holding based on its outstanding principal amount. Duration may be determined by traditional means or through empirical analysis, which may vary from traditional methods of calculating duration. Efforts are made to control exposure to interest rate volatility, and the Manager may do so by investing in bonds with longer maturities while hedging the interest rate exposure through the use of derivatives, resulting in a shorter effective duration. As a result, SDCF's dollar-weighted average portfolio maturity may be substantially longer than SDCF's dollar-weighted average portfolio duration. In addition, SDCF's resulting exposure to interest rates through the use of hedging may vary as compared to direct investment in bonds with shorter maturities, and the Manager's investment in longer-term bonds may expose SDCF to additional credit risk.

      The other GMO Funds investing in SDCF are subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in SDCF include Market Risk I Fixed Income Securities, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk, Focused Investment Risk, and Management Risk. As a result, shareholders of each GMO Fund investing in SDCF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund.



      GMO SPECIAL PURPOSE HOLDING FUND. GMO Special Purpose Holding Fund ("SPHF") (formerly GMO Alpha LIBOR Fund), a portfolio of the Trust, is offered through a separate prospectus. Shares of SPHF are not publicly offered, and SPHF is presently closed to new investment.



      SPHF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of SPHF's operating expenses through at least June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, extraordinary, non-recurring and certain other unusual expenses (including taxes), and certain other expenses, to the extent applicable).



      SPHF's investment objective is total return. SPHF is not a ""diversified" investment company within the meaning of the Investment Company Act of 1940. As of the date of this Prospectus, SPHF's assets consist of an interest in a special purpose vehicle that holds defaulted asset-backed securities issued by NPF VI, Inc. and NPF XII, Inc., special purpose corporations organized by National Premier Financial Services, a subsidiary of National Century Financial Enterprises, claims against various parties arising out of the Fund's purchase of such securities, and cash and cash items.



      The other GMO Funds that hold shares in SPHF are subject to the risks associated with an interest in defaulted asset-backed securities. The principal risks of holding shares in SPHF include Litigation-Related Risk (risk that SPHF's interest in the special purpose vehicle may be of insufficient value to cover the Fund's losses and that any recovery may be used to offset costs associated with the litigation), Liquidity Risk, Non-Diversification Risk, Market Risk I Fixed Income Securities, Credit and Counterparty Risk, and Management Risk. As a result, shareholders of each GMO Fund holding shares in SPHF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund.



      GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("WOOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of WOOF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors.



      WOOF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of WOOF's operating expenses through at least June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).



      WOOF's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. WOOF is not a "diversified" investment company within the meaning of the 1940 Act.



      WOOF's investment program has two principal components. One component consists mainly of investments in derivatives - primarily, interest rate swap contracts - through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve WOOF's objective of outperforming its benchmark primarily through returns on WOOF's derivatives positions. The primary purpose of WOOF's fixed income investments is to provide a cash-like return, and to serve as collateral with respect to its derivative positions.



      The Manager employs proprietary quantitative techniques to seek to identify and estimate the relative misvaluation of interest rates within and across world bond markets. In selecting fixed income securities for the Fund's portfolio, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income securities with similar credit quality and average lives.

      The other GMO Funds investing in WOOF are subject to the risks associated with investments in derivatives. The principal risks of an investment in WOOF include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk - Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. As a result, shareholders of each GMO Fund investing in WOOF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund.



      Additional information on SDCF, SPHF, and WOOF is set forth in separate prospectuses.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
                                                    Fund Inception Date: 9/18/85

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.

     The Manager uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued as well as stocks it believes have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                              GMO U.S. CORE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

     The Fund began offering a new class of shares, Class VI, on June 30, 2003. Class VI shares are invested in the same portfolio of securities as Class III shares. Annual returns would differ only to the extent Class VI shares and Class III shares do not have the same expenses.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [Graph]

                                      U.S. CORE FUND (%)
                                      ------------------
1994                                          2.36
1995                                         43.25
1996                                         17.61
1997                                         35.10
1998                                         24.69
1999                                         18.59
2000                                          0.30
2001                                         -7.68
2002                                        -19.67
2003                                         26.61

                        Highest Quarter: 19.49% (4Q1998)
                        Lowest Quarter: -17.14% (3Q2002)
                      Year-to-Date (as of 3/31/04): 1.91%
                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II(#)                                                     6/7/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              26.37%    2.16%        N/A       9.99%
----------------------------------------------------------------------------
 S&P 500 INDEX                    28.68%   -0.57%        N/A       8.51%
----------------------------------------------------------------------------
 CLASS III                                                      9/18/85
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              26.61%    2.23%     12.49%      14.20%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   26.36%   -0.12%      8.61%      10.50%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     17.58%    1.29%      9.19%      10.70%
----------------------------------------------------------------------------
 S&P 500 INDEX                    28.68%   -0.57%     11.07%      13.18%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              26.60%    2.28%        N/A       6.56%
----------------------------------------------------------------------------
 S&P 500 INDEX                    28.68%   -0.57%        N/A       4.57%
----------------------------------------------------------------------------
 CLASS V                                                         7/2/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              26.63%      N/A        N/A      -1.22%
----------------------------------------------------------------------------
 S&P 500 INDEX                    28.68%      N/A        N/A      -2.56%
----------------------------------------------------------------------------

(#) For the period from November 17, 1997 to January 9, 1998, no Class II shares were outstanding. Performance for that period is that of Class III shares. If Class II shares had been outstanding, performance would be lower because Class II expenses are higher.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of average daily net assets)
                                                                CLASS II      CLASS III      CLASS IV     CLASS V     CLASS VI
  ----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                  0.33%          0.33%         0.33%        0.33%       0.33%
  Shareholder service fee                                         0.22%          0.15%        0.105%       0.085%      0.055%
  Other expenses                                                  0.03%          0.03%         0.03%        0.03%       0.03%
  Total annual operating expenses                                 0.58%          0.51%        0.465%       0.445%      0.415%
  Expense reimbursement                                           0.03%(1)       0.03%(1)      0.03%(1)     0.03%(1)    0.03%(1)
  Net annual expenses                                             0.55%          0.48%        0.435%       0.415%      0.385%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class II                                                        $56      $183      $321       $723
Class III                                                       $49      $161      $282       $638
Class IV                                                        $44      $146      $257       $582
Class V                                                         $42      $140      $246       $558
Class VI                                                        $39      $130      $230       $521

       * After reimbursement

 GMO U.S. QUALITY EQUITY FUND
                                                     Fund Inception Date: 2/6/04

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in larger capitalized U.S. companies. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments tied economically to the U.S. The Fund typically holds between 40-80 stocks.

     The Manager uses proprietary quality models to evaluate an issuer's quality score based on several factors, including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operational and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).

     The Manager also uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and stocks it believes have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Non-Diversification Risk - The Fund is non-diversified, which means it is allowed to invest in a relatively small number of securities. Because the Fund may invest a greater percentage of its assets in the securities of a single issuer than if it were diversified, a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                    GMO U.S. QUALITY EQUITY FUND

PERFORMANCE

     Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III       CLASS IV
  ---------------------------------------------------------------------------------------
  Management fee                                                   0.33%           0.33%
  Shareholder service fee                                          0.15%          0.105%
  Other expenses                                                   0.07%(1)        0.07%(1)
  Total annual operating expenses                                  0.55%(1)       0.505%(1)
  Expense reimbursement                                            0.07%(1,2)      0.07%(1,2)
  Net annual expenses                                              0.48%(1)       0.435%(1)

(1) The amounts indicated above represent an annualized estimate of the Fund's operating expenses for the current fiscal year.
(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS
                                                              -------   -------
Class III                                                       $49      $169
Class IV                                                        $44      $155

       * After reimbursement

 GMO VALUE FUND
                                                   Fund Inception Date: 11/13/90

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

     The Manager uses proprietary quantitative models to identify an initial group of stocks trading at prices below what the Manager believes to be their true fundamental value. The Manager then applies traditional fundamental analysis to evaluate a potential issuer's financial, operational, and management strength. The Manager evaluates the resulting stock selection in light of its analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                          GMO VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [Graph]

                                        VALUE FUND (%)
                                      ------------------
1994                                          0.62
1995                                         38.18
1996                                         20.73
1997                                         30.42
1998                                         11.66
1999                                          2.70
2000                                         10.67
2001                                          2.85
2002                                        -20.64
2003                                         29.06

                        Highest Quarter: 17.71% (2Q2003)
                        Lowest Quarter: -19.38% (3Q2002)
                      Year to Date (as of 3/31/04): 3.47%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/13/90
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              29.06%    3.66%     11.33%      13.14%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   28.53%    1.57%      6.87%       8.99%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     19.20%    2.06%      7.42%       9.28%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         30.03%    3.56%     11.88%      13.60%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.46%
  Shareholder service fee                                          0.15%
  Other expenses                                                   0.20%
  Total annual operating expenses                                  0.81%
  Expense reimbursement                                            0.20%(1)
  Net annual expenses                                              0.61%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.46% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $62      $239      $430       $983

       * After reimbursement

 GMO INTRINSIC VALUE FUND
                                                     Fund Inception Date: 8/2/99

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

     The Manager uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                        GMO INTRINSIC VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

     The Fund began offering a new class of shares, Class IV, on June 30, 2003. Class IV shares are invested in the same portfolio of securities as Class III shares. Annual returns would differ only to the extent Class IV shares and Class III shares do not have the same expenses.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [GRAPH]

                                       INTRINSIC VALUE
                                           FUND (%)
                                      ------------------
2000                                         10.67
2001                                          3.31
2002                                        -15.75
2003                                         29.68

                        Highest Quarter: 19.25% (2Q2003)
                        Lowest Quarter: -17.34% (3Q2002)
                      Year to Date (as of 3/31/04): 3.49%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       8/2/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              29.68%      N/A        N/A       5.01%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   29.33%      N/A        N/A       4.09%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     19.67%      N/A        N/A       3.69%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         30.03%      N/A        N/A       1.90%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  -------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%        0.33%
  Shareholder service fee                                                                   0.15%       0.105%
  Other expenses                                                                            0.14%        0.14%
  Total annual operating expenses                                                           0.62%       0.575%
  Expense reimbursement                                                                     0.14%(1)     0.14%(1)
  Net annual expenses                                                                       0.48%       0.435%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $49      $184      $332       $761
Class IV                                                        $44      $170      $307       $706

       * After reimbursement

 GMO GROWTH FUND
                                                   Fund Inception Date: 12/30/88

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

     The Manager uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The Manager then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Russell 1000 Growth Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                         GMO GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [GRAPH]

                                       GROWTH FUND (%)
                                      ------------------
1994                                          1.68
1995                                         39.85
1996                                         20.39
1997                                         29.35
1998                                         37.30
1999                                         39.04
2000                                        -12.21
2001                                        -20.60
2002                                        -22.58
2003                                         28.58

                        Highest Quarter: 27.46% (4Q1998)
                        Lowest Quarter: -21.46% (1Q2001)
                      Year-to-Date (as of 3/31/04): 2.51%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/30/88
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              28.58%   -0.71%    11.36%       13.16%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   27.55%   -4.28%     6.33%        7.11%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     18.75%   -0.51%     8.48%        8.90%
----------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX        29.75%   -5.11%     9.21%       11.31%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.06%
  Total annual operating expenses                                                           0.54%
  Expense reimbursement                                                                     0.06%(1)
  Net annual expenses                                                                       0.48%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $49      $167      $296       $671

       * After reimbursement

 GMO SMALL CAP VALUE FUND
                                                   Fund Inception Date: 12/31/91

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to those of companies with stocks in the Index ("small cap companies"). As of May 31, 2004, the average market capitalization of companies in the Russell 2500 universe was approximately $2 billion; the median market capitalization was approximately $637 million; and the capitalization of the largest company was approximately $6.9 billion. Under normal circumstances, the Fund invests at least 80% of its assets in securities of small cap companies.

     The Manager uses proprietary research and multiple quantitative models to identify small cap company stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Russell 2500 Value Index, which measures the performance of stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Liquidity Risk (e.g., difficulty in selling Fund investments).

                                                        GMO SMALL CAP VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
1994                                                                              3.83
1995                                                                             27.28
1996                                                                             20.16
1997                                                                             29.72
1998                                                                              0.03
1999                                                                              2.95
2000                                                                             19.01
2001                                                                              9.91
2002                                                                            -11.48
2003                                                                             45.26

                        Highest Quarter: 23.22% (2Q2003)
                        Lowest Quarter: -19.71% (3Q2002)

             Year-to-Date (as of 3/31/04): 6.68%
                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              43.81%   11.38%     13.45%      14.86%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   43.15%    9.17%      9.86%      11.60%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     28.19%    8.69%      9.72%      11.33%
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE INDEX(a)      44.93%   11.93%     13.63%      15.00%
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE + INDEX(b)    44.93%   11.93%     13.54%      14.00%
----------------------------------------------------------------------------

(a) Fund's benchmark.
(b) The Russell 2500 Value + Index is a composite benchmark computed by the Manager and comprised of the Russell 2500 Index from 12/31/91 to 12/31/96, and the Russell 2500 Value Index from 12/31/96 to present, each of which was the Fund's benchmark during the periods indicated.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.50%(1)

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.08%
  Total annual operating expenses                                                           0.56%
  Expense reimbursement                                                                     0.08%(2)
  Net annual expenses                                                                       0.48%

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.
(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $151      $277      $415       $817       $99      $221      $353       $740

       * After reimbursement

 GMO SMALL CAP GROWTH FUND
                                                   Fund Inception Date: 12/31/96

INVESTMENT OBJECTIVE
     Long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to those of companies with stocks in the Index ("small cap companies"). As of May 31, 2004, the average market capitalization of companies in the Russell 2500 universe was approximately $2 billion; the median market capitalization was approximately $637 million; and the capitalization of the largest company was approximately $6.9 billion. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small cap companies.

     The Manager uses proprietary research and multiple quantitative models to identify small cap company stocks it believes have improving fundamentals. The Manager then narrows the selection to small cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in selling Fund investments), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                       GMO SMALL CAP GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND (%)
                                                                       -------------------------
1997                                                                             24.69
1998                                                                              5.79
1999                                                                             30.38
2000                                                                            -10.36
2001                                                                            -13.27
2002                                                                            -17.62
2003                                                                             47.09

                        Highest Quarter: 26.98% (4Q1999)
                        Lowest Quarter: -24.62% (3Q2001)

             Year-to-Date (as of 3/31/04): 5.66%
                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

---------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------
 CLASS III                                                     12/31/96
---------------------------------------------------------------------------
 RETURN BEFORE TAXES             45.62%     3.99%       N/A       6.98%
---------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  45.61%    -5.69%       N/A      -0.90%
---------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    29.16%     0.07%       N/A       2.99%
---------------------------------------------------------------------------
 RUSSELL 2500 GROWTH INDEX       46.32%     3.83%       N/A       5.22%
---------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.50%(1)

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.25%
  Total annual operating expenses                                                           0.73%
  Expense reimbursement                                                                     0.25%(2)
  Net annual expenses                                                                       0.48%

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.
(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $151      $314      $491      $1,004      $99      $257      $429       $929

       * After reimbursement

 GMO REAL ESTATE FUND
                                                    Fund Inception Date: 5/31/96

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in companies whose stocks are included in the Morgan Stanley REIT Index, or in companies with characteristics similar to those of companies with stocks in the Index. Under normal circumstances, the Fund will invest at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments.

     REITs are managed vehicles that invest in real estate or real estate-related companies. The Manager defines real estate-related investments as investments by the Fund in companies whose principal activity involves the development, ownership, construction, management, or sale of real estate, companies with significant real estate holdings, and companies that provide products or services related to the real estate industry. The Fund typically invests in equity REITs and real estate-related operating companies which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of both equity REITs and mortgage REITs.

     The Manager uses proprietary research and multiple quantitative models to identify stocks that are trading at prices below what the Manager believes to be their true fundamental value. The Manager also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and market capitalization. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK
     The Fund's benchmark is the Morgan Stanley REIT Index, an independently maintained and published equity real estate index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Real Estate Risk - Real-estate related securities may decline in value in light of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The value of real estate may also be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the Investment Company Act of 1940. Because a fundamental policy of the Fund is to concentrate its assets in real estate-related securities, the value of the Fund's portfolio can be expected to change in light of factors affecting the real estate industry and may fluctuate more widely than the value of a portfolio that consists of securities of companies in a broader range of industries.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Focused Investment Risk - Focusing investments in industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund, which makes substantial investments in real estate-related securities, making the Fund more susceptible to economic, market, political, and other developments affecting real estate-related industries.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                            GMO REAL ESTATE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                    [Graph]

                                          REIT FUND (%)
                                          -------------
1997                                          19.35
1998                                         -24.36
1999                                          -4.66
2000                                          28.83
2001                                           9.71
2002                                           2.17
2003                                          33.85

                        Highest Quarter: 12.22% (2Q2003)
                        Lowest Quarter: -16.27% (3Q1998)
                      Year-to-Date (as of 3/31/04): 12.09%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      5/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              33.85%   13.01%        N/A      10.49%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   32.25%   11.09%        N/A       8.20%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     21.89%    9.68%        N/A       7.46%
----------------------------------------------------------------------------
 S&P 500 INDEX(a)                 28.68%   -0.57%        N/A       8.59%
----------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX(b)     36.74%   14.12%        N/A      12.74%
----------------------------------------------------------------------------

(a) The S&P 500 Index, an index of large capitalization U.S. stocks, is independently maintained and published by Standard & Poor's.
(b) Fund's benchmark.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%(1)
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.07%
  Total annual operating expenses                                                           0.76%(1)
  Expense reimbursement                                                                     0.07%(2)
  Net annual expenses                                                                       0.69%(1)

(1) The Manager has temporarily agreed to waive 0.21% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.33% of the Fund's average daily net assets, resulting in estimated net annual expenses of 0.48% of the Fund's average daily net assets. The Manager may terminate this waiver at any time upon notice to shareholders. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 (see note 2 below).
(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.54% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS    5 YEARS    10 YEARS
                                                              -------   -------    -------    --------
Class III                                                       $70       $236       $415       $936

       * Costs in first year reduced for Manager's expense reimbursement, but not temporary waiver of management fee. If costs in first year were also reduced by this temporary waiver, the costs would be $49 for 1 year, $215 for 3 years, $395 for 5 years, and $916 for 10 years.

                           INTERNATIONAL EQUITY FUNDS
 GMO INTERNATIONAL DISCIPLINED EQUITY FUND
                                                    Fund Inception Date: 1/29/02

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically invests in a diversified portfolio of equity investments from developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments.

     The Manager uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

     - Currencies - export and producer price parity, balance of payments, interest rate differential, and relative strength of currencies.

     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will reflect a slight bias for value stocks over growth stocks. The Manager seeks to manage the Fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund's benchmark.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK
     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values the Manager anticipates), Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                       GMO INTERNATIONAL DISCIPLINED EQUITY FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's annual total return for the period shown, and by comparing the Fund's average annual total return for the calendar period with that of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

     The Fund began offering a new class of shares, Class IV, on June 30, 2003. Class IV shares are invested in the same portfolio of securities as Class III shares. Annual returns differ only to the extent Class IV shares and Class III shares do not have the same expenses.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Year Ending December 31

                                    [GRAPH]

                       INTERNATIONAL DISCIPLINED EQUITY FUND
                       -------------------------------------
2003                                   37.67

                        Highest Quarter: 18.96% (2Q2003)
                        Lowest Quarter: -6.19% (1Q2003)
                      Year-to-Date (as of 3/31/04): 6.48%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      1/29/02
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              37.67%      N/A        N/A      16.85%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   37.35%      N/A        N/A      15.98%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     25.11%      N/A        N/A      14.01%
----------------------------------------------------------------------------
 MSCI EAFE                        38.59%      N/A        N/A      11.27%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.40%       0.40%
  Shareholder service fee                                                                   0.15%       0.09%
  Other expenses                                                                            0.27%       0.27%
  Total annual operating expenses                                                           0.82%       0.76%
  Expense reimbursement                                                                     0.27%(1)    0.27%(1)
  Net annual expenses                                                                       0.55%       0.49%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder services fees and certain other expenses described on page 86 of this Prospectus) exceed 0.40% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $56      $235      $429       $988
Class IV                                                        $50      $216      $396       $917

       * After reimbursement

 GMO INTERNATIONAL INTRINSIC VALUE FUND
                                                    Fund Inception Date: 3/31/87

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically invests in a diversified portfolio of equity investments from developed markets outside the U.S.

     The Manager uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

     - Currencies - export and producer price parity, balance of payments, interest rate differential, and relative strength of currencies.

     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will reflect a significant bias for value stocks over growth stocks.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK
     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a value style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI")(which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund) and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                          GMO INTERNATIONAL INTRINSIC VALUE FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                    [Graph]

                          INTERNATIONAL INTRINSIC VALUE FUND (%)
                          --------------------------------------
1994                                        4.15
1995                                       10.32
1996                                        9.55
1997                                        0.92
1998                                       13.60
1999                                       14.62
2000                                       -1.40
2001                                      -12.11
2002                                       -0.59
2003                                       43.51

                        Highest Quarter: 21.54% (2Q2003)
                        Lowest Quarter: -15.14% (3Q1998)
                      Year-to-Date (as of 3/31/04): 6.26%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II                                                       9/26/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              43.39%    7.13%        N/A       7.65%
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC VALUE
  STYLE INDEX(a)                  42.12%    3.07%        N/A       5.13%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               38.59%   -0.05%        N/A       3.05%
----------------------------------------------------------------------------
 CLASS III                                                      3/31/87
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              43.51%    7.22%      7.42%       9.33%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   43.06%    5.76%      5.25%       7.41%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     29.15%    5.45%      5.22%       7.19%
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC VALUE
  STYLE INDEX(a)                  42.12%    3.07%      6.53%         N/A
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               38.59%   -0.05%      4.47%       4.87%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              43.61%    7.29%        N/A       8.87%
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC VALUE
  STYLE INDEX(a)                  42.12%    3.07%        N/A       5.78%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               38.59%   -0.05%        N/A       3.52%
----------------------------------------------------------------------------

(a) Fund's benchmark.
(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS II   CLASS III   CLASS IV
  -----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%      0.54%       0.54%
  Shareholder service fee                                                                   0.22%      0.15%       0.09%
  Other expenses                                                                            0.09%      0.09%       0.09%
  Total annual operating expenses                                                           0.85%      0.78%       0.72%
  Expense reimbursement                                                                     0.09%(1)   0.09%(1)    0.09%(1)
  Net annual expenses                                                                       0.76%      0.69%       0.63%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.54% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class II                                                        $78      $262      $463      $1,041
Class III                                                       $70      $240      $424      $  958
Class IV                                                        $64      $221      $392      $  886

       * After reimbursement

 GMO INTERNATIONAL GROWTH FUND
                                                   Fund Inception Date: 11/30/01

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically invests in a diversified portfolio of equity investments from the world's developed markets outside the U.S.

     The Manager, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The Manager applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The Manager maintains diversification across countries, and tilts the Fund's portfolio in favor of countries that the Manager believes have the highest growth prospects or that the Manager believes are most undervalued. The Manager also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the Manager and the models used may change over time.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK
     The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Growth Securities - Certain equity securities ("growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                   GMO INTERNATIONAL GROWTH FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total return from year to year for the periods shown, and by comparing the Fund's average annual total return for the calendar period shown with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                    [Graph]

                                      GMO INTERNATIONAL
                                       GROWTH FUND (%)
                                      ------------------
2002                                        -10.52
2003                                         30.40

                        Highest Quarter: 16.54% (2Q2003)
                        Lowest Quarter: -16.44% (3Q2002)
                      Year-to-Date (as of 3/31/04): 4.48%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/30/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              30.40%      N/A        N/A       8.81%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   30.34%      N/A        N/A       8.17%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     20.21%      N/A        N/A       7.20%
----------------------------------------------------------------------------
 S&P/CITIGROUP PMI EPAC GROWTH
  STYLE INDEX(a)                  34.78%      N/A        N/A       5.49%
----------------------------------------------------------------------------
 MSCI EAFE INDEX(b)               38.59%      N/A        N/A       7.91%
----------------------------------------------------------------------------

(a) Fund's benchmark.
(b) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                            0.16%
  Total annual operating expenses                                                           0.85%
  Expense reimbursement                                                                     0.16%(1)
  Net annual expenses                                                                       0.69%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.54% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $70      $255      $456      $1,034

       * After reimbursement

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND      Fund Inception Date: 6/30/95

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests to varying extents in other GMO Funds ("underlying Funds"), including International Disciplined Equity Fund, International Intrinsic Value Fund, and International Growth Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments.

     The Manager allocates the Fund's assets among the underlying Funds based on its analysis of the relative attractiveness of value versus growth investing styles. The Manager uses proprietary research and multiple quantitative models to measure the discount at which value stocks trade relative to growth stocks generally, as well as to analyze the predicted returns of the two styles in the markets. The Manager also creates forecasted returns for currencies, considering factors such as relative valuations, export and producer price parity, balance of payments, and interest rates.

     The Manager will look at the underlying Funds' holdings to measure base currency exposure and then attempt to hedge at least 70% of the foreign currency exposure in the underlying Funds' investments back to the U.S. dollar. While the Fund's benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts.

BENCHMARK
     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East) (Hedged), a large capitalization international stock index that is currency-hedged into U.S. dollars, which is independently maintained and published by Morgan Stanley Capital International.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds; for a more complete discussion of these risks, see "Description of Principal Risks."

- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that those Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.

- Market Risk - Equity Securities - Equity securities held by underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund and the underlying Funds do not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund makes frequent use of currency forwards.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect an underlying Fund's foreign investments.

- Liquidity Risk - The underlying Funds' ability to sell securities may be adversely affected by market size or legal restrictions.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the underlying Funds, causing their prices to decline or fail to approach the values that the Manager anticipates), Market
Risk - Growth Securities (e.g., risk that the market prices of securities purchased by the underlying Funds, which place greater emphasis on future earnings expectations, will be more sensitive to general market movements), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated investments may adversely affect the U.S. dollar value of the Fund's investments), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                   GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                  [Bar Graph]

                                        CURRENCY HEDGED
                                      INTERNATIONAL EQUITY
                                            FUND (%)
                                      --------------------
1996                                           15.28
1997                                           12.90
1998                                            7.29
1999                                           20.91
2000                                            9.89
2001                                           -5.27
2002                                          -14.26
2003                                           20.96

                        Highest Quarter: 17.38% (1Q1998)
                        Lowest Quarter: -19.29% (3Q1998)
                      Year-to-Date (as of 3/31/04): 4.40%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

-----------------------------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS    INCEPT.
-----------------------------------------------------------------------
 CLASS III                                                     6/30/95
-----------------------------------------------------------------------
 RETURN BEFORE TAXES            20.96%     5.47%       N/A       8.88%
-----------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                 20.96%     1.40%       N/A       4.16%
-----------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   13.63%     0.19%       N/A       3.68%
-----------------------------------------------------------------------
 MSCI EAFE INDEX(a)             38.59%    -0.05%       N/A       4.04%
-----------------------------------------------------------------------
 MSCI EAFE INDEX (HEDGED)(b)    19.17%    -1.02%       N/A       6.35%
-----------------------------------------------------------------------

(a) The MSCI EAFE Index (Europe, Australasia, and Far East) is a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.
(b) Fund's benchmark.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.54%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                   0.88%(2)
  Total annual operating expenses                                  1.57%(2)
  Expense reimbursement                                            0.87%(2,3)
  Net annual expenses                                              0.70%(2)

(1) The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of investing in underlying Funds, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.
(2) The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses were 0.66%, and the Fund did not bear any indirect investment-related expenses. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.
(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 86 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2005 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $72      $436      $825      $1,915

       * After reimbursement

 GMO FOREIGN FUND
                                                    Fund Inception Date: 6/28/96

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in non-U.S. companies, including the companies in developed and emerging markets listed in the MSCI database (approximately 4,000 companies). Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to countries outside the U.S.

     - Stock selection - The Manager employs a disciplined quantitative screening process combined with fundamental insights on the markets to analyze issuers and country economics. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities are an integral part of the investment process.

     - Country selection - Overweightings and underweightings of the Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swaps, to adjust its foreign currency exposure.

BENCHMARK
     The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far
East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions. Such risks are particularly pronounced for the Fund because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

     Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified) and Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with smaller capitalizations).

                                                                GMO FOREIGN FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31

                                  [Bar Graph]

                                         FOREIGN FUND
                                      ------------------
1994                                          6.50
1995                                         13.85
1996                                         14.32
1997                                          6.86
1998                                         13.95
1999                                         28.96
2000                                         -6.53
2001                                        -10.10
2002                                         -5.74
2003                                         40.89

                        Highest Quarter: 18.84% (2Q2003)
                        Lowest Quarter: -16.25% (3Q2002)
                      Year-to-Date (as of 3/31/04): 4.82%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

-------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS    INCEPT.
-------------------------------------------------------------------------
 CLASS II                                                        9/30/96
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              40.72%    7.47%       N/A        8.98%
-------------------------------------------------------------------------
 MSCI EAFE INDEX                  38.59%   -0.05%       N/A        2.98%
-------------------------------------------------------------------------
 CLASS III*                                                      8/31/84
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              40.89%    7.55%     9.28%       15.21%
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   40.55%    5.95%    N/A(#)       N/A(#)
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          27.09%    5.80%    N/A(#)       N/A(#)
-------------------------------------------------------------------------
 MSCI EAFE INDEX                  38.59%   -0.05%     4.47%       11.00%
-------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
-------------------------------------------------------------------------
 RETURN BEFORE TAXES              40.96%    7.60%       N/A        9.09%
-------------------------------------------------------------------------
 MSCI EAFE INDEX                  38.59%   -0.05%       N/A        3.52%
-------------------------------------------------------------------------

(#) Information on the Fund's return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company.

(*) Performance information presented for the Class III Shares of the Fund is that of the Fund's predecessor for all periods prior to June 28, 1996.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS II   CLASS III   CLASS IV
  ----------------------------------------------------------------------------------------------
  Management fee                                                   0.60%      0.60%       0.60%
  Shareholder service fee                                          0.22%      0.15%       0.09%
  Other expenses                                                   0.09%      0.09%       0.09%
  Total annual operating expenses                                  0.91%      0.84%       0.78%
  Expense reimbursement                                            0.09%(1)   0.09%(1)    0.09%(1)
  Net annual expenses                                              0.82%      0.75%       0.69%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.60% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class II                                                        $84       $281      $495      $1,111
Class III                                                       $77       $259      $457      $1,029
Class IV                                                        $70       $240      $424      $  958

       ** After reimbursement

 GMO FOREIGN SMALL COMPANIES FUND                   Fund Inception Date: 6/30/00

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in companies located or doing business outside of the U.S. that are in the smallest 30% of companies in a particular country as measured by total market capitalization ("small companies"). Under normal circumstances, the Fund invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of investments held by the Fund is generally within the market capitalization range of companies in the Fund's benchmark.

     - Stock selection - The Manager employs a disciplined quantitative screening process combined with fundamental insights on the markets to analyze issuers and country economics. The Manager separates companies with valuations it believes are deservedly low from those that it believes represent investment opportunities. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. Company visits by the Manager to evaluate management and production facilities are an integral part of the investment process.

     - Country selection - Overweightings and underweightings of the Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swaps, to adjust its foreign currency exposure.

BENCHMARK
     The Fund's benchmark is the S&P/Citigroup Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index that is the small capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI"). The BMI includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million. The EMI represents the bottom 20% of available capital of the BMI in each country and includes 75% of the BMI issues. The S&P/Citigroup EMI World ex-U.S. Index excludes the stocks of U.S. companies included in the BMI.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Market Risk - Value Securities - Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value. The Fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions. Such risks are particularly pronounced for the Fund because it makes investments in companies with smaller market capitalizations and because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                GMO FOREIGN SMALL COMPANIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

     The Fund commenced operations as a registered investment company on June 30, 2000. Prior to that date, the Fund was operated as a portfolio of a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund. Performance information for periods prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                     ANNUAL TOTAL RETURN/Class III Shares*
                            Years Ending December 31

                                  [BAR GRAPH]

                                        FOREIGN SMALL
                                        COMPANIES FUND
                                             (%)
                                      ------------------
1996                                         22.09
1997                                         -3.80
1998                                          4.51
1999                                         41.52
2000                                         -7.74
2001                                          3.66
2002                                          2.63
2003                                         50.73

                        Highest Quarter: 19.85% (2Q2003)
                        Lowest Quarter: -17.40% (3Q1998)
                      Year-to-Date (as of 3/31/04): 8.32%

                         AVERAGE ANNUAL TOTAL RETURNS*
                        Periods Ending December 31, 2003

-----------------------------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS    INCEPT.
-----------------------------------------------------------------------
 CLASS III                                                     1/4/95*
-----------------------------------------------------------------------
 RETURN BEFORE TAXES            50.73%    15.93%       N/A      12.06%
-----------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                 50.46%    N/A(#)       N/A       N/A(#)
-----------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   33.84%    N/A(#)       N/A       N/A(#)
-----------------------------------------------------------------------
 S&P/CITIGROUP EMI WORLD
  EX-U.S. INDEX                 53.73%       N/A       N/A      20.34%
-----------------------------------------------------------------------
 CLASS IV                                                      6/14/02
-----------------------------------------------------------------------
 RETURN BEFORE TAXES            50.78%       N/A       N/A      22.22%
-----------------------------------------------------------------------
 S&P/CITIGROUP EMI WORLD
  EX-U.S. INDEX                 53.73%       N/A       N/A      20.34%
-----------------------------------------------------------------------

(#) Information on the Fund's return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company.

* Performance information presented is that of the Fund's predecessor for all periods prior to June 30, 2000.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III   CLASS IV
  ------------------------------------------------------------------------------------
  Management fee                                                   0.70%       0.70%
  Shareholder service fee                                          0.15%       0.10%
  Other expenses                                                   0.12%       0.12%
  Total annual operating expenses                                  0.97%       0.92%
  Expense reimbursement                                            0.12%(1)    0.12%(1)
  Net annual expenses                                              0.85%       0.80%

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.70% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR**   3 YEARS   5 YEARS   10 YEARS
                                                              --------   -------   -------   --------
Class III                                                       $87       $297      $525      $1,179
Class IV                                                        $82       $281      $498      $1,120

       ** After reimbursement

 GMO INTERNATIONAL SMALL COMPANIES FUND            Fund Inception Date: 10/14/91

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in non-U.S. companies whose stocks are included in the MSCI database (including companies in developed and emerging countries) that fall within the bottom 70% of companies within their country when ranked by market capitalization ("small companies"). Under normal circumstances, the Fund invests at least 80% of its assets in securities of small companies.

     The Manager uses proprietary research and multiple quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

     - Stocks - valuation, firm quality, and improving fundamentals;

     - Countries - stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

     - Currencies - export and producer price parity, balance of payments, interest rate differential, and relative strength of currencies.

     The factors considered by the Manager and the models used may change over time. In using these models to construct the Fund's portfolio, the Manager expects that stock selection will be tilted toward value stocks and away from growth stocks.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure;
(ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK
     The Fund's benchmark is the S&P/Citigroup Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index, which is the small capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI"). The BMI includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million. The EMI represents the bottom 20% of available capital of the BMI in each country and includes 75% of the BMI issues. The S&P/Citigroup EMI World ex-U.S. Index excludes the stocks of U.S. companies included in the BMI.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions. Such risks are particularly pronounced for the Fund because it makes investments in companies with smaller market capitalizations and because it makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values the Manager anticipates), Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                          GMO INTERNATIONAL SMALL COMPANIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                  [BAR GRAPH]

                                        INTERNATIONAL
                                            SMALL
                                          COMPANIES
                                           FUND (%)
                                      ------------------
1994                                          4.74
1995                                          4.91
1996                                          9.84
1997                                         -3.54
1998                                          8.50
1999                                         11.00
2000                                          2.78
2001                                         -6.70
2002                                         -1.25
2003                                         67.44

                        Highest Quarter: 30.06% (2Q2003)
                        Lowest Quarter: -17.55% (3Q2002)
                      Year-to-Date (as of 3/31/04): 10.09%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

-------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
-------------------------------------------------------------------------
 CLASS III                                                      10/14/91
-------------------------------------------------------------------------
 RETURN BEFORE TAXES             65.44%   11.70%     8.19%         9.39%
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  64.43%   10.30%     6.50%         7.82%
-------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    42.83%    9.35%     6.15%         7.37%
-------------------------------------------------------------------------
 S&P/CITIGROUP EMI WORLD
  EX-U.S. INDEX(A)               53.73%    5.92%     5.19%         5.10%
-------------------------------------------------------------------------
 MSCI EAFE                       38.59%   -0.05%     4.47%         5.08%
-------------------------------------------------------------------------

(a) Fund's benchmark

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.60%(1)
  Redemption fee (as a percentage of amount redeemed)              0.60%(1)

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.60%
  Shareholder service fee                                          0.15%
  Other expenses                                                   0.13%
  Total annual operating expenses                                  0.88%
  Expense reimbursement                                            0.13%(2)
  Net annual expenses                                              0.75%

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.
(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 86 of this Prospectus) exceed 0.60% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $198      $394      $605      $1,215     $136      $326      $532      $1,126

            * After reimbursement

 GMO EMERGING MARKETS FUND                          Fund Inception Date: 12/9/93

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe. The Manager defines "emerging markets" as those countries not included in the MSCI EAFE Index, a developed markets index. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to emerging markets.

     The Manager uses proprietary research, multiple quantitative models, and fundamental analysis to evaluate and select individual countries and stocks. Country selection generally is the most significant factor affecting the Fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors, including:

     - Countries - value, improving fundamentals, macroeconomic and currency models, market momentum, GDP trends, and a currency fair value model; and

     - Stocks - fair value, earnings and price momentum, earnings to price, book to price, and quality.

     The factors considered by the Manager and the models used may change over time. The Fund has a value bias relative to many other traditional emerging market funds.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, warrants, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK
     The Fund's benchmark is the S&P/IFCI (Investable) Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities traded on stock exchanges of 22 different emerging markets, calculated on a total return basis.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging market investments, which are not widely traded and which may be subject to purchase and sale restrictions. Relative to the Emerging Countries Fund, the Fund will generally be subject to a higher level of liquidity risk due to the nature of its investments.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Focused Investment Risk (e.g., increased risk from the Fund's focusing investments in a limited number of countries or geographic regions or in industries with high positive correlations to one another), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                       GMO EMERGING MARKETS FUND
PERFORMANCE
    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

    The Fund began offering two new classes of shares, Class V and Class VI, on June 30, 2003. Class V and Class VI shares are invested in the same portfolio of securities as Class III shares. Annual returns would differ only to the extent Class V shares and Class VI shares do not have the same expenses as Class III shares.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                  [BAR GRAPH]

                                       EMERGING MARKETS
                                           FUND (%)
                                      ------------------
1994                                          6.28
1995                                        -12.57
1996                                         11.64
1997                                         -0.10
1998                                        -28.88
1999                                         77.73
2000                                        -27.80
2001                                          9.78
2002                                          0.80
2003                                         70.13

                        Highest Quarter: 34.40% (2Q1999)
                        Lowest Quarter: -28.24% (2Q1998)
                      Year-to-Date (as of 3/31/04): 7.86%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

---------------------------------------------------------------------------
                                   1 YEAR    5 YEARS   10 YEARS    INCEPT.
---------------------------------------------------------------------------
 CLASS III                                                         12/9/93
---------------------------------------------------------------------------
 RETURN BEFORE TAXES                67.42%   18.91%      5.77%       6.75%
---------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                     66.94%   18.57%      4.86%       5.84%
---------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            43.35%   16.50%      4.42%       5.30%
---------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) INDEX        57.15%   11.87%      0.27%       1.33%
---------------------------------------------------------------------------
 CLASS IV                                                          1/9/98
---------------------------------------------------------------------------
 RETURN BEFORE TAXES                67.59%   18.93%        N/A      11.06%
---------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) INDEX        57.15%   11.87%        N/A       7.29%
---------------------------------------------------------------------------

FEES AND EXPENSES
    The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV    CLASS V    CLASS VI
  -----------------------------------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.80%(1)    0.80%(1)   0.80%(1)    0.80%(1)
  Redemption fee (as a percentage of amount redeemed)              0.80%(1,2)   0.80%(1,2)   0.80%(1)   0.80%(1)

  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of average daily net assets)
                                               CLASS III              CLASS IV               CLASS V           CLASS VI
  ------------------------------------------------------------------------------------------------------------------------
  Management fee                                    0.81%                 0.81%                 0.81%              0.81%
  Shareholder service fee                           0.15%                0.105%                0.085%             0.055%
  Other expenses                                    0.18%(3)              0.18%(3)              0.18%(3)           0.18%(3)
  Total annual operating expenses                   1.14%(3)             1.095%(3)             1.075%(3)          1.045%(3)
  Expense reimbursement                             0.02%(3,4)            0.02%(3,4)            0.02%(3,4)         0.02%(3,4)
  Net annual expenses                               1.12%(3)             1.075%(3)             1.055%(3)          1.025%(3)

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.
(3) The Fund may invest in Short-Duration Collateral Fund ("SDCF") and holds shares of Special Purpose Holding Fund ("SPHF") (see page 123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF and SPHF. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF and SPHF.
(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, custodial fees, and certain other expenses described on page 86 of this Prospectus) exceed 0.81% of the Fund's average daily net assets.

EXAMPLE
    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                       --------------------------------------   --------------------------------------
                                       1 YEAR*   3 YEARS   5 YEARS   10 YEARS   1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                       -------   -------   -------   --------   -------   -------   -------   --------
Class III                               $276      $526      $797      $1,569     $193      $437      $701      $1,453
Class IV                                $271      $512      $773      $1,518     $189      $423      $677      $1,402
Class V                                 $269      $506      $762      $1,496     $187      $417      $666      $1,379
Class VI                                $266      $497      $747      $1,462     $184      $408      $650      $1,345

            * After reimbursement

 GMO EMERGING COUNTRIES FUND                        Fund Inception Date: 8/29/97

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe. The Manager defines "emerging countries" as those not included in the MSCI EAFE Index, a developed markets index. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to emerging countries.

     The Manager uses proprietary research, multiple quantitative models, and fundamental analysis to evaluate and select individual countries and stocks. Country selection generally is the most significant factor affecting the Fund's performance relative to its benchmark. The Manager's evaluation and selection decisions for countries and stocks are based on several factors, including:

     - Countries - value, improving fundamentals, macroeconomic and currency models, market momentum, GDP trends, and a currency fair value model; and

     - Stocks - fair value, earnings and price momentum, earnings to price, book to price, and quality.

     The factors considered by the Manager and the models used may change over time. The Fund's portfolio is constructed to have more liquidity than the portfolio of the Emerging Markets Fund and has a value bias relative to many other traditional emerging market funds.

     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK
     The Fund's benchmark is the S&P/IFCI (Investable) Composite Index, which is independently maintained and published by Standard & Poor's and is a market capitalization-weighted index of the performance of securities traded on stock exchanges of 22 different emerging countries, calculated on a total return basis.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging countries investments.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.

     Other principal risks of an investment in the Fund include Market
Risk - Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the Fund, causing their prices to decline or fail to approach the values that the Manager anticipates), Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Focused Investment Risk (e.g., increased risk from the Fund's focusing investments in a limited number of countries or geographic regions or in industries with high positive correlations to one another), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                                     GMO EMERGING COUNTRIES FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
                                    [Graph]

                                      EMERGING COUNTRIES
                                           FUND (%)
                                      ------------------
1998                                        -24.03
1999                                         94.69
2000                                        -28.51
2001                                          6.03
2002                                         -0.12
2003                                         69.37

                        Highest Quarter: 60.80% (2Q1999)
                        Lowest Quarter: -28.87% (2Q1998)
                      Year-to-Date (as of 3/31/04): 9.78%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

-----------------------------------------------------------------------------
                                    1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------------------
 CLASS III                                                        8/29/97
-----------------------------------------------------------------------------
 RETURN BEFORE TAXES                69.37%   20.08%        N/A      7.07%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                     68.58%   19.64%        N/A      6.61%
-----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            46.12%   17.60%        N/A      5.88%
-----------------------------------------------------------------------------
 S&P/IFCI (INVESTABLE) COMPOSITE
  INDEX                             57.15%   11.87%        N/A      2.07%
-----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.65%
  Shareholder service fee                                          0.15%
  Other expenses                                                   0.42%
  Total annual operating expenses                                  1.22%
  Expense reimbursement                                            0.07%(1,2)
  Net annual expenses                                              1.15%(2)

(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 86 of this Prospectus) exceed 1.00% of the Fund's average daily net assets.
(2) Restated to reflect a change in the Fund's expense reimbursement limitation as of June 30, 2003.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                      $117      $380      $664      $1,471

       * After reimbursement

 GMO DOMESTIC BOND FUND                             Fund Inception Date: 8/18/94

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks exposure primarily to U.S. investment-grade bonds, including U.S. government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), convertible bonds, and asset-backed securities of private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments tied economically to the United States.

     The Fund achieves this exposure by primarily investing in shares of Short-Duration Collateral Fund ("SDCF"), directly in fixed income securities, and in exchange-traded and over-the-counter derivative instruments (including synthetic bonds). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund may also expose some of its assets to foreign credit, and may invest some of its assets in lower-rated securities.

     The Manager employs fundamental and proprietary research techniques and quantitative applications to identify bond investments the Manager believes are undervalued. The Manager considers issue-specific risk in the selection process.

     While not a principal consideration of the Manager, the Manager normally seeks to cause the duration of the Fund to approximate that of its benchmark (4.96 years as of 05/31/04). Certain investors may invest in the Fund for short-term purposes (e.g., pending investment in another GMO Fund) and, as a result, the Fund may be subject to short-term trading and related trading and other costs.

BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index, an independently maintained and published U.S. government bond index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (e.g., difficulty in selling Fund investments), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (e.g., magnified risks from use of derivatives), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                          GMO DOMESTIC BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26
2001                                                                              7.44
2002                                                                             11.85
2003                                                                              3.84

                        Highest Quarter: 6.61% (3Q2002)
                        Lowest Quarter: -2.37% (1Q1996)
                      Year-to-Date (as of 3/31/04): 3.15%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
 CLASS III                                                                                  8/18/94
-------------------------------------------------------------------------------------------------------
 RETURN BEFORE TAXES                                          3.83%     6.96%        N/A      7.79%
-------------------------------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS                          2.43%     4.39%        N/A      4.80%
-------------------------------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES  2.79%     4.37%        N/A      4.83%
-------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. GOVERNMENT BOND INDEX                   2.36%     6.26%        N/A      7.54%
-------------------------------------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.10%
  Shareholder service fee                                          0.15%
  Other expenses                                                   0.06%(1)
  Total annual operating expenses                                  0.31%(1)
  Expense reimbursement                                            0.06%(1,2)
  Net annual expenses                                              0.25%(1)

(1) The Fund may invest in SDCF and holds shares of Special Purpose Holding Fund ("SPHF") (see page 123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF and SPHF. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF and SPHF.
(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 86 of this Prospectus) exceed 0.10% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $26       $98      $177       $410

       * After reimbursement

 GMO CORE PLUS BOND FUND                            Fund Inception Date: 4/30/97

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks exposure primarily to U.S. investment-grade bonds (including U.S. government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and asset-backed securities issued by private issuers), with additional return sought through exposure to foreign bond and currency markets. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.

     The Fund achieves U.S. bond market exposure by primarily investing in Short-Duration Collateral Fund ("SDCF"), synthetic bonds, and/or directly in U.S. government securities and other U.S. dollar-denominated fixed income securities (including investment-grade bonds, convertible bonds, collateralized bonds, and mortgage-backed securities of private issuers). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund also uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. The Fund may also expose some of its assets to below investment grade securities (also known as "junk bonds"), including up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund ("ECDF") (see page 58 for a discussion of ECDF).

     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.

     While not a principal consideration of the Manager, the Manager normally seeks to maintain the Fund's portfolio duration within 2 years of the benchmark's duration (4.83 years as of 05/31/04).

BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index, an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year and rated investment grade or higher.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. To a significant extent, the Fund also uses credit default swaps, which can be difficult to value, highly susceptible to liquidity and credit risk, and subject to documentation risks (e.g., the parties may interpret contract terms differently). There is no assurance that credit default swaps will be effective or will have the desired result.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.

- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter ("OTC") derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. This risk is particularly pronounced for funds that invest in lower-rated fixed income securities or in OTC derivatives with longer durations, or that have greater exposure to any one counterparty.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (e.g., difficulty in selling Fund investments), and Leveraging Risk (e.g., magnified risks from use of derivatives). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                         GMO CORE PLUS BOND FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[GRAPH]

                                                                        CORE PLUS BOND FUND (%)
                                                                        -----------------------
1998                                                                              3.87
1999                                                                             -2.38
2000                                                                             12.66
2001                                                                              9.89
2002                                                                              5.81
2003                                                                             11.23

                        Highest Quarter: 5.94% (2Q2003)
                        Lowest Quarter: -2.94% (4Q2002)
                      Year-to-Date (as of 3/31/04): 4.27%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/30/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              11.23%    7.30%        N/A       7.84%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    8.69%    4.18%        N/A       5.00%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           7.35%    4.32%        N/A       4.98%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. AGGREGATE
  BOND INDEX                       4.10%    6.62%        N/A       7.58%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.25%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                   0.10%(2)
  Total annual operating expenses                                  0.50%(2)
  Expense reimbursement                                            0.09%(2,3)
  Net annual expenses                                              0.41%(2)

(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.
(2) The Fund may invest in ECDF and SDCF and/or directly in securities and other investments, and holds shares of Special Purpose Holding Fund ("SPHF") (see page
123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of ECDF, SDCF and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in ECDF, SDCF, and SPHF. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and less than 0.01%, respectively (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in ECDF, SDCF, and SPHF.
(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 86 of this Prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2005 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $42      $156      $280       $642

       * After reimbursement

 GMO INTERNATIONAL BOND FUND                       Fund Inception Date: 12/22/93

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S. Government Bond Index, to investment-grade bonds denominated in various currencies, including asset-backed securities and collateralized bonds issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.

     The Fund achieves this exposure by primarily investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund may expose some of its assets to below investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund ("ECDF")(see page 58 for a discussion of ECDF).

     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.

     While not a principal consideration of the Manager, the Manager normally seeks to maintain the Fund's portfolio duration within 2 years of the benchmark's duration (5.78 years as of 05/31/04).

BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index, an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (e.g., difficulty in selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                     GMO INTERNATIONAL BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27
2001                                                                             -2.61
2002                                                                             18.42
2003                                                                             26.21

                        Highest Quarter: 15.75% (2Q2002)
                        Lowest Quarter: -5.78% (1Q1999)
                      Year-to-Date (as of 3/31/04): 3.23%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/22/93
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             26.21%    6.53%      9.13%        8.99%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  19.32%    3.87%      5.91%        5.78%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    16.70%    3.98%      5.84%        5.73%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND INDEX          18.63%    5.02%      6.88%        6.75%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets as a percentage of
  AVERAGE DAILY NET ASSETS)                                                                    CLASS III
  ------------------------------------------------------------------------------------------------------
  Management fee                                                                                 0.25%
  Shareholder service fee                                                                        0.15%(1)
  Other expenses                                                                                 0.13%(2)
  Total annual operating expenses                                                                0.53%(2)
  Expense reimbursement                                                                          0.12%(2,3)
  Net annual expenses                                                                            0.41%(2)

(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.
(2) The Fund may invest in ECDF and SDCF and/or directly in securities and other investments, and holds shares of Special Purpose Holding Fund ("SPHF") (see page
123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of ECDF, SDCF, and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in ECDF, SDCF, and SPHF. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and less than 0.01%, respectively (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in ECDF, SDCF, and SPHF.
(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 86 of this prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2005 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $42      $160      $289       $665

       * After reimbursement

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND        Fund Inception Date: 9/30/94

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S. Government Bond Index ex-Japan, to investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities, and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.

     The Fund achieves this exposure by primarily investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. The Fund may also expose some of its assets to below investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund ("ECDF") (see page 58 for a discussion of ECDF).

     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.

     While not a principal consideration of the Manager, the Manager normally seeks to maintain the Fund's portfolio duration within 2 years of the benchmark's duration (5.89 years as of 05/31/04).

BENCHMARK
     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan), an independently maintained and published index composed of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are currency hedged into U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated investments may adversely affect the U.S. dollar value of the Fund's investments), Liquidity Risk (e.g., difficulty in selling Fund investments), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                     GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND (%)
                                                              -------------------------------------------
1995                                                                             27.79
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65
2000                                                                             12.52
2001                                                                              6.35
2002                                                                              3.01
2003                                                                              8.77

                        Highest Quarter: 8.50% (2Q1995)
                        Lowest Quarter: -3.58% (4Q2002)

                      Year-to-Date (as of 3/31/04): 4.28%
                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/30/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.77%     6.60%      N/A        11.15%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   6.67%     2.77%      N/A         6.43%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          5.67%     3.36%      N/A         6.71%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)
  (EX-JAPAN)(a)                   2.85%     5.05%      N/A         8.74%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND INDEX (HEDGED)(b)          1.99%     5.34%      N/A         8.84%
----------------------------------------------------------------------------

(a) Fund's benchmark.
(b) The J.P. Morgan Non-U.S. Government Bond Index (Hedged) is an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars. Effective as of December 31, 2003, the Fund changed its benchmark from the J.P. Morgan Non-U.S. Government Bond Index (Hedged) to the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). This change was effected because the Manager expects that the Fund will be substantially underweight in Japan relative to the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.25%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                   0.25%(2)
  Total annual operating expenses                                  0.65%(2)
  Expense reimbursement                                            0.24%(2,3)
  Net annual expenses                                              0.41%(2)

(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.
(2) The Fund may invest in ECDF and SDCF and/or directly in securities and other investments, and holds shares of Special Purpose Holding Fund ("SPHF") (see page
123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of ECDF, SDCF, and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in ECDF, SDCF, and SPHF. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and less than 0.01%, respectively (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in ECDF, SDCF, and SPHF.
(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 86 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2005 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $42      $188      $347       $810

       * After reimbursement

 GMO GLOBAL BOND FUND                              Fund Inception Date: 12/28/95

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Global Government Bond Index, to investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities, and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and to private issuers. Under normal circumstances, the Fund invests at least 80% of its assets in bond investments.

     The Fund achieves this exposure by primarily investing in Short-Duration Collateral Fund ("SDCF") and synthetic bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund may also expose some of its assets to below investment grade securities (also known as "junk bonds"), and may invest up to 5% of the Fund's assets in the sovereign debt of emerging countries, generally by investing in Emerging Country Debt Fund ("ECDF") (see page 58 for a discussion of ECDF).

     The Manager employs fundamental and proprietary research techniques and quantitative applications to measure the relative values of the bond and currency markets and to determine currency and country allocations. The Fund takes active overweighted and underweighted positions in particular bond markets and currencies relative to its benchmark by using long and short positions in exchange-traded and over-the-counter derivatives and combinations of those positions to create synthetic securities. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.

     While not a principal consideration of the Manager, the Manager normally seeks to maintain the Fund's portfolio duration within 2 years of the benchmark's duration (5.76 years as of 05/31/04).

BENCHMARK
     The Fund's benchmark is the J.P. Morgan Global Government Bond Index, an independently maintained and published index composed of government bonds of 13 developed countries, including the U.S., with maturities of one year or more.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund creates "synthetic" bonds to replace direct investments.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging markets investments.

- Currency Risk - Fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Liquidity Risk (e.g., difficulty in selling Fund investments), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty). Certain of the above-referenced risks may be more pronounced for the Fund as a result of its investment in ECDF.

                                                            GMO GLOBAL BOND FUND

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54
2000                                                                              4.38
2001                                                                             -0.62
2002                                                                             13.31
2003                                                                             22.13

                        Highest Quarter: 13.28% (2Q2002)
                        Lowest Quarter: -4.98% (1Q1999)

                      Year-to-Date (as of 3/31/04): 3.50%
                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/28/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             22.13%    6.28%        N/A        7.59%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  12.81%    2.72%        N/A        4.19%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    13.65%    3.35%        N/A        4.50%
----------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT
  BOND INDEX                     14.51%    5.67%        N/A        6.11%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.19%
  Shareholder service fee                                          0.15%(1)
  Other expenses                                                   0.13%(2)
  Total annual operating expenses                                  0.47%(2)
  Expense reimbursement                                            0.12%(2,3)
  Net annual expenses                                              0.35%(2)

(1) The Fund may invest in Class III shares of ECDF. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of this investment so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.
(2) The Fund may invest in ECDF and SDCF and/or directly in securities and other investments, and holds shares of Special Purpose Holding Fund ("SPHF") (see page
123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of ECDF, SDCF, and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investment in ECDF, SDCF and SPHF. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.02% and less than 0.01%, respectively (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in ECDF, SDCF, and SPHF.
(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 86 of this Prospectus) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.19% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2005 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.19% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.19% of the Fund's average daily net assets.

EXAMPLE

     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $36      $143      $260       $602

       * After reimbursement

 GMO EMERGING COUNTRY DEBT FUND                     Fund Inception Date: 4/19/94

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests primarily in sovereign debt of emerging countries in Asia, Latin America, the Middle East, Africa, and Eastern Europe ("emerging countries"). Under normal circumstances, the Fund invests at least 80% of its assets in debt investments tied economically to emerging countries. Typical investments include, but are not limited to, sovereign debt (including Brady bonds and Euro bonds), bank loans to emerging countries, and debt issues of companies tied economically to emerging countries. The Fund may also invest in other U.S. and foreign securities, including government securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, and mortgage-related and asset-backed securities. Most of the Fund's holdings are typically below investment grade or, if unrated, deemed below investment grade by the Manager. The Fund may acquire or hold issues that are in default and therefore not making any payments of principal or interest. Generally, at least 75% of the Fund's assets are denominated in, or hedged into, U.S. dollars.

     The Manager emphasizes a "bottom-up" approach to examining and selecting emerging country securities, and uses advanced analytical techniques to seek to identify inefficiencies in the pricing of emerging country debt issues.

     In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter ("OTC") derivative instruments, including options, futures, and swap contracts (including credit default swaps). The Fund uses credit default swaps to provide a measure of protection against defaults of corporate and sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

     While not a principal consideration of the Manager, the Manager normally seeks to cause the duration of the Fund to approximate that of its benchmark (5.76 years as of 05/31/04).

BENCHMARK

     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG), an independently maintained and published index composed of debt securities of 31 countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments. These and other risks are greater for the Fund's emerging countries investments.

- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. This risk is particularly pronounced for funds that invest in fixed income securities that are below investment grade or in OTC derivatives with longer durations, or that have greater exposure to any one counterparty. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in volatile market conditions the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. To a significant extent, the Fund also uses credit default swaps, which can be difficult to value, highly susceptible to liquidity and credit risk, and subject to documentation risks (e.g., the parties may interpret contract terms differently). There is no assurance that credit default swaps will be effective or will have the desired result.

- Leveraging Risk - Because the Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, the Fund may be leveraged in relation to its assets. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

- Liquidity Risk - The Fund's ability to sell securities may be adversely affected by market size or legal restrictions. Such risks are particularly pronounced for the Fund because it primarily makes emerging countries investments, which are not widely traded and which may be subject to purchase and sale restrictions.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Focused Investment Risk (e.g., increased risk from the Fund's focusing investments in a limited number of countries or geographic regions or in industries with high positive correlations to one another), and Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated investments may adversely affect the U.S. dollar value of the Fund's investments).

                                                  GMO EMERGING COUNTRY DEBT FUND
PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indices do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                    EMERGING COUNTRY DEBT FUND (%)
                                                                    ------------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -30.53
1999                                                                             32.29
2000                                                                             24.13
2001                                                                             14.19
2002                                                                             19.35
2003                                                                             36.39

                        Highest Quarter: 26.16% (2Q1995)
                        Lowest Quarter: -34.91% (3Q1998)
                      Year-to-Date (as of 3/31/04): 3.94%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

---------------------------------------------------------------------------------
                                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------
 CLASS III                                                            4/19/94
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                    35.37%   24.82%        N/A     20.98%
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS    27.99%   18.38%        N/A     13.45%
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS
 AND SALE OF FUND SHARES                22.54%   17.12%        N/A     13.39%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBIG(a)                   25.66%   15.40%        N/A     14.23%
---------------------------------------------------------------------------------
 EMBIG+(b)                              25.66%   15.73%        N/A     14.05%
---------------------------------------------------------------------------------
 CLASS IV                                                             1/9/98
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                    35.42%   24.90%        N/A     14.03%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBIG(a)                   25.66%   15.40%        N/A     10.86%
---------------------------------------------------------------------------------
 EMBIG +(b)                             25.66%   15.73%        N/A     10.63%
---------------------------------------------------------------------------------

(a) Fund's benchmark.
(b) The Emerging Markets Bond Index Global ("EMBIG") + is a composite benchmark computed by the Manager, and represents the J.P. Morgan Emerging Markets Bond Index ("EMBI") prior to 8/31/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBIG thereafter, each of which was the Fund's benchmark during the periods indicated.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.50%(1)    0.50%(1)
  Redemption fee (as a percentage of amount redeemed)              0.25%(1,2)   0.25%(1,2)

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Management fee                                                   0.35%       0.35%
  Shareholder service fee                                          0.15%       0.10%
  Other expenses                                                   0.15%(3,4)   0.15%(3,4)
  Total annual operating expenses                                  0.65%(3,4)   0.60%(3,4)

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including the circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).
(3) The Fund may invest in Short-Duration Collateral Fund ("SDCF") and holds shares of Special Purpose Holding Fund ("SPHF")(see page 123). Total annual operating expenses represent the aggregate of direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expenses) associated with the Fund's investments in SDCF and SPHF. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF and SPHF.
(4) Expense ratios reflect inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 29, 2004, annual operating expenses (before addition of interest expense) and interest expense were 0.57% and 0.08%, respectively, for the Class III Shares, and 0.52% and 0.08%, respectively, for the Class IV Shares of the Fund.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                               IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
                                        --------------------------------------   --------------------------------------
                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                        ------    -------   -------   --------   ------    -------   -------   --------
Class III                                $142      $285      $441       $894      $116      $257      $410       $856
Class IV                                 $137      $270      $414       $835      $111      $241      $383       $796

GMO SHORT-DURATION INVESTMENT FUND                  Fund Inception Date: 4/18/90

INVESTMENT OBJECTIVE
     Provide current income. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund will have exposure primarily to securities issued or guaranteed by the U.S. government or its agencies and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), asset-backed securities issued by private issuers, high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, repurchase agreements, and certificates of deposit, bankers' acceptances, and other bank obligations. The Fund may achieve this exposure indirectly by investing a substantial portion of its assets in Short-Duration Collateral Fund ("SDCF"). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high-quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund may also use derivatives. While the Fund invests in high-quality instruments, it may choose not to dispose of a security whose rating is lowered after purchase. As of June 14, 2004, approximately 0.48% of the Fund's net assets were invested (through an investment in Special Purpose Holding Fund ("SPHF")) in defaulted asset-backed securities whose valuation is more uncertain and volatile than the Fund's investments generally.

     The Manager uses fundamental investment techniques to select bonds with high relative yield spreads. Under normal circumstances, the Fund seeks to maintain a duration slightly longer than the three-month duration of the Fund's benchmark. It may do so by investing in bonds with longer maturities while hedging the interest rate exposure through the use of derivatives, resulting in a shorter effective duration. As a result, the Fund's dollar-weighted average portfolio maturity may be substantially longer than the Fund's dollar-weighted average portfolio duration. For an additional discussion of duration, see "Fixed Income Funds -- Duration." The Fund is NOT a money market fund and is not subject to the portfolio quality, maturity, and other requirements of money market funds. However, certain investors may invest in the Fund for short-term purposes (e.g., pending investment in another GMO Fund) and, as a result, the Fund may be subject to short-term trading and related trading and other costs.

BENCHMARK
     The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities.

- Credit and Counterparty Risk - Risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), and Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified).

                                              GMO SHORT-DURATION INVESTMENT FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Bar Graph]

                                                                  SHORT-DURATION INVESTMENT FUND (%)
                                                                  ----------------------------------
1994                                                                              1.60
1995                                                                              9.97
1996                                                                              5.40
1997                                                                              6.11
1998                                                                              4.49
1999                                                                              5.09
2000                                                                              7.40
2001                                                                              4.99
2002                                                                             -4.62
2003                                                                              1.65

                        Highest Quarter: 3.00% (1Q1995)
                        Lowest Quarter: -6.35% (4Q2002)
                      Year-to-Date (as of 3/31/04): 1.04%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/18/90(#)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              1.65%     2.81%     4.14%        4.86%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   1.15%     1.11%     2.10%        2.72%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          1.07%     1.50%     2.34%        2.92%
----------------------------------------------------------------------------
 CITIGROUP 3-MONTH T-BILL INDEX   1.07%     3.50%     4.30%        4.44%
----------------------------------------------------------------------------

(#) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.05%
  Shareholder service fee                                          0.15%
  Other expenses                                                   0.11%(1)
  Total annual operating expenses                                  0.31%(1)
  Expense reimbursement                                            0.10%(1,2)
  Net annual expenses                                              0.21%(1)

(1) The Fund may invest in SDCF and holds shares of SPHF (see page 123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF and SPHF, including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF and SPHF. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF and SPHF.
(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, and certain other expenses described on page 86 of this Prospectus) exceed 0.05% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $22       $96      $178       $418

       * After reimbursement

 GMO ALPHA ONLY FUND                                Fund Inception Date: 7/29/94
(formerly known as GMO Global Hedged Equity Fund)

INVESTMENT OBJECTIVE
     High total return.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the Emerging Markets Fund, Emerging Countries Fund, and Asia Fund, which primarily make investments in emerging markets) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. The Fund implements its strategy with either direct or indirect exposure to a combination of U.S., international, and emerging market equities.

     The Manager forecasts returns for a broad range of global asset classes (e.g., international equity, U.S. equity, and emerging markets) and sub-asset classes (e.g., small cap stocks in the international equity asset class and quality stocks in the U.S. equity and emerging equity asset classes), using quantitative applications to evaluate current economic and corporate fundamentals in relation to global market prices for each asset class over a rolling 7 year period. The Manager then compares the forecasted returns of the relevant sub-asset class to the individual asset class and seeks to invest in those sub-asset classes (hedging out the return of the overall asset class) that are expected to provide significant excess return when compared to the overall asset class.

     The U.S. equity portion of the portfolio is hedged using exchange-traded S&P 500 futures contracts. The international equity portion of the portfolio is hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate. The emerging market equity portion of the portfolio is hedged using U.S. and foreign exchange-traded futures and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.

     To the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Instead, it is expected to perform more like a short-term fixed income fund, with variation in return (alpha) resulting from the Manager's outperformance or underperformance relative to equity markets generally.

BENCHMARK
     The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index, an independently maintained and published short-term bill index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds; for a more complete discussion of these risks, see "Description of Principal Risks."

- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that those Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.

- Market Risk - Equity Securities - Equity securities held by the Fund or underlying Funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects the Fund and underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

- Derivatives Risk - The use of derivatives by the Fund or underlying Funds may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives may be particularly pronounced because the Fund may use derivatives to gain exposure to fixed income securities and foreign currencies.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's or an underlying Fund's foreign investments. These and other risks are greater for an underlying Fund's emerging markets investments.

     Other principal risks of an investment in the Fund include Liquidity Risk (e.g., difficulty in selling Fund or underlying Fund investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated investments of the Fund or of an underlying Fund may adversely affect the U.S. dollar value of the Fund's or an underlying Fund's investments), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (e.g., magnified risks from use of derivatives), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty of the Fund or of an underlying Fund).

                                                             GMO ALPHA ONLY FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31

                                  [BAR GRAPH]

                                       ALPHA ONLY FUND
                                             (%)
                                      ------------------
1995                                          8.03
1996                                          4.09
1997                                         -1.60
1998                                         -7.08
1999                                          1.65
2000                                         19.37
2001                                         15.10
2002                                         11.63
2003                                          2.71

                        Highest Quarter: 8.01% (2Q1999)
                        Lowest Quarter: -4.10% (2Q1998)
                      Year-to-Date (as of 3/31/04): 1.73%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              2.46%     9.82%        N/A       5.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   2.46%     7.89%        N/A       3.46%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          1.52%     7.61%        N/A       3.41%
----------------------------------------------------------------------------
 CITIGROUP 3-MONTH T-BILL INDEX   1.07%     3.50%        N/A       4.34%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


  SHAREHOLDER FEES (fees paid directly from your investment)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of amount invested)       0.11%(1)
  Redemption fee (as a percentage of amount redeemed)              0.11%(1,2)

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.50%
  Shareholder service fee                                          0.15%(3)
  Other expenses                                                   0.91%(4)
  Total annual operating expenses                                  1.56%(4)
  Expense reimbursement                                            0.72%(4,5)
  Net annual expenses                                              0.84%(4)

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.
(2) Applies only to shares acquired on or after June 30, 2003.
(3) The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of investing in the underlying Funds, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.
(4) The Fund may invest in underlying Funds and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expenses) associated with the Fund's investment in underlying Funds. As described in note 5 below, the Manager will reimburse the Fund for certain direct and indirect expenses. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were 0.58% and less than 0.01%, respectively. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.
(5) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, custodial fees, and certain other expenses described on page 86 of this Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through June 30, 2005 to the extent that the sum of
(a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.
EXAMPLE
    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                           IF YOU SELL YOUR SHARES                  IF YOU DO NOT SELL YOUR SHARES
                                    --------------------------------------      --------------------------------------
                                    1 YEAR*   3 YEARS   5 YEARS   10 YEARS      1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                    -------   -------   -------   --------      -------   -------   -------   --------
Class III                            $108      $457      $831      $1,881         $97      $445      $818      $1,865

       * After reimbursement

 GMO INFLATION INDEXED BOND FUND                    Fund Inception Date: 3/31/97

INVESTMENT OBJECTIVE
     High total return. The Fund seeks to achieve its objective by outperforming its benchmark.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests primarily in securities that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Under normal circumstances, the Fund invests at least 80% of its assets in inflation indexed bond investments. The Manager defines "inflation indexed bond investments" as instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.

     The Fund intends to invest directly in fixed income securities, including inflation indexed bonds issued by the U.S. and foreign governments (including securities neither guaranteed nor insured by the U.S. government) and corporate issues, and in shares of Short-Duration Collateral Fund ("SDCF"). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular high quality asset-backed securities issued by a range of private and governmental issuers (including federal, state, local, and foreign governments). The Fund may also expose some of its assets to below investment grade securities (also known as "junk bonds"), and may make use of synthetic bonds to implement its strategy.

     The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices.

     While not a principal consideration of the Manager, the Manager normally seeks to cause the duration of the Fund to approximate that of its benchmark (8.66 years as of 05/31/04).

BENCHMARK
     The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index, an independently maintained and published index of inflation indexed linked U.S. Treasury securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     The value of an investment in the Fund changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Description of Principal Risks."

- Market Risk - Fixed Income Securities - The value of the Fund's fixed income investments will typically decline during periods of rising interest rates. The Fund has additional market risk through its investments in asset-backed securities and in debt securities paying no interest.

- Derivatives Risk - The use of derivatives may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

- Foreign Investment Risk - The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.

     Other principal risks of an investment in the Fund include Fund of Funds Risk (e.g., risk that other funds in which the Fund is invested will not perform as expected), Liquidity Risk (e.g., difficulty in selling Fund investments), Non-Diversification Risk (e.g., the Fund is non-diversified and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified), Leveraging Risk (e.g., magnified risks from use of derivatives), and Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

                                                 GMO INFLATION INDEXED BOND FUND

PERFORMANCE
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown, and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are themselves tax-exempt or who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance (before and after taxes) is not an indication of future performance.

                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND (%)
                                                                    -------------------------------
1998                                                                              4.17
1999                                                                              2.70
2000                                                                             13.32
2001                                                                              8.59
2002                                                                             14.19
2003                                                                              8.02

                        Highest Quarter: 7.75% (3Q2002)
                        Lowest Quarter: -0.84% (4Q2001)
                      Year-to-Date (as of 3/31/04): 4.91%

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2003

----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               8.02%    9.29%       N/A        7.98%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    6.55%    7.16%       N/A        5.86%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           5.49%    6.55%       N/A        5.45%
----------------------------------------------------------------------------
 LEHMAN BROTHERS U.S. TREASURY
  INFLATION NOTES INDEX            8.40%    9.58%       N/A        8.18%
----------------------------------------------------------------------------

FEES AND EXPENSES
     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are paid from Fund assets as a percentage of
  average daily net assets)                                      CLASS III
  ------------------------------------------------------------------------
  Management fee                                                   0.10%
  Shareholder service fee                                          0.15%
  Other expenses                                                   0.20%(1,2)
  Total annual operating expenses                                  0.45%(1,2)
  Expense reimbursement                                            0.07%(1,2,3)
  Net annual expenses                                              0.38%(1,2)

(1) The Fund may invest in SDCF and holds shares of Special Purpose Holding Fund ("SPHF") (see page 123). The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect operating expenses (excluding all investment-related expenses of SDCF and SPHF including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) associated with the Fund's investments in SDCF and SPHF. For the fiscal year ended February 29, 2004, the Fund's total indirect net operating expenses and indirect investment-related expenses were less than 0.01% each (based on restated expenses for SDCF and SPHF). Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in SDCF and SPHF.
(2) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 29, 2004, net annual expenses (before addition of interest expense) and interest expense were 0.25% and 0.13%, respectively.
(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2005 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust and certain other expenses described on page 86 of this Prospectus) exceed 0.10% of the Fund's average daily net assets.

EXAMPLE
     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                              1 YEAR*   3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
Class III                                                       $39      $137      $245       $560

       * After reimbursement

                                    GMO TRUST

                             ADDITIONAL INFORMATION


      Each Fund's SAI is available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The SAI contains more detailed information about the Funds and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.



      Investors can review and copy the Prospectus and SAI at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.



      Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals who request it more frequently than that information is otherwise made publicly available. However, such information will be disclosed only if the respective Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.



      Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer,40 Rowes Wharf, Boston, MA 02110.


                              SHAREHOLDER INQUIRIES

                       Shareholders may request additional
                    information from and direct inquiries to:
                             Shareholder Services at
                     Grantham, Mayo, Van Otterloo & Co. LLC

                                 40 Rowes Wharf
                                Boston, MA 02110

                          1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                   SHS@GMO.com
                           website: http://www.gmo.com

                                   DISTRIBUTOR


                             Funds Distributor, Inc.
                          100 Summer Street, 15th Floor
                           Boston, Massachusetts 02110


                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST


                        GMO GLOBAL EQUITY ALLOCATION FUND
                         GMO U.S. EQUITY ALLOCATION FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                 March __, 2005



This Statement of Additional Information is not a prospectus. It relates to the Prospectus of the GMO Global Equity Allocation Fund and the GMO U.S. Equity Allocation Fund (the "Funds") dated March __, 2005, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and annual reports to shareholders is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling GMO Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS


                                                                                                            Page
                                                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES....................................................................        2

FUND INVESTMENTS......................................................................................        2

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS............................................................        5

TRACKING ERROR........................................................................................       33

USES OF DERIVATIVES...................................................................................       33

INVESTMENT RESTRICTIONS...............................................................................       43

DETERMINATION OF NET ASSET VALUE......................................................................       46

DISTRIBUTIONS.........................................................................................       46

TAXES.................................................................................................       46

MANAGEMENT OF THE TRUST...............................................................................       54

INVESTMENT ADVISORY AND OTHER SERVICES................................................................       64

PORTFOLIO TRANSACTIONS................................................................................       66

PROXY VOTING POLICIES AND PROCEDURES..................................................................       67

DISCLOSURE OF PORTFOLIO HOLDINGS......................................................................       67

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES......................................................       69

VOTING RIGHTS.........................................................................................       70

SHAREHOLDER AND TRUSTEE LIABILITY.....................................................................       71

APPENDIX A -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

APPENDIX C -- SUPPLEMENTAL INFORMATION AVAILABLE ON THE INTERNET

The GMO Global Equity Allocation Fund and the GMO U.S. Equity Allocation Fund (each, a "Fund" and collectively, the "Funds") are series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.



Throughout this Statement of Additional Information, it is noted that the Funds will typically make "investments" in a particular type of security or other asset. Investors should understand that when used in this Statement of Additional Information, the word "investments" includes both direct investments and indirect investments (e.g., investments in another Series of the Trust).


                       INVESTMENT OBJECTIVES AND POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS


Each Fund is generally permitted (but not required) to make investments in shares of other Funds of the Trust;(1) securities (including certificates of deposit) issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States;(2) short-term paper; (3) and repurchase agreements. Each Fund may, however, make other types of investments provided such an investment is consistent with that Fund's investment objective and policies and that Fund's investment restrictions do not expressly prohibit it from so doing.



As stated above, each Fund is permitted to invest in other funds of the Trust ("underlying Funds"). These underlying Funds include GMO U.S. Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO Small Cap Value Fund, GMO Small Cap Growth Fund, and GMO Real Estate Fund (collectively, the "U.S. Equity Funds"); GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund, GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, and GMO Emerging Countries Fund (collectively, the "International Equity Funds"); and GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Duration Investment Fund, GMO Alpha Only Fund, GMO Inflation Indexed Bond Fund, GMO Short-Duration Collateral Fund, and GMO World Opportunity Overlay Fund (collectively, the "Fixed Income Funds"). The following chart indicates the types of investments that each underlying Fund is generally permitted (but not required) to make. An underlying Fund may, however, make other types of investments provided such investments are consistent with the underlying Fund's investment objective and policies and the underlying Fund's investment restrictions do not expressly prohibit it from so doing.


------------------------------
(1) For more information, see "Descriptions and Risks of Fund Investments -- Investments in Other Investment Companies" herein.

(2) For more information, see "Description and Risks of Fund Investments -- U.S. Government Securities and Foreign Government Securities" herein.

(3) For more information, see "Descriptions and Risks of Fund Investments -- Cash and Other High Quality Investments" herein.

                                                                                                                Securities
                                                                                                 Securities         of
                                                                                                 of Foreign      Emerging
                                                                                    Securities     Issuers        Market
                                               Domestic                                 of         (Traded        Issuers
                                                Equity      Preferred  Convertible   Foreign       on U.S           or
                                             Securities(1)    Stocks   Securities   Issuers(2)  Exchanges)(2)  Countries(2)
                                             -------------  ---------  -----------  ----------  -------------  ------------
U.S. EQUITY FUNDS
GMO U.S. Core Fund                                 X                       X                          X
GMO U.S. Quality Equity Fund                       X            X          X                          X
GMO Value Fund                                     X            X          X            X             X
GMO Intrinsic Value Fund                           X                       X                          X
GMO Growth Fund                                    X                       X                          X
GMO Small Cap Value Fund                           X            X          X                          X
GMO Small Cap Growth Fund                          X            X          X                          X
GMO Real Estate Fund                               X            X                       X             X
INTERNATIONAL EQUITY FUNDS
GMO International Disciplined Equity Fund          X            X          X            X             X
GMO International Intrinsic Value Fund             X            X          X            X             X              X
GMO International Growth Fund                      X            X          X            X             X              X
GMO Currency Hedged International Equity
Fund                                               X            X          X            X             X              X
GMO Foreign Fund                                   X            X          X            X             X              X
GMO Foreign Small Companies Fund                   X            X          X            X             X              X
GMO International Small Companies Fund             X            X          X            X             X              X
GMO Emerging Markets Fund                          X            X          X            X             X              X
GMO Emerging Countries Fund                        X            X          X            X             X              X
FIXED INCOME FUNDS
GMO Domestic Bond Fund                             X            X          X            X             X
GMO Core Plus Bond Fund                            X            X          X            X             X              X
GMO International Bond Fund                        X            X          X            X             X              X
GMO Currency Hedged International Bond Fund        X            X          X            X             X              X
GMO Global Bond Fund                               X            X          X            X             X              X
GMO Emerging Country Debt Fund                     X            X          X            X             X              X
GMO Short-Duration Investment Fund                                                      X
GMO Alpha Only Fund                                X            X          X            X             X              X
GMO Inflation Indexed Bond Fund                    X            X          X            X             X
GMO Short-Duration Collateral Fund                                         X            X             X              X
GMO World Opportunity Overlay Fund                                         X            X             X              X

                                                                         Futures
                                               Depository    Illiquid      and               Swap      Repurchase
                                                Receipts    Securities   Options   REITs   Contracts   Agreements
                                               ----------   ----------   -------   -----   ---------   ----------
U.S. EQUITY FUNDS
GMO U.S. Core Fund                                 X            X           X        X         X           X
GMO U.S. Quality Equity Fund                       X            X           X        X         X           X
GMO Value Fund                                     X            X           X        X         X           X
GMO Intrinsic Value Fund                           X            X           X        X         X           X
GMO Growth Fund                                    X            X           X        X         X           X
GMO Small Cap Value Fund                           X            X           X        X         X           X
GMO Small Cap Growth Fund                          X            X           X        X         X           X
GMO Real Estate Fund                               X            X           X        X         X           X
INTERNATIONAL EQUITY FUNDS
GMO International Disciplined Equity Fund          X            X           X        X         X           X
GMO International Intrinsic Value Fund             X            X           X        X         X           X
GMO International Growth Fund                      X            X           X        X         X           X
GMO Currency Hedged International Equity
Fund                                               X            X           X        X         X           X
GMO Foreign Fund                                   X            X           X                  X           X
GMO Foreign Small Companies Fund                   X            X           X        X         X           X
GMO International Small Companies Fund             X            X           X        X         X           X
GMO Emerging Markets Fund                          X            X           X                  X           X
GMO Emerging Countries Fund                        X            X           X                  X           X
FIXED INCOME FUNDS
GMO Domestic Bond Fund                             X            X           X                  X           X
GMO Core Plus Bond Fund                            X            X           X                  X           X
GMO International Bond Fund                        X            X           X                  X           X
GMO Currency Hedged International Bond Fund        X            X           X                  X           X
GMO Global Bond Fund                               X            X           X                  X           X
GMO Emerging Country Debt Fund                     X            X           X                  X           X
GMO Short-Duration Investment Fund                                          X                  X           X
GMO Alpha Only Fund                                X            X           X        X         X           X
GMO Inflation Indexed Bond Fund                    X            X           X                  X           X
GMO Short-Duration Collateral Fund                              X           X                  X           X
GMO World Opportunity Overlay Fund                              X           X                  X           X

                                                                          Shares
                                                                            of       Cash and
                                                                          Other        Other
                                               Reverse                     GMO          High
                                              Repurchase   Investment     Trust       Quality
                                              Agreements    Companies    Funds(3)   Investments
                                              ----------   ----------    --------   -----------
U.S. EQUITY FUNDS
GMO U.S. Core Fund                                             X                          X
GMO U.S. Quality Equity Fund                                   X                          X
GMO Value Fund                                                 X                          X
GMO Intrinsic Value Fund                                       X                          X
GMO Growth Fund                                                X                          X
GMO Small Cap Value Fund                                       X                          X
GMO Small Cap Growth Fund                                      X                          X
GMO Real Estate Fund                              X            X                          X
INTERNATIONAL EQUITY FUNDS
GMO International Disciplined Equity Fund                      X                          X
GMO International Intrinsic Value Fund                         X                          X
GMO International Growth Fund                                  X                          X
GMO Currency Hedged International Equity
Fund                                                           X            X             X
GMO Foreign Fund                                               X                          X
GMO Foreign Small Companies Fund                               X                          X
GMO International Small Companies Fund                         X                          X
GMO Emerging Markets Fund                                      X            X             X
GMO Emerging Countries Fund                                    X            X             X
FIXED INCOME FUNDS
GMO Domestic Bond Fund                            X            X            X             X
GMO Core Plus Bond Fund                           X            X            X             X
GMO International Bond Fund                       X            X            X             X
GMO Currency Hedged International Bond Fund       X            X            X             X
GMO Global Bond Fund                              X            X            X             X
GMO Emerging Country Debt Fund                    X            X            X             X
GMO Short-Duration Investment Fund                             X            X             X
GMO Alpha Only Fund                                            X            X             X
GMO Inflation Indexed Bond Fund                   X            X            X             X
GMO Short-Duration Collateral Fund                X            X                          X
GMO World Opportunity Overlay Fund                             X                          X



(1) For more information, see, among other sections, "Description of Principal Risks -- Market Risk -- Equity Securities" in the Prospectus.



(2) For more information, see, among other sections, "Description of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.



(3) For more information, see, among other things, "Descriptions and Risks of Fund Investments -- Investments in Other Investment Companies" herein.

                             Long
                             and
                            Medium
                             Term      Short-term                                                Firm
                          Corporate    Corporate                    Asset- and                Commitments
                              &           and                        Mortgage-   Adjustable    and When-
                            Gov't      Government   Brady    Euro     Backed        Rate        Issued      Dollar Roll
                           Bonds(4)     Bonds(4)    Bonds   Bonds   Securities   Securities   Securities     Agreements
                           --------     --------    -----   -----   ----------   ----------   ----------     ----------
U.S. EQUITY FUNDS
GMO U.S. Core Fund            X            X
GMO U.S. Quality
Equity Fund                   X            X
GMO Value Fund
GMO Intrinsic Value
Fund                          X            X
GMO Growth Fund               X            X
GMO Small Cap Value
Fund                          X            X
GMO Small Cap
Growth Fund                   X            X
GMO Real Estate Fund                                                     X           X             X             X
INTERNATIONAL
EQUITY FUNDS
GMO International
Disciplined Equity
Fund                          X            X
GMO International
Intrinsic Value Fund          X            X
GMO International
Growth Fund                   X            X
GMO Currency Hedged
International
Equity Fund                   X            X
GMO Foreign Fund              X            X
GMO Foreign Small
Companies Fund                X            X
GMO International
Small Companies Fund          X            X
GMO Emerging
Markets Fund                  X            X
GMO Emerging
Countries Fund                X            X
FIXED INCOME FUNDS
GMO Domestic Bond
Fund                          X            X                             X           X             X             X
GMO Core Plus Bond
Fund                          X            X          X       X          X           X             X
GMO International
Bond Fund                     X            X          X       X          X           X             X
GMO Currency Hedged
International Bond
Fund                          X            X          X       X          X           X             X
GMO Global Bond Fund          X            X          X       X          X           X             X             X
GMO Emerging
Country Debt Fund             X            X          X       X          X                         X
GMO Short-Duration
Investment Fund               X            X                             X           X             X
GMO Alpha Only Fund           X            X                  X
GMO Inflation
Indexed Bond Fund             X                               X          X           X             X
GMO Short-Duration
Collateral Fund               X            X                             X           X             X             X
GMO World
Opportunity Overlay
Fund                          X            X                             X           X



                              Loans,
                               Loan                           Below
                          Participations      Foreign      Investment      Zero                                  Warrants
                                or           Currency         Grade       Coupon        Indexed     Structured      and
                            Assignments    Transactions    Securities   Securities    Securities       Notes      Rights
                            -----------    ------------    ----------   ----------    ----------       -----      ------
U.S. EQUITY FUNDS
GMO U.S. Core Fund                                                                                                   X
GMO U.S. Quality
Equity Fund                                                                                                          X
GMO Value Fund                                                                                                       X
GMO Intrinsic Value
Fund                                                                                                                 X
GMO Growth Fund                                                                                                      X
GMO Small Cap Value
Fund                                                                                                                 X
GMO Small Cap
Growth Fund                                                                                                          X
GMO Real Estate Fund                                            X            X             X                         X
INTERNATIONAL
EQUITY FUNDS
GMO International
Disciplined Equity
Fund                                             X                                                                   X
GMO International
Intrinsic Value Fund                             X                                                                   X
GMO International
Growth Fund                                      X                                                                   X
GMO Currency Hedged
International
Equity Fund                                      X                                                                   X
GMO Foreign Fund                                 X              X                                                    X
GMO Foreign Small
Companies Fund                                   X                                                                   X
GMO International
Small Companies Fund                             X                                                                   X
GMO Emerging
Markets Fund                                     X                                         X            X            X
GMO Emerging
Countries Fund                                   X                                         X            X            X
FIXED INCOME FUNDS
GMO Domestic Bond
Fund                            X                               X            X             X            X            X
GMO Core Plus Bond
Fund                            X                X              X            X             X            X            X
GMO International
Bond Fund                       X                X              X            X             X            X            X
GMO Currency Hedged
International Bond
Fund                            X                X              X            X             X            X            X
GMO Global Bond Fund            X                X              X            X             X            X            X
GMO Emerging
Country Debt Fund               X                X              X            X             X            X            X
GMO Short-Duration
Investment Fund                                                 X                          X                         X
GMO Alpha Only Fund                              X                                                                   X
GMO Inflation
Indexed Bond Fund               X                X              X            X             X                         X
GMO Short-Duration
Collateral Fund                                  X              X            X             X            X            X
GMO World
Opportunity Overlay
Fund                                             X                           X             X            X            X



(4) For more information, see, among other sections, "Description of Principal Risks--Market Risk--Fixed Income Securities" in the Prospectus and "Descriptions and Risks of Fund Investments--Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS


The following is a description of certain investment practices in which the Funds may engage and the risks associated with their use. THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE OF THE UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST AND TO WHICH THE FUNDS MAY INDIRECTLY BE EXPOSED. ANY REFERENCES TO INVESTMENTS MADE BY THE FUNDS INCLUDE THOSE MADE BOTH DIRECTLY BY THE FUNDS AND INDIRECTLY BY THE FUNDS THROUGH THE UNDERLYING FUNDS IN WHICH THE FUNDS MAY INVEST. Please refer to "Summaries of Fund Objectives, Principal Investment Strategies, and Principal Risks" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which the Funds may engage.


PORTFOLIO TURNOVER

Portfolio turnover is generally not a limiting factor with respect to investment decisions for the Funds.


Based on the Manager's assessment of market conditions, the Manager may trade each Fund's investments more frequently at some times than at others, resulting in high portfolio turnover. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.


DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

As set forth in "Investment Restrictions" below, the Funds are "diversified" funds and, accordingly, are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which require that at least 75% of the value of a Fund's total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. See "Investment Restrictions" below for a discussion of the Funds' fundamental policy regarding diversification of their assets. Each Fund must also meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS


GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations

(including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. Special tax considerations also apply to securities of foreign issuers and securities principally traded overseas.



EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, little historical data or related market experience exists concerning the attributes of such instruments under all economic, market, and political conditions.



In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments exist that could affect investments in those countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one country can spread to other countries.



Investments in Asia are susceptible to social, political, legal, and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries.



Some countries in the region depend heavily upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity, and more volatility than more developed markets.


The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in a Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.




INVESTMENTS IN AFRICA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.


Investments in Africa are susceptible to social, political, legal, and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available.



Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity, and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.


While the foregoing risks are applicable to any underlying Fund investing in Africa, they are particularly pronounced for the GMO Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the GMO Emerging Markets Fund, GMO Emerging Countries Fund, GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO Global Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO International Intrinsic Value Fund, GMO Emerging Country Debt Fund, GMO Core Plus Bond Fund, and GMO Alpha Only Fund may invest directly in securities of Russian issuers. Investment in these securities presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the preceding sections. However, the social, political, legal, and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly pronounced.


A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When an underlying Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. A company's share registrar maintains the official record of ownership of the company's shares. Issuers control these share registrars, and investors have few legal rights against such registrars.

SECURITIES LENDING


Each Fund may make secured loans of portfolio securities amounting to not more than one-third of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of the risk of loss with respect to the investment of the collateral and the risks of delay in recovery of the securities or loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously collateralized by cash or liquid securities at least equal at all times to the market value of the securities lent. Those loans also may be collateralized by shares of other investment companies. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that is expected to be only a portion of the earnings on the collateral. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Manager has retained lending agents on behalf of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. A Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees.



A Fund's securities loans may or may not be structured to preserve qualified dividend income treatment on dividends paid on the loaned securities. A Fund may receive substitute payments under its loans (instead of dividends on the loaned securities) that are not eligible for treatment as qualified dividend income or the long-term capital gain tax rates applicable to such income. See "Taxes" below for further discussion of qualified dividend income.


DEPOSITORY RECEIPTS

The Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Funds' investment objectives. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.




CONVERTIBLE SECURITIES


A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock, tending to increase as the market value of the underlying stock rises, and tending to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.


PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS


The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise of the warrant or right, a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described in "Futures and Options" below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.



The GMO Emerging Markets Fund and GMO Emerging Countries Fund may use certain non-standard warrants, often referred to as low exercise price warrants or low exercise price options ("LEPOs"), to gain indirect exposure to issuers in certain countries, such as India. LEPOs are different from standard warrants in that they do not entitle their holders the right to receive a security of the issuer upon exercise, but rather, pay the holder the return on an underlying equity security between the date on which the LEPO was purchased and the date on which the LEPO is sold. LEPOs entail the same risks as other over-the-counter derivative instruments, including that the counterparty or issuer of the warrant may not be able to fulfill its obligations, there may be a disagreement as to the contractual terms of the instrument, or the instrument may not perform as expected. (See "Description of Principal Risks -- Derivatives Risk" and " -- Credit and Counterparty Risk" in the Prospectus and "Uses of Derivatives" below). Additionally, while LEPOs may be listed on an exchange, there is no guaranty that a liquid market will exist or that the counterparty will be willing to repurchase the warrant when a Fund wishes to sell the security.


FUTURES AND OPTIONS


The Funds may use futures and options for various purposes. See "Uses of Derivatives" below. The use of futures contracts, options contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options, and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options, and options on futures and the costs of these transactions will affect a Fund's performance.





OPTIONS. Each Fund (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.


Each Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If a Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.



If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This transaction is accomplished, in the case of exchange-traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This transaction is accomplished by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.


Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by a Fund.


The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price. In that event, a Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by a Fund in market environments analogous to those in which call options are used in buy-and-write transactions.



The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.



RISK FACTORS IN OPTIONS TRANSACTIONS. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.



An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if a Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist with respect to certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.



The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. The Funds, the Manager, and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.


The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. The Funds will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.


The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.



In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


INDEX FUTURES. The Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.


A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.



Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.


INTEREST RATE FUTURES. The Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. The Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

The ability to establish and close out options on futures contracts will be subject to the development and maintenance of a liquid secondary market. However, the development and maintenance of such a market is not certain.


RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, a Fund cannot always hedge fully or perfectly against currency fluctuations affecting the value of the Fund's securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.


A hedge will not be fully effective where such imperfect correlation exists. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.


A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of a currency in which the securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.


The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.


The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate, and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when a Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that a Fund is required to deposit.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, a Fund will generally have contractual remedies against such counterparty; however, there is no assurance that a Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, a Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

If a Fund uses combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position.


The Funds' ability to engage in the options and futures strategies described above depends on the availability of liquid markets in such instruments. The amount of trading interest that may exist in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.


SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS


The Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures, and related options.


SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.


INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).


EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve an agreement by two parties to exchange returns calculated with respect to a notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities, or individual equity security.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index, basket of equity securities, or individual equity security on which the equity swap is based as if it had purchased the notional amount of securities comprising the index, securities comprising the basket, or individual security, as the case may be. If a Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index, basket of equity securities, or individual equity security on which the equity swap is based as if it had sold the notional amount of securities comprising the index, securities comprising the basket, or individual security, as the case may be.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, a Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, a Fund's return is based on theoretical short futures positions in the securities comprising the basket. A Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, the short basket may outperform the long basket -- resulting in a loss to a Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.


INTEREST RATE CAPS, FLOORS, AND COLLARS. The Funds may use interest rate caps, floors, and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors, and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Funds' use of interest rate caps, floors, and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.


TOTAL RETURN SWAPS. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.


CREDIT DEFAULT SWAPS. The Funds may use credit default swaps to limit or reduce risk exposure of the Funds to defaults of corporate and sovereign issuers (i.e., to reduce risk where the Funds own or have exposure to such issuers). These instruments may also be used to create direct or synthetic short or long exposure to certain sovereign debt securities or foreign or domestic corporate debt securities to which the Funds are not otherwise exposed. The Funds, however, are not obligated to engage in any of these practices.

In a credit default swap, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by a third party on its obligations. Therefore, with credit default swaps, Funds may pay the premium referenced above and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The Funds may also use credit default swaps for investment purposes, in which case the Funds will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default (or similar events).


RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but no assurance can be given that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in enforcing contractual remedies. Documentation risk may also exist, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for a Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options, and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager tracks the creditworthiness of counterparties in swaps, forwards, and options. Typically, a Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher (by Standard & Poor's or Moody's Investors Service, Inc. ("Moody's")or if the counterparty had comparable credit, as determined by the Manager) at the time of entering into such transactions. However, short-term derivatives may be entered into with counterparties that do not have long-term debt ratings, but with short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's. The credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars, and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.


ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

FOREIGN CURRENCY TRANSACTIONS


Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.



The Funds may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. The Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of a Fund and the Fund's performance benchmark.


Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

REPURCHASE AGREEMENTS


A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject a Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in attempted enforcement.


DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY


Debt and other fixed income securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers.



Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency, and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.


Because interest rates vary, the future income of a Fund investing in such securities cannot be predicted. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS


The Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States Government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES


U.S. Government Securities include securities issued or guaranteed by the U.S. Government or its authorities, agencies, or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises are neither guaranteed nor insured by the U.S. Government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.


Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITS, which own real estate directly; mortgage REITS, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

The value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate may also be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to a Fund's investment in REITs.

MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES, AND COLLATERALIZED MORTGAGE OBLIGATIONS


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities may be issued by the U.S. Government, its agencies, or instrumentalities (including those whose securities are neither guaranteed nor insured by the U.S. Government, such as Freddie Mac, Fannie Mae, and FHLBs), or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below. Mortgage-backed securities of non-governmental issuers involve prepayment risks similar to those of mortgage-backed securities issued by the U.S. Government, its agencies, or instrumentalities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.



ASSET-BACKED SECURITIES. Asset-backed securities may be issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. These underlying pools of assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed securities involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.


Asset-backed securities involve prepayment risks similar to those of mortgage-backed securities described above. (See "Mortgage-Backed Securities" immediately above.)

Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

Furthermore, asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO/PO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.


ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


BELOW INVESTMENT GRADE SECURITIES



The Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB- by Standard & Poor's or below Baa3 by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Below Investment Grade Securities").



Below Investment Grade Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Below Investment Grade Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Below Investment Grade Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Below Investment Grade Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Below Investment Grade Securities. This reduced liquidity at certain times may affect the values of these securities, may make the valuation and sale or these securities more difficult, and may result in greater volatility in these securities. Because such securities are difficult to value, particularly during erratic markets, the values realized upon the sale of such securities may differ from the values at which they are carried by the relevant fund. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See Appendix A -- "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.


BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.


EURO BONDS



Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Euro bonds often pay principal and interest in Eurodollars (i.e., U.S. dollars held in banks outside of the United States), they may also pay principal and interest in other currencies. Euro bonds are subject to the same risks that pertain to domestic issues.


ZERO COUPON SECURITIES


When a Fund invests in "zero coupon" fixed income securities, it is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips.


INDEXED SECURITIES

Indexed securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Indexed securities in which a Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

The Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.


The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.


Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.

STRUCTURED NOTES

Similar to indexed securities described above in "Indexed Securities," structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the value of a specific asset, reference rate, or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured note may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES


The Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund investing in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities, or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. A Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. A Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, a Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, a Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than a Fund's payment obligation).



LOANS, LOAN PARTICIPATIONS, AND ASSIGNMENTS


The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans, promissory notes, and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness, including promissory notes, depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, no assurance can be given that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.


Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under certain legal theories of lender liability, a Fund potentially may be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.


A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.


Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.



A Fund that makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities, or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.


ILLIQUID SECURITIES


Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements, and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.


For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.



PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because relatively few potential purchasers for such securities may exist, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", that is, securities that cannot be sold to the public without registration under the Securities Act of 1933 or pursuant to an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual restrictions on resale. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

At times, the inability to sell private placements and restricted investments in the public market can make it more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Funds may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs"). When making such an investment, the Funds will be indirectly exposed to all the risks of such investment companies. In general, an investing Fund will bear a pro rata portion of the other investment company's fees and expenses.


In addition, the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.


ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open.

The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. Certain ETFs have obtained an exemptive order from the Securities and Exchange Commission that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.



Certain underlying Funds may invest without limitation in GMO Short-Duration Collateral Fund and/or GMO Emerging Country Debt Fund and certain Fixed Income Funds have investments in GMO Special Purpose Holding Fund. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but are instead made in reliance on an SEC exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. Underlying Funds investing in GMO Special Purpose Holding Fund, GMO Short-Duration Collateral Fund, and/or GMO Emerging Country Debt Fund, as applicable, will not directly bear any of the operating fees and expenses of such funds, but will indirectly bear a proportionate share of these funds' operating fees and expenses. The GMO Special Purpose Holding Fund, GMO Short-Duration Collateral Fund, and GMO Emerging Country Debt Fund are offered by GMO pursuant to separate prospectuses and statements of additional information.


                                 TRACKING ERROR

In certain cases, the Manager may consider an underlying Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an underlying Fund that is an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%.

                               USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the underlying Funds, in which the Funds may invest, use derivatives. The information below is designed to supplement the information included in the Prospectus.


FUNCTION OF DERIVATIVES IN THE UNDERLYING FUNDS. The underlying Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from underlying Fund to underlying Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from underlying Fund to underlying Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for the underlying Funds.



DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each U.S. Equity and International Equity Fund in which the Funds may invest, although derivative positions may comprise a significant portion of the total assets. In Fixed Income Funds in which the Funds may invest, bond futures, currency options, forwards, swaps, and other derivatives are the primary means of obtaining market exposure.



COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards, and options. Typically, the underlying Funds will enter into these transactions only with counterparties with long-term debt ratings of A or higher by either Standard & Poor's or Moody's at the time of contract. However, short-term derivatives may be entered into with counterparties that do not have long-term debt ratings, but with short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's. (See Appendix A -- "Commercial Paper and Corporate Debt Ratings" for an explanation of short-term ratings.) In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty by a particular underlying Fund. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that each underlying Fund has to over-the-counter counterparties. Additionally, the Manager may negotiate collateral arrangements with a counterparty in order to further reduce an underlying Fund's exposure to such counterparty.


          USE OF DERIVATIVES BY DOMESTIC AND INTERNATIONAL EQUITY FUNDS


U.S. EQUITY FUNDS. As stated above, underlying Funds in this group include: GMO U.S. Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO Small Cap Growth Fund, GMO Small Cap Value Fund, and GMO Real Estate Fund.



Types of Derivatives Used by the U.S. Equity Funds



-     Options, futures contracts, and related options on securities indexes


- Long equity swap contracts in which an underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which an underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components


Uses of Derivatives by the U.S. Equity Funds


Hedging

Traditional Hedging: An underlying Fund may use short equity futures, related options and short equity swap contracts to hedge against an equity risk already generally present in such underlying Fund.

Anticipatory Hedging: If an underlying Fund receives or anticipates significant cash purchase transactions, the underlying Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if an underlying Fund receives or anticipates a significant demand for cash redemptions, the underlying Fund may sell futures contracts or enter into short equity swap contracts, to allow it to dispose of securities in a more orderly fashion without it being exposed to leveraged loss exposure in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment


An underlying Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by an underlying Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). An underlying Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the underlying Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.


When long futures contracts and long equity swaps are used for investment, the underlying Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of an underlying Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the underlying Fund's net assets.

Risk Management - Synthetic Sales and Purchases


An underlying Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the underlying Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if an underlying Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the underlying Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the underlying Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.






INTERNATIONAL EQUITY FUNDS. As stated above, underlying Funds in this group include: GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund, GMO Foreign Fund, and GMO Foreign Small Companies Fund.


Types of Derivatives Used by the International Equity Funds (other than foreign currency derivative transactions)


-     Options, futures contracts, and related options on securities indexes


- Long equity swap contracts in which an underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities (excluding GMO Foreign Fund and GMO Foreign Small Companies
      Fund)

- Short equity swap contracts in which an underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities (excluding GMO Foreign Fund and GMO Foreign Small Companies
      Fund)

- Contracts for differences, i.e., equity swaps that contain both long and short equity components (excluding GMO Foreign Fund and GMO Foreign Small Companies Fund)


- Only GMO Emerging Markets Fund and GMO Emerging Countries Fund may use structured or indexed notes


- Warrants and rights (including LEPOs, with respect to GMO Emerging Markets Fund and GMO Emerging Countries Fund)

Uses of Derivatives by the International Equity Funds (other than foreign currency derivative transactions)

Hedging


Traditional Hedging: An underlying Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the underlying Fund.


Anticipatory Hedging: If an underlying Fund receives or anticipates significant cash purchase transactions, the underlying Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if an underlying Fund receives or anticipates a significant demand for cash redemptions, the underlying Fund may sell futures contracts or enter into short equity swap contracts, to allow it to dispose of securities in a more orderly fashion without it being exposed to leveraged loss exposure in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment


An underlying Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the underlying Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, an underlying Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. An underlying Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the underlying Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.


When long futures contracts and long equity swaps are used for investment, the underlying Funds will maintain an amount of liquid assets equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of an underlying Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the underlying Fund's net assets.

Risk Management - Synthetic Sales and Purchases


An underlying Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the underlying Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.


For example, if an underlying Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the underlying Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the underlying Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.




Foreign Currency Derivative Transactions Employed by the International Equity Funds

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies


- Currency swap contracts (excluding GMO Foreign Fund and GMO Foreign Small Companies Fund)


Uses of Foreign Currency Derivative Transactions by the International Equity
Funds

Hedging

Traditional Hedging: An underlying Fund may effect foreign currency transactions
- generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. An underlying Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).


Anticipatory Hedging: When an underlying Fund enters into a contract for the purchase, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.


Proxy Hedging: An underlying Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.


The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar. The GMO Currency Hedged International Equity Fund will maintain short currency positions with respect to at least 70% of the foreign currency exposure represented by the common stocks owned directly and indirectly by the Fund. In addition, the GMO Currency Hedged International Equity Fund may hedge currency based on the benchmark weightings of the underlying Funds (rather than the underlying Funds' investments), and thus will sometimes have a net short position with respect to certain foreign currencies.


Investment

An underlying Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, an underlying Fund may use foreign currency transactions for risk management, which will permit the underlying Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of an underlying Fund's investment in securities denominated in that currency.

An underlying Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the underlying Fund's net assets denominated in foreign currencies, though the currency exposure of the underlying Fund may differ substantially from the currencies in which the underlying Fund's equities are denominated.

                    USE OF DERIVATIVES BY FIXED INCOME FUNDS


As stated above, the underlying Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Duration Investment Fund, GMO Emerging Country Debt Fund, GMO Inflation Indexed Bond Fund, GMO Short-Duration Collateral Fund, and GMO World Opportunity Overlay Fund. Derivatives policies for GMO Alpha Only Fund are discussed separately below.


Types of Derivatives Used by the Fixed Income Funds (other than foreign currency derivative transactions)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-     Options on bonds and other securities


- Swap contracts, including interest rate swaps, total return swaps, credit default swaps, and contracts for differences (excluding GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund with respect to contracts for differences)


- Structured notes (excluding GMO Short-Duration Investment Fund and GMO Inflation Indexed Bond Fund)

Uses of Derivatives by the Fixed Income Funds (other than foreign currency derivative transactions)

Hedging


Traditional Hedging: An underlying Fund may use bond futures, related options, bond options, and swap contracts to hedge against a market or credit risk already generally present in the underlying Fund.


Anticipatory Hedging: If an underlying Fund receives or anticipates significant cash purchase transactions, the underlying Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if an underlying Fund receives or anticipates a significant demand for cash redemptions, the underlying Fund may sell futures contracts or enter into short swap contracts while the underlying Fund disposes of securities in an orderly fashion.

Investment

An underlying Fund is not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of its derivative positions. As a result, an underlying Fund may be leveraged in terms of aggregate exposure of its assets. However, the Manager seeks to manage the effective market exposure of each underlying Fund by controlling the projected tracking error relative to each underlying Fund's benchmark.


An underlying Fund may use derivative instruments (particularly long futures contracts, related options, and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, an underlying Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.



GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, and GMO Core Plus Bond Fund each take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to the underlying Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities.


Risk Management


An underlying Fund may use options, futures, and related options as well as swap contracts to adjust the weight of the underlying Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, an underlying Fund uses such transactions as a precursor to actual sales and purchases.


Other Uses

An underlying Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, an underlying Fund will receive a payment from or make a payment to the counterparty, respectively.


Credit default swaps are used to protect underlying Funds (primarily GMO Emerging Country Debt Fund, other Fixed Income Funds that invest a portion of their assets in emerging market debt, and GMO Core Plus Bond Fund) against events of default by corporate and sovereign issuers of debt, or to create direct or synthetic short or long exposure to sovereign and domestic or foreign corporate debt securities to which such underlying Funds are not otherwise exposed. With credit default swaps, underlying Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The underlying Funds may also use credit default swaps for investment purposes, in which case the underlying Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default. GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund generally only use credit default swaps for investment purposes.


Many of the debt instruments in which the underlying Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. An underlying Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the underlying Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Foreign Currency Derivative Transactions Used by the Fixed Income Funds

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Fixed Income Funds

Hedging

Traditional Hedging: An underlying Fund may effect foreign currency transactions
- generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. An underlying Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of GMO Currency Hedged International Bond Fund).

Anticipatory Hedging: When an underlying Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: An underlying Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

An underlying Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to certain limitations, an underlying Fund may use foreign currency transactions for risk management, which will permit the underlying Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of an underlying Fund's investment in securities denominated in that currency.


GMO ALPHA ONLY FUND ("ALPHA ONLY ")



Alpha Only uses the same types of derivatives as the International Equity Funds in seeking to deliver the hedged equity return described below. Alpha Only seeks total return consistent with minimal exposure to general equity market risk.


Hedged Equity Strategy


Alpha Only's assets are primarily invested in equity securities either directly or indirectly through investment in U.S. Equity and International Equity Funds. However, as a result of Alpha Only's hedging techniques, Alpha Only expects to create a return more similar to that received by an investment in fixed income securities.



Alpha Only pursues its investment objective by investing substantially all of its assets in a combination of: (i) equity securities; (ii) shares of U.S. Equity Funds and International Equity Funds (including GMO Emerging Markets Fund and GMO Emerging Countries Fund, which primarily make investments in emerging markets); (iii) derivative instruments intended to hedge the value of Alpha Only's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk; and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging Alpha Only's equity exposure.



To the extent that Alpha Only's hedging positions are effective, the performance of Alpha Only is not expected to correlate with the movements of equity markets generally. Instead, it is expected to perform more like a short-term fixed income fund, with variation in return (alpha) resulting from the Manager's outperformance or underperformance relative to equity markets generally.



Foreign Currency Derivative Transactions Used by Alpha Only


-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts

Uses of Foreign Currency Derivative Transactions by Alpha Only


Hedging


Traditional Hedging: Alpha Only may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. Alpha Only is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.



Proxy Hedging: Alpha Only may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.


Investment


Alpha Only may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.


Risk Management


Subject to the limitations described below, Alpha Only may use foreign currency transactions for risk management, which will permit Alpha Only to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of Alpha Only's investment in securities denominated in that currency.



Alpha Only's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of Alpha Only's net assets denominated in foreign currencies, though the currency exposure of Alpha Only may differ substantially from the currencies in which Alpha Only's securities are denominated.


                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to either Fund as indicated:


(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.


Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that a Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(4) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund's total assets in the case of each Fund.

(5) Concentrate more than 25% of the value of its total assets in any one industry.

(6) Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.


(7) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.


(8) Cause less than 75% of the value of the Fund's total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Restrictions:

The following actions are contrary to the present policy of the Funds, which may be changed by the Trustees without shareholder approval:


(1) Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.


(2) Make investments for the purpose of gaining control of a company's management.


(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.


Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.


For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.


(4) Change a Fund's non-fundamental investment policy adopted pursuant to Rule 35d-1 under the 1940 Act (each, a "Name Policy"), as set forth under each Fund's "Principal investment strategies" in the Prospectus, without providing the Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.


For purposes of its Name Policy, each Fund considers the term "investments" to include both direct investments and indirect investments (e.g., investments in an underlying Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment or country through direct investments or indirect investments.


Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

When used in connection with a Fund's Name Policy, the Manager uses the terms "investments," "assets," and "tied economically" as defined in the Prospectus.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund will be determined as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS


The Prospectus describes the distribution policies of each Fund under the heading "Distributions." Each Fund maintains a policy in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options, and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.


                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;



(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid -- generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and



(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.



In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).



If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).


TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES


The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in a Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.



For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for 12 months or less will be taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.



In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.



If a Fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as "qualified dividend income," then the Fund may, in turn, designate a portion of its distributions as "qualified dividend income" as well, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.


Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.


Depending on a Fund's percentage ownership in an underlying fund both before and after a redemption of underlying fund shares, the Fund's redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where a Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest.



Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.


Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.



Because the Funds will invest all of its assets in shares of underlying funds, its distributable income and gains will normally consist entirely of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Funds will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.



For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."



Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. Certain Funds may invest in REITs that hold residual interests in REMICs.


Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

BACKUP WITHHOLDING

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS


Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.



Under the 2004 Act, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.



The fact that a Fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the Fund are offset by deductions allocable to the Fund's qualified interest income or (2) short-term capital gain dividends received by the Fund are offset by the Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.



If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. Under current law, a distribution from a Fund to a foreign shareholder is not anticipated to be characterized as a FIRPTA Distribution.



Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or

Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the 2004 Act.



FOREIGN TAXES



An underlying Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains which will decrease the yield of a Fund invested in such underlying Fund. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of non-U.S. shareholders in an underlying Fund, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.



Under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by underlying funds. In general, a Fund may only elect to pass through to its shareholders foreign income taxes it pays provided that it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.


TAX IMPLICATIONS OF CERTAIN INVESTMENTS

Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.


Investments by an underlying Fund in certain passive foreign investment companies ("PFICs") could subject such underlying Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to its shareholders. However, the underlying Fund may elect to treat such a passive foreign investment company as a "qualified electing fund," in which case the underlying Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The underlying Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the underlying Fund to avoid taxation. Making either of these elections therefore may require the underlying Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain of a Fund investing in that underlying Fund and affect that Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.





LOSS OF REGULATED INVESTMENT COMPANY STATUS


A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If a Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


TAX SHELTER REPORTING REGULATIONS


If a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.





                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of the Trust as of the date of this Statement of Additional Information. Each Trustee's and officer's date of birth ("DOB") is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.



                                                                 NUMBER
                                                                  OF
                                                              PORTFOLIOS
                                                                  IN
NAME, DATE OF BIRTH,                         PRINCIPAL           FUND         OTHER
AND POSITION(S) HELD    LENGTH OF          OCCUPATION(S)       COMPLEX    DIRECTORSHIPS
   WITH THE TRUST      TIME SERVED      DURING PAST 5 YEARS    OVERSEEN       HELD
--------------------   -----------      -------------------   ----------  -------------
NON-INTERESTED
TRUSTEES

Jay O. Light          Since May 1996  Professor of Business      [44]          *(4)
Trustee                               Administration and
DOB: 10/03/1941                       Senior Associate Dean,
                                      Harvard University.


----------

(4) Mr. Light is a director of Harvard Management Company, Inc., Partners HealthCare System, Inc. and Verde, Inc. None of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and none of these companies is a registered investment company.

Donald W. Glazer, Esq.  Since December 2000             Consultant--Business          [44]         None
Trustee                                                 and Law;(5) Vice Chair
DOB: 07/26/1944                                         (since 2002) and
                                                        Secretary, Provant, Inc.;
                                                        Author of Legal
                                                        Treatises.

INTERESTED TRUSTEE
R. Jeremy Grantham(6)   Chairman of the Board of        Member, Grantham,             [44]         None
Chairman of the Board   Trustees since September 1985;  Mayo, Van Otterloo &
of Trustees             President from February 2002 -  Co. LLC.
DOB: 10/06/1938         October 2002; President-
                        Quantitative from September
                        1985 - February 2002


OFFICERS

                         POSITION(S) HELD          LENGTH             PRINCIPAL OCCUPATION(S)
NAME AND DATE OF BIRTH    WITH THE TRUST       OF TIME SERVED          DURING PAST 5 YEARS
----------------------    --------------       --------------          -------------------
Scott Eston             President and Chief  President and Chief  Chief Financial Officer, Chief
DOB: 01/20/1956          Executive Officer   Executive Officer    Operating Officer (2000-present)
                                             since October        and Member, Grantham, Mayo,
                                             2002; Vice           Van Otterloo & Co. LLC.
                                             President from
                                             August 1998 -
                                             October 2002.


(5) As part of Mr. Glazer's work as a consultant, he provides part-time consulting services to Goodwin Procter LLP ("Goodwin"). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2003 and December 31, 2002, these entities paid $469,752.50 and $450,140.62, respectively, in legal fees and disbursements to Goodwin.



(6) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

Susan Randall Harbert     Chief Financial      Chief Financial     Member, Grantham, Mayo, Van
DOB: 04/25/1957           Officer and          Officer since       Otterloo & Co. LLC.
                          Treasurer            February 2000;
                                               Treasurer since
                                               February 1998.

Brent C. Arvidson         Assistant Treasurer  Since August 1998.  Senior Fund Administrator,
DOB: 06/26/1969                                                    Grantham, Mayo, Van Otterloo
                                                                   & Co. LLC.

Sheppard N. Burnett       Assistant Treasurer  Since September     Fund Administration Staff,
DOB: 10/24/1968                                2004.               Grantham, Mayo, Van Otterloo
                                                                   & Co. LLC (June 2004--
                                                                   present); Vice President,
                                                                   Director of Tax, Columbia
                                                                   Management Group (2002-2004)
                                                                   and Senior Tax Manager (2000-
                                                                   2002) and Tax Manager (1999-
                                                                   2000), PricewaterhouseCoopers
                                                                   LLP.

Scott D. Hogan            Chief Compliance     Since October       Legal Counsel, Grantham,
DOB: 01/06/1970           Officer              2004.               Mayo, Van Otterloo & Co. LLC
                                                                   (2000-2004) and Senior Legal
                                                                   Product Specialist, Scudder
                                                                   Kemper Investments, Inc. (1999-
                                                                   2000).

William R. Royer, Esq.    Vice President and   Vice President      General Counsel, Anti-Money
DOB: 07/20/1965           Clerk                since February      Laundering Reporting Officer
                                               1997; Clerk since   (July 2002-February 2003) and
                                               March 2001, May     Member, Grantham, Mayo, Van
                                               1999 - August       Otterloo & Co. LLC.
                                               1999.

Elaine M. Hartnett, Esq.  Vice President and   Vice President      Associate General Counsel,
DOB: 02/18/1945           Secretary            since August 1999;  Grantham, Mayo, Van Otterloo
                                               Secretary since     & Co. LLC (June 1999 -
                                               March 2001.         present).

Julie L. Perniola         Vice President       Vice President,     Anti-Money Laundering
DOB: 10/07/1970                                February, 2003-     Reporting Officer (February
                                               present; Anti-      2003- December 2004) and
                                               Money Laundering    Chief Compliance Officer (April
                                               Compliance          1995- present), Grantham,
                                               Officer, February   Mayo, Van Otterloo & Co. LLC.
                                               2003- December
                                               2004.

Cheryl Wakeham            Vice President and   Since December      Manager, Client Service
DOB: 10/29/1958           Anti-Money           2004.               Administration, Grantham,
                          Laundering Officer                       Mayo, Van Otterloo & Co. LLC
                                                                   (February 1999--present).

TRUSTEES' RESPONSIBILITIES. Under the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, is managed by the Trustees, and the Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove from their number members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.



The Board of Trustees has two standing committees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contracts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent auditors concerning the financial reporting process, internal controls, and compliance procedures of the Trust; select and nominate candidates to serve as independent Trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflicts of interest that may arise in the business of the Trust and may have an impact on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ended February 29, 2004, the Independent Trustees/Audit Committee held eight meetings.



The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Pricing Committee; Mr. Grantham, the interested trustee, is an alternate member of the Pricing Committee. During the fiscal year ended February 29, 2004, the Pricing Committee held six meetings.



In determining to approve the investment management agreements of new Funds of the Trust, including the Funds, or the annual extension of the investment management agreements of existing Funds of the Trust, including the underlying Funds, as applicable, the Trustees considered a number of factors common to the Funds of the Trust. To this end, the Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Management of the Funds" in the Prospectus and "Management of the Trust -- Officers" above. The Trustees also took into account the time and attention to be devoted or devoted by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources to be devoted or devoted by the Manager to the Funds were appropriate to fulfill effectively the Manager's duties under the agreements. The Trustees also considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the agreements.



The Trustees received information concerning the investment philosophy and investment process to be applied or applied by the Manager in managing the Funds. See "Summaries of Fund Objectives, Principal Investment Strategies, and Principal Risks" in the Prospectus. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees concluded that the Manager's investment process, research capabilities, and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.



The Trustees considered the scope of the services to be provided or provided by the Manager to the Funds under the investment advisory and service agreements. The Trustees noted that the standard of care set forth in those agreements was comparable to that found in most mutual fund investment advisory agreements. See "Investment Advisory and Other Services" below. The Trustees concluded that the scope of the Manager's services to the Funds was consistent with the Funds' operational requirements, including, in addition to seeking to achieve the Funds' investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements, and related shareholder services.



The Trustees considered the quality of the services (by comparison to other funds) to be provided or provided by the Manager to the Funds. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Trust - Code of Ethics" below), the procedures by which the Manager allocates trades among its various investment advisory clients (see "Portfolio Transactions" below), the Manager's and the Funds' proxy voting policies and procedures (see "Proxy Voting Policies and Procedures" below and Appendix B hereto), the integrity of the systems in place to ensure compliance with the foregoing and the record of the Manager in these matters. The Trustees also received information concerning standards of the Manager with respect to the execution of portfolio transactions.



The Trustees considered the Manager's management of non-advisory services to be provided or provided by persons other than the Manager, considering, among other things, each Fund's total expenses and the reputation of the Funds' other service providers. See "Summaries of Fund Objectives, Principal Investment Strategies, and Principal Risks" in the Prospectus.



The Trustees also considered information relating to each existing Fund's investment performance relative to its performance benchmark(s) and relative to funds with similar objectives managed by other managers. The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable, information prepared by Lipper Inc., the volatility of the Funds' returns, as well as factors identified by the Manager as contributing to the Funds' performance. The Trustees also considered the competence of the personnel responsible for managing the Funds, the support those personnel received from the Manager, the investment techniques used to manage the Funds, and the overall competence of the Manager.



The Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives. The Trustees also reviewed information provided by the Manager regarding fees paid by its separate account clients and non-proprietary mutual fund clients. The Trustees also considered possible economies of scale to the Manager. The Trustees evaluated the Manager's profitability with respect to the Funds. For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Manager, but also so-called "fallout benefits" to the Manager such as reputational value derived from serving as investment manager to the Funds. In evaluating the Funds' advisory fees, the Trustees also took into account the sophistication of the investment techniques used to manage each of the Funds.



In addition, the Independent Trustees met May 24, 2004 with their independent legal counsel to discuss the extensive materials provided by the Manager to the Independent Trustees for purposes of considering the renewal of the management contracts between the Trust and the Manager. Also at that meeting, the Independent Trustees considered the Manager's proposal to establish four new series of the Trust, GMO Real Asset Fund ("Real Asset Fund"), GMO Global Growth Fund ("Global Growth Fund"), GMO Global Equity Allocation Fund ("GEAF"), and GMO U.S. Equity Allocation Fund ("USEAF") (collectively, the "New Funds"), and proposed new management contracts between the Trust, on behalf of the New Funds, and the Manager. The Manager provided the Independent Trustees with information concerning the New Funds' objectives and strategies, proposed fee structures and estimated operating expenses, and information provided by Morningstar, Inc. and Lipper Inc. concerning fees paid to investment managers of funds with similar objectives to the New Funds. At the conclusion of the meeting, the Independent Trustees instructed their counsel to request additional information from the Manager, including additional information about the performance of certain Funds, and additional information about the proposed management of two of the New Funds, Real Asset Fund and Global Growth Fund, which was furnished by the Manager and/or addressed by the

Manager at a meeting of the Board of Trustees on June 3, 2004.



At the meeting of the Board of Trustees on June 3, 2004, following the Manager's presentation of additional information regarding certain of the Funds and the issues identified by the Independent Trustees, as requested by the Independent Trustees, the Independent Trustees delivered to the full Board of Trustees their recommendation to renew the management contracts of the Funds and approve the management contracts for the New Funds. The Independent Trustees' decision to recommend renewal of the management contracts to the Board of Trustees is based on a number of factors, including the following: First, the Independent Trustees noted that the advisory fees and expense ratios of the Funds compared very favorably to those of most other comparable funds included in the report prepared by Lipper Inc. In addition, the Independent Trustees concluded that the Manager's profitability in relation to the Funds was not excessive. Second, the Independent Trustees expressed their belief that the quality of the Manager's personnel and the investment advice and administrative services they provide to the Funds is very high. Finally, the Independent Trustees observed that the performance of nearly all the Funds has been strong relative to their benchmarks and funds with comparable investment objectives and that the Manager had satisfactorily responded to the Independent Trustees' questions regarding the few Funds whose relative performance was not as strong.



The Independent Trustees' decision to recommend the approval of the management contracts for the New Funds to the Board of Trustees is based on a number of factors, including the following: First, the Independent Trustees noted that GEAF and USEAF would not bear an advisory fee and that the Manager had agreed to reimburse certain of their direct expenses. The Independent Trustees also noted that the expense ratios of the New Funds compared very favorably to those of other funds for which information had been provided. Second, based on their consideration, as applicable, of the same information and factors considered in connection with the annual contract renewals of the existing Funds, the Independent Trustees expressed their belief that the quality of the Manager's personnel and the investment advice and administrative services they would provide to the New Funds would be very high. The Independent Trustees stated that they will consider the New Funds' performance and the Manager's profitability with respect to the New Funds when the management contracts are presented to them for renewal.



Based on the foregoing and the recommendation of the Independent Trustees, the Trustees concluded (i) that the scope and quality of the Manager's services would be or was sufficient, in light of the existing Funds' investment performance, particular portfolio management techniques, the resources brought to bear by the Manager, the competence of the Manager, its personnel and systems, and the financial resources of the Manager and (ii) that the fees to be paid the Manager under the advisory agreements would be or were fair and reasonable, given the scope and quality of the services rendered by the Manager.


Trustee Fund Ownership


The following table sets forth ranges of Trustees' direct beneficial share ownership in the Funds and in all other Funds of the Trust as of December 31, 2004.

                                                        AGGREGATE DOLLAR RANGE OF SHARES
                                                             DIRECTLY OWNED IN ALL
                                  DOLLAR RANGE OF         FUNDS OF THE TRUST (WHETHER
                              SHARES DIRECTLY OWNED IN     OR NOT OFFERED HEREUNDER)
NAME/FUNDS OFFERED HEREUNDER  FUNDS OFFERED HEREUNDER*        OVERSEEN BY TRUSTEE
----------------------------  ------------------------  --------------------------------
NON-INTERESTED TRUSTEES
JAY O. LIGHT                           [None]                       [None]

DONALD W. GLAZER                       [None]                   [over $100,000]

INTERESTED TRUSTEE

R. JEREMY GRANTHAM                     [None]                   [over $100,000]


* The Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, have not yet offered any shares for sale.


The following table sets forth ranges of Mr. Glazer's and Mr. Grantham's indirect beneficial share ownership in Funds of the Trust, as of December 31, 2004, by virtue of their direct ownership of shares of certain Funds (as disclosed in the table immediately above) that invest in other Funds of the Trust and of other private investment companies managed by the Manager that invest in Funds of the Trust.



                                                          AGGREGATE DOLLAR RANGE OF SHARES
                                                               INDIRECTLY OWNED IN ALL
                                   DOLLAR RANGE OF           FUNDS OF THE TRUST (WHETHER
                              SHARES INDIRECTLY OWNED IN      OR NOT OFFERED HEREUNDER)
NAME/FUNDS OFFERED HEREUNDER   FUNDS OFFERED HEREUNDER           OVERSEEN BY TRUSTEE
----------------------------  --------------------------  --------------------------------
NON-INTERESTED TRUSTEES
DONALD W. GLAZER

INTERESTED TRUSTEE
R. JEREMY GRANTHAM


Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

None.

Non-Interested Trustee Ownership of Related Companies


The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2004 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.

                      NAME OF
  NAME OF NON-     OWNER(S) AND
   INTERESTED     RELATIONSHIP TO                          TITLE OF     VALUE OF
    TRUSTEE          TRUSTEE             COMPANY             CLASS     SECURITIES  % OF CLASS
  ------------    ---------------        -------           --------    ----------  ----------
Jay O. Light            N/A                None               N/A          N/A        N/A

Donald W. Glazer       Self           GMO Tax-Managed       Limited    [$412,023]   [0.64%]
                                      Absolute Return     partnership
                                      Fund, a private       interest
                                    investment company
                                      managed by the
                                         Manager.(1)

                                    GMO Multi-Strategy      Limited    [$400,000]   [0.07%]
                                     Fund (Onshore), a    partnership
                                    private investment      interest
                                     company managed
                                    by the Manager. (1)

                                        GMO Brazil          Limited          [$0]   [1.95%]
                                    Sustainable Forest    partnership
                                    Fund, LP, a private     interest
                                    investment company
                                       managed by
                                        Renewable
                                    Resources LLC, an
                                    affiliate of the
                                       Manager. (2)

                                        GMO Brazil          Limited          [$0]   [1.94%]
                                    Sustainable Forest    partnership
                                   Fund 2, LP, a private    interest
                                   investment company
                                       managed by
                                        Renewable
                                    Resources LLC, an
                                    affiliate of the
                                        Manager.(2)



(1)The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.



(2)The Manager may be deemed to "control" this fund by virtue of its affiliation with and role as managing member of Renewable Resources LLC.



REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. In addition, the chair of each of the Independent Trustees/Audit Committee and the Pricing Committee receives an annual fee. Each non-interested Trustee is also paid a fee for each in-person and telephone meeting of the Board of Trustees or any committee thereof attended or participated in, as the case may be, and a fee for consideration of any action proposed to be taken by written consent. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.



Other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Funds, the Trust or any other series hereunder during the fiscal year ended February 29, 2004:



                                                          NAME OF PERSON, POSITION
                                                   --------------------------------------
                                                   Jay O. Light,  Donald W. Glazer, Esq.,
                                                      Trustee           Trustee
                                                   -------------  -----------------------
                     COMPENSATION FROM EACH FUND:

                    Global Equity Allocation Fund       N/A*                N/A*
                      U.S. Equity Allocation Fund       N/A*                N/A*

PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF       N/A                 N/A
                                   FUND EXPENSES:

       ESTIMATED ANNUAL BENEFITS UPON RETIREMENT:       N/A                 N/A

               TOTAL COMPENSATION FROM THE TRUST:    $ 120,230           $ 124,000


* The Funds will commence operations on or following the date of this Statement of Additional Information, and, therefore, have not yet paid any compensation to the Trustees.


Messrs. Eston, Grantham, and Royer, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.


The Funds will commence operations on or following the date of this Statement of Additional Information. Therefore, as of the date hereof, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund.

CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts


As disclosed in the Prospectus under the heading "Management of the Funds," under separate Management Contracts (each a "Management Contract") between the Trust, on behalf of the Funds, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an asset allocation program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.



As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses incurred through at least June 30, 2005.


Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.


Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period of two years from the date of its execution and continuously thereafter only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.



The Manager does not receive Management Fees for its services provided to the Funds under the Management Contracts. The Funds, however, indirectly bear the Management Fees paid by the underlying Funds in which the Funds invest. The Funds will commence operations on or following the date of this Statement of Additional Information, and, therefore, to date, have not yet indirectly borne any Management Fees of underlying Funds.


In the event that the Manager ceases to be the Manager of the Funds, the right of the Trust to use the identifying name "GMO" may be withdrawn.

Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's custodian on behalf of the Funds. As such, IBT holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, IBT receives and delivers cash and securities of the Funds in connection with the Funds' transactions and collects all dividends and other distributions made with respect to the Funds' portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.


Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance, and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.



The Trust entered into the Servicing Agreement with GMO on May 30, 1996. The Funds do not pay the Manager Shareholder Service Fees in exchange for the Manager providing these services under the terms of the Servicing Agreement. The Funds, however, indirectly bear the Shareholder Service Fees paid by the underlying Funds in which the Funds invest. The Funds will commence operations on or following the date of this Prospectus, and, therefore, to date, the Funds have not yet indirectly borne any Shareholder Service Fees of underlying Funds.



Independent Registered Public Accounting Firm. The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.



Distributor. Funds Distributor, Inc. ("FDI"), 100 Summer Street, 15th Floor, Boston, Massachusetts 02110, serves as the Trust's distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto).


Counsel. Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.

                             PORTFOLIO TRANSACTIONS

The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. In addition, two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.


Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust's pricing policies.


Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to a Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Funds with primary market makers unless better prices or executions are available elsewhere.

Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager receives such services from brokers who handle a substantial portion of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities, and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

The Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, to date, the Trust, on behalf of the Funds, has not yet paid any brokerage commissions.

                      PROXY VOTING POLICIES AND PROCEDURES


The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Funds. The Trust's proxy voting policy and the Manager's proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix B.


The Manager's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.


Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Manager's website at www.gmo.com and on the Securities and Exchange Commission's website at www.sec.gov no later than August 31, 2005.



                        DISCLOSURE OF PORTFOLIO HOLDINGS



The Funds have established a policy governing the disclosure of a Fund's portfolio holdings which is designed to protect the confidentiality of the Funds' non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by [GMO's chief compliance officer or a senior member of the GMO compliance department acting under the supervision of GMO's chief compliance officer (an "Authorized Person")].



Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over such policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds' portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar or identical investment objectives and strategies, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.



Neither GMO nor the Funds will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.



      PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. In addition to the public disclosure of Fund portfolio holdings through required Securities and Exchange Commission ("SEC") quarterly filings, a Fund may make its portfolio holdings publicly available on the GMO website in such scope and form and with such frequency as GMO may reasonably determine. The Funds' prospectus describes, to the extent applicable, the type of information that is disclosed on GMO's website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure.



A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information, (b) the day after the Fund makes such information available on its website (assuming that it discloses in its prospectus that such information is available on its website), or (c) at such additional times and on such additional bases as determined by the SEC or its staff.



      DISCLOSURE OF NON-PUBLIC PORTFOLIO HOLDINGS. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information, and GMO will seek to monitor a recipient's use of non-public portfolio holdings provided under these agreements and, when appropriate, use its best efforts to enforce the terms of such agreements. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO's affiliates, the Funds' custodians and auditors, the Funds' pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund's behalf, and persons assisting a Fund in the voting of proxies.



In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of a Fund's shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, the Authorized Person must inform [GMO's general counsel] of such potential conflict, and [GMO's general counsel] shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Trust's Chief Compliance Officer and Board of Trustees. GMO also reports to the Board of Trustees regarding the disclosure of information regarding the Funds that is not publicly available.



      ONGOING ARRANGEMENTS TO MAKE PORTFOLIO HOLDINGS AVAILABLE. With authorization from an Authorized Person, Fund Representatives disclose Fund portfolio holdings to the following recipients on an on-going basis:



[DISCLOSURE TO COME, WHICH WILL INCLUDE: ANY CONDITIONS OR RESTRICTIONS PLACED ON THE USE OF INFORMATION ABOUT PORTFOLIO SECURITIES THAT IS DISCLOSED, INCLUDING ANY REQUIREMENTS THAT THE INFORMATION BE KEPT CONFIDENTIAL OR PROHIBITIONS ON TRADING, ANY

PROCEDURES TO MONITOR THE USE OF THIS INFORMATION, AND THE FREQUENCY WITH WHICH SUCH INFORMATION IS DISCLOSED.]


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES


The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985, as amended and restated June 23, 2000, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on the last day of February.



Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of [forty-six] series: GMO U.S. Core Fund; GMO Tobacco-Free Core Fund; GMO U.S. Quality Equity Fund; GMO Value Fund; GMO Intrinsic Value Fund; GMO Growth Fund; GMO Small Cap Value Fund; GMO Small Cap Growth Fund; GMO Real Estate Fund; GMO Tax-Managed U.S. Equities Fund; GMO Tax-Managed Small Companies Fund; GMO International Disciplined Equity Fund; GMO International Intrinsic Value Fund; GMO International Growth Fund; GMO Currency Hedged International Equity Fund; GMO Foreign Fund; GMO Foreign Small Companies Fund; GMO International Small Companies Fund; GMO Emerging Markets Fund; GMO Emerging Countries Fund; GMO Emerging Markets Quality Fund; GMO Tax-Managed International Equities Fund; GMO Domestic Bond Fund; GMO Core Plus Bond Fund; GMO International Bond Fund; GMO Currency Hedged International Bond Fund; GMO Global Bond Fund; GMO Emerging Country Debt Fund; GMO Short-Duration Investment Fund; GMO Alpha Only Fund; GMO Inflation Indexed Bond Fund; GMO Emerging Country Debt Share Fund; GMO Benchmark-Free Allocation Fund; GMO International Equity Allocation Fund; GMO Global Balanced Asset Allocation Fund; GMO Global (U.S.+) Equity Allocation Fund; GMO U.S. Sector Fund; GMO Special Purpose Holding Fund; GMO Short-Duration Collateral Fund; GMO Taiwan Fund; GMO International Core Plus Allocation Fund; GMO Real Asset; GMO Global Growth Fund; GMO World Opportunity Overlay Fund; [GMO Global Equity Allocation Fund]; and [GMO U.S. Equity Allocation Fund]. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but the Trustees have no present intention to make such charges.


The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I

Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class M Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

                                  VOTING RIGHTS


Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote by individual Fund (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of the affected Funds are entitled to vote thereon. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.


There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.


No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.


                        SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares would be unable to meet its obligations.


The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Appendix A

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

Appendix A

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be

Appendix A

characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

Appendix B

                                    GMO TRUST
                               PROXY VOTING POLICY

I.    STATEMENT OF POLICY

GMO Trust (the "Fund") delegates the authority and responsibility to vote proxies related to portfolio securities to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the "Adviser").

Therefore, the Board of Trustees (the "Board") of the Fund has reviewed and approved the use of the proxy voting policies and procedures of the Adviser ("Proxy Voting Procedures") on behalf of the Fund when exercising voting authority on behalf of the Fund.

II.   STANDARD

The Adviser shall vote proxies related to portfolio securities in the best interests of the Fund and their shareholders.

III.  REVIEW OF PROXY VOTING PROCEDURES

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified EXCEPT in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV.   DISCLOSURE

The following disclosure shall be provided:

      A. The Adviser shall make available its proxy voting records, for inclusion in the Fund's Form N-PX.

      B. The Adviser shall cause the Fund to include the proxy voting policies and procedures required in the Fund's annual filing on Form N-CSR or the statement of additional information.

      C. The Adviser shall cause the Fund's shareholder reports to include a statement that (i) a copy of these policies and procedures is available on the Fund's web site (if the Fund so chooses) and (ii) information is available regarding how the Funds voted proxies during the most recent twelve-month period without charge, on or through the Fund's web site.

Appendix B

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.   PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

      (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

      (2)   ensure that proxies are voted and submitted in a timely manner;

      (3)   handle other administrative functions of proxy voting;

      (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

      (5)   maintain records of votes cast; and

      (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time.

Appendix B

Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III.  PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

      1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

      2.    Overseeing the proxy voting process; and

      3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.   CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy,

Appendix B

or (b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

      1. GMO has a business relationship or potential relationship with the issuer;

      2. GMO has a business relationship with the proponent of the proxy proposal; or

      3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.    RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

      (1) a copy of these policies and procedures which shall be made available to clients, upon request;

      (2)   a record of each vote cast (which ISS maintains on GMO's behalf);
            and

      (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.   REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII.  DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Effective: August 6, 2003

Appendix B

                      ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1. AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent

      -     Fees for non-audit services are excessive, or

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees attendance at board meetings corporate governance provisions and takeover activity, long-term company performance responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Appendix B

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis,

Appendix B

considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting

Appendix B

rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

      - It is intended for financing purposes with minimal or no dilution to current shareholders

      - It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      -     Historic trading patterns

      -     Rationale for the repricing

      -     Value-for-value exchange

      -     Option vesting

      -     Term of the option

      -     Exercise price

      -     Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85 percent of fair market value

      -     Offering period is 27 months or less, and

      -     Potential voting power dilution (VPD) is ten percent or less.

Appendix B

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Appendix B

                   CONCISE SUMMARY OF ISS GLOBAL PROXY VOTING
                                   GUIDELINES

      Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

      - there are concerns about the accounts presented or audit procedures used; or

      - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

      - there are serious concerns about the accounts presented or the audit procedures used;

      -     the auditors are being changed without explanation; or

      - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

      - there are serious concerns about the statutory reports presented or the audit procedures used;

      - questions exist concerning any of the statutory auditors being appointed; or

      - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

      - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

      -     the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management

Appendix B

demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

      - there are clear concerns about the past performance of the company or the board; or

      -     the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Appendix B

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

      - there are serious questions about actions of the board or management for the year in question; or

      -     legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

      - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

      - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

Appendix B

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Appendix B

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

      -     clear evidence of past abuse of the authority is available; or

      -     the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

      - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

      - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Appendix B

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Appendix C



               SUPPLEMENTAL INFORMATION AVAILABLE ON THE INTERNET



Following is information as of November 22, 2004 about certain strategies of the Manager, which is available on a website maintained by the Manager at http://www.gmo.com.



GMO U.S. Core Strategy



The GMO U.S. Core Strategy seeks to outperform the S&P 500 Index by 2% per annum over a complete market cycle with low risk relative to the benchmark. The GMO U.S. Core Strategy is a structured portfolio that uses fundamental investment principles and quantitative applications to provide broad exposure to the U.S. equity market.



The investment process for the GMO U.S. Core Strategy begins with a universe represented by the largest 600 capitalized stocks in the U.S. market. Both valuation and momentum disciplines are used to evaluate and rank stocks. Weighting of the disciplines is dynamic. As the opportunity to add value increases, the weight of the discipline in the portfolio may increase.



The GMO U.S. Core Strategy is constructed using a proprietary technique to control risk. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio. The Manager attempts to control risk by adjusting industry sector weights, market capitalization groups and style sectors including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model.



U.S. Quality Strategy



The GMO U.S. Quality Strategy seeks to outperform the S&P 500 by 3% per annum over a complete market cycle with lower absolute risk than the benchmark. The GMO Quality Strategy is a structured portfolio that uses fundamental investment principals and quantitative applications to provide excess returns to the S&P 500 and, importantly, to provide some protection to large cap U.S. investments in the event that corporate debt burdens ever lead to a credit crisis. The benefit of owning a large cap portfolio in any financial crisis is evident: the government is much more likely to bail out large companies which employ thousands of people than it would consider rescuing a small manufacturer.



The investment process for the GMO U.S. Quality Strategy begins with a large and liquid universe, representing the largest 600 capitalized stocks in the U.S. market. How does GMO define large cap quality companies? A company must meet all of the following three criteria:



   low leverage



   high profitability



   low earnings volatility



Failure to meet any one of these criteria excludes a stock from the investable universe.

Appendix C



To select stocks from this universe, GMO uses a proprietary, time-tested stock selection metric: Price-to- Intrinsic Value. This valuation approach systematically identifies "franchise" companies - and by that we mean companies which are able to maintain high levels of profitability over longer time periods than the market in general - thus evading any tendency for profits to regress to mean levels. In addition, this stock selection approach has the added benefit of differentiating between "good" growth and "bad" growth: only companies that can deliver returns in excess of their cost of capital should be rewarded with high growth. The Manager attempts to control risk by adjusting industry sector weights, market capitalization groups and position sizes. Trades are executed using a proprietary trading model and the resulting portfolio typically holds about 50 to 60 stocks.



U.S. Active Strategy



The GMO U.S. Active Strategy is a large-capitalization equity strategy benchmarked versus the S&P500/Russell 1000 Value Index Blend. The Strategy is managed by GMO's U.S. Active Division, which utilizes a combination of fundamental security research and quantitative discipline to identify attractive investments. It seeks to outperform the benchmark by 300 basis points per annum over a market cycle with moderate risk relative to its benchmark.



The Strategy makes equity investments typically chosen from the Russell 1000 Index, with an emphasis on large-capitalization securities. The eligible investment universe is determined by applying GMO's proprietary dividend discount model to narrow the universe to approximately 150 investment candidates. The model attempts to systematically identify a group of attractively-valued stocks that are biased for success. In addition, this universe of securities typically has better quality characteristics than the benchmark. From this universe, the team's stock selection is driven by its distinct value bias and traditional fundamental research that attempts to evaluate a potential investment's financial, operational, and management strength. Sources of input include corporate financial releases and Securities and Exchange Commission filings, published company and industry information and analysis, company visits and meeting with senior management officials, and other knowledgeable market participants.



The GMO U.S. Active Strategy combines stock selections with the team's fundamental assessment of the attractiveness of sectors/industries and tilts the portfolio accordingly. The manager attempts to control risk by selecting stocks with a value bias. In addition, risk is controlled by adjusting sector weightings and exposure to market capitalization groups. The Manager seeks to manage the fund with moderate risk relative to its benchmark.



Intrinsic Value Strategy



The GMO Intrinsic Value Strategy seeks to outperform the Russell 1000 Value Index by 2% per annum over a complete market cycle with low risk relative to its benchmark. The GMO Intrinsic Value Strategy is a structured portfolio that uses fundamental investment principles and quantitative applications to provide broad exposure to the large capitalized value sector of the U.S. equity market.

Appendix C



The investment process for the GMO Intrinsic Value Strategy begins with a universe represented by the largest 1000 capitalized stocks in the U.S. market. Stocks are compared and evaluated on a monthly basis using valuation and momentum disciplines. Weighting of the disciplines is dynamic. As the opportunity to add value increases, the weight of the discipline in the portfolio may increase.



The GMO Intrinsic Value Strategy is constructed using a proprietary technique to control risk. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio. The Manager attempts to control risk by adjusting industry sector weights, market capitalization groups, and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model.



Growth Strategy



The GMO Growth Strategy seeks to outperform the Russell 1000 Growth Index by 2% per annum over a complete market cycle with low risk relative to its benchmark. The GMO Growth Strategy is a structured portfolio that uses fundamental investment principles and quantitative applications to provide broad exposure to the large capitalized growth sector of the U.S. equity market.



The investment process for the GMO Growth Strategy begins with a universe represented by the largest 1000 capitalized stocks in the U.S. market. Both valuation and momentum disciplines are used to evaluate and rank stocks



The GMO Growth Strategy is constructed using a proprietary technique to control risk. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio. The Manager attempts to control risk by adjusting industry sector weights, exposure to market capitalization groups and style sectors, including quality and cyclical companies. Trades are executed using a proprietary trading model.



Small Cap Value Strategy



The GMO Small Cap Value Strategy seeks to outperform the Russell 2500 Value Index by 2% per annum over a complete market cycle. The GMO Small Cap Value Strategy is a structured portfolio that uses fundamental investment principles and quantitative applications to provide broad exposure to the small cap value sector of the U.S. equity market.



The investment process for the GMO Small Cap Value Strategy begins with a universe generally represented by the Russell 2500 Index. Both valuation and momentum disciplines are used to evaluate and rank stocks. Stocks that are inexpensive based on either of these disciplines are ranked highly.



The GMO Small Cap Value Strategy is constructed using a proprietary technique to control

Appendix C



risk. Stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio. The Manager attempts to control risk by adjusting sector weights, market capitalization, and other portfolio characteristics. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact.



Small Cap Growth Strategy



The GMO Small Cap Growth Strategy seeks to outperform the Russell 2500 Growth Index by 2% per annum over a complete market cycle. The GMO Small Cap Growth Strategy is a structured portfolio that uses fundamental investment principles and quantitative applications to provide broad exposure to the small cap growth sector of the U.S. equity market.



The investment process for the GMO Small Cap Growth Strategy begins with a universe generally represented by the Russell 2500 Index. Three disciplines are used to evaluate and rank stocks: (1) estimate revision momentum; (2) price momentum; and (3) price to intrinsic value. Stocks that demonstrate strong momentum based on any of these disciplines are ranked highly.



The GMO Small Cap Growth Strategy is constructed using a proprietary technique to control risk. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio. The manager attempts to control risk by adjusting sector weights, market capitalization, and other portfolio characteristics. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact.



Real Estate Strategy



The GMO Real Estate Strategy seeks high total return by investing in real estate securities issued by companies that invest in real estate or real estate-related assets and in real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate-related companies. The Strategy's goal is to outperform the Morgan Stanley REIT Index by 1.5% per year, net of fees, with low risk relative to its benchmark.



The investment process for the GMO Real Estate Strategy selects from a universe generally represented by the Morgan Stanley REIT Index. The Manager selects stocks from the universe using proprietary quantitative applications to identify stocks that the Manager believes to be undervalued relative to their prices.



The Strategy's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by selecting stocks and adjusting sector weights. The Manager seeks to manage the Strategy with low risk relative to its benchmark.



International Disciplined Equity Strategy

Appendix C



GMO's International Disciplined Equity Strategy invests in a diversified portfolio of equities from the world's developed markets outside of the United States. This portfolio seeks to outperform the MSCI EAFE index by 2.5% per annum, net of fees, while maintaining a low level of risk relative to the benchmark. The target tracking error is 4%.



The investment process for the International Disciplined Equity Strategy begins with a universe of approximately 2500 equity securities. Stocks are ranked based on a blend of valuation and momentum factors. Valuation is based on measures such as Price/Earnings, Dividend Yield, Price/Book Value, and Price/Sales. A credit is given to higher quality stocks as measured through sustained high levels of profitability and lower levels of debt. The strategy uses a Dividend Discount Model that predicts future free cash flow. Predictions are based on the principle of regression to the mean, while recognizing that higher quality stocks are able to maintain competitive advantages farther into the future. Momentum is measured through stock price performance and earnings estimate revisions. The momentum measures are designed to identify stocks with strong fundamentals in the shorter term that are likely to outperform regardless of their valuation. The Strategy holds securities that score highly on valuation and/or momentum. The blend is designed to produce a style balanced portfolio with moderate tracking error against a benchmark. In addition, the Strategy uses risk and return forecasts for countries and currencies using historical, current and future estimates of financial data that relate the current economic scenario to future return patterns. Factors include aggregate stock market valuations, GDP and stock market trends, positive market sentiment, export and producer price parity, balance of payments, and interest rate differentials. Industry sector allocation is a by-product of stock selection, tempered by risk control.



The final portfolio is constructed through a portfolio optimization process. The optimization trades off a stock's attractiveness against its contribution to the risk of the portfolio in comparison to the benchmark. Furthermore, buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs. Risk factors include stock specific exposure, countries and currencies, industry sectors, market capitalization tiers, and other style factors. The portfolio is implemented primarily through securities, but may also hold positions in financial futures and foreign exchange contracts. Typical annual turnover ranges between 50% -70% each way.



International Intrinsic Value Strategy



The GMO International Intrinsic Value Strategy seeks to outperform the S&P/Citigroup PMI EPAC Value Index by 3% per annum, net of fees. The Strategy is a disciplined value portfolio which uses fundamental investment principles and quantitative applications to provide broad international equity exposure, while attempting to control risk relative to the benchmark.



The investment process for the International Intrinsic Value Strategy begins with a universe of approximately 2500 stocks from developed markets outside the U.S. The Strategy uses primarily disciplined value techniques to assess securities. Stocks are ranked on valuation measures such as Price/Earnings, Dividend Yield, Price/Book Value, and Price/Sales. A

Appendix C



credit is given to higher quality stocks as measured through sustained high levels of profitability and lower levels of debt. The strategy also uses a Dividend Discount Model that predicts future free cash flow. Predictions are based on the principle of regression to the mean, while recognizing that higher quality stocks are able to maintain competitive advantages farther into the future. The Strategy also uses price momentum and earnings revision factors to rank stocks that pass a valuation screen. The Strategy holds securities that score highly on these parameters. In addition, the Strategy uses risk and return forecasts for countries and currencies using historical, current and future estimates of financial data that relate the current economic scenario to future return patterns. Factors include aggregate stock market valuations, GDP and stock market trends, positive market sentiment, export and producer price parity, balance of payments, and interest rate differentials. Industry sector allocation is a byproduct of stock selection, tempered by risk control.



The International Intrinsic Value Strategy is constructed using a portfolio optimization process that weighs the trade-off of a stock's attractiveness against its contribution to the risk of the portfolio in comparison to the benchmark. Buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs. Risk factors include stock specific exposure, countries and currencies, industry sectors, market capitalization tiers, as well as other style factors. The portfolio is implemented primarily through securities, but may also hold positions in financial futures and foreign exchange contracts. Typical annual turnover is 50% each way.



International Growth Strategy



GMO's International Growth Strategy holds a portfolio of stocks with higher than average expected growth, drawn from the world's markets outside of the United States. This strategy capitalizes on GMO's research strength and experience in quantitatively managing international equities since 1987 and U.S. equities since 1981.



GMO's International Growth Strategy is benchmarked against the S&P/Citigroup PMI EPAC Growth Index of larger capitalization growth stocks from developed markets in Europe and the Pacific Rim. GMO believes this index represents the state of the art in international style benchmarking. The portfolio holds growth companies diversified across countries and sectors. GMO aims to outperform the benchmark by +3%/year, with a tracking error of +/-5%. The portfolio typically holds about 200 equity securities. Annual turnover is expected to range between 50% to 100%.



GMO seeks to add value by capitalizing on inefficiencies we perceive in the pricing of growth stocks. One inefficiency is that the pricing of true franchise growth companies does not reflect their ability to maintain superior growth farther into the future. A second inefficiency is that investors react slowly to improving fundamentals, and hence there is medium term continuation of superior price and earnings performance. GMO's International Growth Strategy combines two stock selection disciplines that have a successful history of adding value within GMO managed portfolios.



Stock Selection: One discipline is price and earnings momentum. Momentum measures are key leading indicators of growth. Intuition and historical analysis show that stocks with

Appendix C



recent strong price performance and upgrades to analyst estimates have superior growth prospects. And crucially, they have superior growth potential that is not fully captured in the current price. This is a pure growth approach rooted in the philosophy that a focus on improving fundamentals alone will provide good investment results. GMO's proprietary dividend discount model is the firm's flagship strategy across all quantitative equity products. A key component of this model is an assessment of a firm's franchise quality based on current and historical accounting data. Intuition and historical analysis show that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. This discipline is a valuation based approach that computes a fair value, and invests in those companies that are attractively priced. But typically many of the best values lie within the growth half of the universe. To focus this discipline as a growth at a reasonable price strategy, GMO selects securities from within a universe prescreened for growth via membership in the growth benchmark.



Country Analysis: The portfolio maintains diversification across countries. Bottom up security selection tilts the portfolio towards those countries where growth prospects are highest or are most undervalued. In addition the portfolio manager considers top down factors that influence the growth potential of a particular country, such as currency valuation.



The final portfolio is constructed using a quantitative optimization process. This trades off predicted performance against criteria of risk control, trading costs, and liquidity.



Currency Hedged International Equity Strategy



The GMO Currency Hedged International Equity Strategy seeks to outperform the MSCI EAFE (Hedged) Index by 2%-3% per annum, net of fees while attempting to control risk relative to the benchmark. The Strategy is a disciplined portfolio which uses fundamental investment principles and quantitative applications to provide broad international equity exposure and maintain a hedge against falling foreign currency exchange rates.



The Strategy invests primarily in the International Disciplined Equity Strategy, International Intrinsic Value Strategy and International Growth Strategy. The Strategy's assets are allocated among these underlying strategys based on the Manager's analysis of the relative attractiveness of value versus growth investing styles, measured primarily by the discount at which value stocks trade relative to growth stocks generally, as well as on the Manager's predicted returns of the two styles in the markets. In a value/growth neutral position, the Manager will allocate among the underlying Strategys based on the Manager's evaluation of (1) the underlying Strategys' investments in individual stocks;
(2) the underlying Strategys' weighting of investments in particular countries or regions; and (3) the expected costs of investment alternatives. The Manager used fundamental and quantitative investment principles to create forecasted returns for currencies, examining factors such as relative valuations, export and producer price parity, balance of payments and interest rates. The Strategy will look through to the underlying strategys' holdings to measure base currency exposure and then attempt to apply a currency overlay to hedge at least 70% of the foreign currency exposure in the underlying strategys' investments back to the U.S. dollar. In addition, the Strategy may take active positions relative to a fully hedged benchmark.

Appendix C



The underlying strategys are constructed using an optimization process that weighs the trade-off between a stock's return forecast and its contribution to the risk of the portfolio in comparison to the benchmark. Buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs. Trading baskets are then compiled with a mindful eye on trading impact. The resulting portfolios are implemented through the use of securities, financial futures and foreign exchange contracts.



International Active EAFE Strategy



GMO's International Active Division manages international equity products including the GMO International Active EAFE Strategy. We seek to outperform the MSCI EAFE Index by 300 basis points net of fees per annum over a cycle. International Active has established itself as a disciplined fundamental value investor with a 22-year track record. Asset growth and portfolio turnover are controlled to safeguard value added.



The methodology for International Active is value driven at both the stock and country level. We combine fundamental and quantitative research to deliver excess return over MSCI EAFE. The portfolio may invest between 0-10% in emerging market equities. Stock picking has delivered 65% of the value since the inception, while 35% has come from country picking. About 1400 international companies pass the initial quantitative valuation screens at the company and industry level and appear attractive. We separate companies with deservedly low valuations from those that represent investment opportunities. The portfolio managers and analysts then launch their fundamental assault on these companies that are most likely to win. Companies are scrutinized for financial, operational and managerial strength. The companies are analyzed against their global, regional and local industry peers. Company visits to evaluate the management and production facilities are an integral part of the process. Selection of companies and their weight in the portfolio is the responsibility of each country manager. The International Active Country Model employs a disciplined quantitative screening process combined with fundamental insights on the markets by the investment team. The first measure of value is our price to fair value model, a proprietary dividend discount model based on an estimate of each country's future GDP growth rate, the current market yield and a discount factor. Other value measures used are the aggregate market price to earnings and price to book ratios. Over- and under- weightings relative to the EAFE Index are determined by a cumulative value score for each country and by input from the portfolio management team. Market valuations change very gradually and excessive turnover is costly to the portfolio.



The portfolios managed by International Active have diversified stock positions and may have, depending on market valuations, large country bets against the EAFE Index. The portfolios may be up to 30% hedged. There is no cross hedging in this product.



International Active Foreign Small Companies Strategy



GMO's Active International Division manages international equity products including the GMO Foreign Small Companies Strategy. The Strategy seeks to outperform the

Appendix C



S&P/Citigroup EMI World ex-U.S. Index by 400 basis points net of fees per annum over a cycle. The Active International Division has established itself as a disciplined fundamental value investor with a 22-year track record in the international markets.



The methodology for International Active is value driven at both the stock and country level. We combine fundamental and quantitative research to deliver excess return over S&P/Citigroup EMI World ex-U.S. We screen to identify the 30% small capitalization stocks in each country that represent the best potential value on P/E, P/BK, P/CE, and Yield. We also quantitatively analyze the companies relative to their industry. This creates a pool of companies that pass the initial valuation screens and appear attractive. We separate companies with deservedly low valuations from those that represent investment opportunities. The portfolio managers and analysts then perform fundamental analysis on the companies that are most likely to win. Companies are scrutinized for financial, operational and managerial strength. Company visits to evaluate the management and production facilities are an integral part of the process. Selection of companies and their weight in the portfolio is the responsibility of each country manager. The International Active Country Model employs a disciplined quantitative screening process combined with fundamental insights on the markets by the investment team. Portfolio construction determines country weights by valuation measures. The first measure of value used is our price to fair value model, a dividend discount model based on an estimate of each country's future GDP growth rate, the current market yield and a discount factor. Other value measures used are the aggregate market price to earnings and price to book ratios. Over- and under- weightings relative to the S&P/Citigroup EMI World ex-U.S. Index are determined by a cumulative value score for each country and by input from the portfolio management team. Market valuations change very gradually and excessive turnover is costly to the portfolio. In addition, the GMO Foreign Small Companies Strategy can invest up to 10% in emerging markets.



The GMO Foreign Small Companies Strategy is constructed on a stock-by-stock basis. Because the primary focus of the strategy is stock selection, country and sector "bets" are incorporated into the portfolio as a result of bottom-up analysis of the fundamental prospects for small value companies.



International Small Companies Strategy



The GMO International Small Companies Strategy is a value oriented portfolio which uses fundamental investment principles and quantitative applications to provide small cap international equity exposure. The strategy seeks to outperform the S&P/Citigroup EMI World ex-U.S. Index by 3%-4% per annum, net of fees.



The investment process for the GMO International Small Companies Strategy begins with a universe of companies in developed and emerging countries (approximately 2500 developed market stocks). The universe is screened to exclude the largest 30% of stocks. Stocks are ranked based on a blend of valuation and momentum factors, with the emphasis placed on valuation. Valuation is based on measures such as Price/Earnings, Dividend Yield, Price/Book Value, and Price/Sales. A credit is given to higher quality stocks as measured

Appendix C



through sustained high levels of profitability and lower levels of debt. The strategy also uses a Dividend Discount Model that predicts future free cash flow. Predictions are based on the principle of regression to the mean, while recognizing that higher quality stocks are able to maintain competitive advantages farther into the future. Momentum is measured through stock price performance and earnings estimate revisions. The momentum measures are designed to identify stocks with strong fundamentals in the shorter term that are likely to outperform regardless of their valuation. The Strategy holds securities that score highly on valuation and/or momentum. In addition, the Strategy uses risk and return forecasts for countries and currencies using historical, current and future estimates of financial data that relate the current economic scenario to future return patterns. Factors include aggregate stock market valuations, GDP and stock market trends, positive market sentiment, export and producer price parity, balance of payments, and interest rate differentials. The allocation to emerging markets (limited to 10%) is determined by top down valuation. Industry sector allocation is a by-product of stock selection, tempered by risk control.



The final portfolio is constructed through a portfolio optimization process. The optimization trades off a stock's attractiveness against its contribution to the risk of the portfolio in comparison to the benchmark. Furthermore, buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs. Risk factors include stock specific exposure, countries and currencies, industry sectors, market capitalization tiers, and other style factors. The portfolio is implemented primarily through securities, but may also hold positions in financial futures and foreign exchange contracts. Typical annual turnover ranges between 30% -50% each way.



Emerging Markets Strategy



The GMO Emerging Markets Strategy strives to outperform the S&P/IFCI (Investable) Composite Index by 4% per annum over a 5 year period, with controlled risk relative to its benchmark. The GMO Emerging Markets Strategy is a structured value portfolio which uses fundamental investment principles and quantitative approaches to provide broad emerging market equity exposure. This strategy has a value bias relative to other emerging markets strategies.



The GMO Emerging Markets Strategy uses a disciplined approach to identify the most attractive countries, sectors, and stocks in emerging countries in Asia, Latin America, the Middle East, Africa and Europe. The Strategy is based on traditional and quantitative tools to analyze valuation levels and seeks to purchase those stocks that can best exploit major inefficiencies between and within various emerging markets. The process is structured to analyze a significant amount of historic, current, and projected financial characteristics and relate them to future return patterns. The investment process begins with a quantitative top-down (country level) analysis based on a set of value, momentum/reversal, macroeconomic, and currency models. A representative sample of these models includes: risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. In addition to quantitative models, fundamental analysis and judgment are overlayed into the process to pick up on market conditions, long term trends, paradigm shifts, and other opportunities which a strict quantitative approach

Appendix C



would potentially miss. Once a forecast return has been developed for each country, a similar independent process is run at the security level. Here, factors such as price-to-book, quality, and forecast earnings momentum are combined to assess the relative attractiveness of each individual stock.



The Emerging Markets portfolio is constructed using an optimization process that weighs the trade-off between forecast return, risk relative to the benchmark, and transaction costs. The resulting portfolio is implemented through the use of securities and select derivative instruments.



Emerging Countries Strategy



The GMO Emerging Countries Strategy seeks to outperform the S&P/IFCI (Investable) Composite Index by 3% per annum over a five year period, with controlled risk relative to its benchmark. The GMO Emerging Countries Strategy is a relatively liquid (compared to the GMO Emerging Markets Strategy), structured portfolio which uses fundamental investment principles and quantitative applications to provide broad emerging market equity exposure. This strategy has a value bias relative to other emerging markets strategies.



The GMO Emerging Countries Strategy uses a disciplined approach to identify the most attractive countries, sectors, and stocks in emerging countries in Asia, Latin America, the Middle East, Africa and Europe. The strategy is based on traditional and quantitative tools to analyze valuation levels and seeks to purchase those stocks that can best exploit major inefficiencies between and within various emerging countries. The process is structured to analyze a significant amount of historic, current, and projected financial characteristics and relate them to future return patterns.



The investment process begins with a quantitative top-down (country level) analysis based on a set of value, momentum/reversal, macroeconomic, and currency models. A representative sample of these models include: risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. In addition to quantitative models, fundamental analysis and judgment are overlayed into the process to pick up on market conditions, long term trends, paradigm shifts, and other opportunities which a strict quantitative approach would potentially miss. Once a forecast return has been developed for each country, a similar independent process is run at the security level. Here factors such as forecast earnings momentum, earnings revisions, and forecast price-to-earnings are combined to assess the relative attractiveness of each individual stock.



The Emerging Countries portfolio is constructed using an optimization process that weighs the trade-off between forecast return, risk relative to the benchmark, and transaction costs.



Domestic Bond Strategy



The Domestic Bond Strategy was launched in August 1994 and seeks to outperform the Lehman Brothers U.S. Government Bond Index by 25 basis points per annum, net of fees,

Appendix C



with low risk relative to its benchmark. The GMO Domestic Bond Strategy invests primarily in U.S. government and government agency securities. The Strategy is duration matched to the index and uses security selection to provide added value.



The investment process for the GMO Domestic Bond Strategy begins with a universe of all available U.S. investment-grade (Baa3/BBB- or better as rated by Moody's/Standard & Poor's) bonds. Using fundamental research the manager seeks to identify and purchase those bonds that have a high relative yield spread and are trading at attractive valuation levels. The portfolio management team uses seasoned judgment to value fixed income issues and to select securities. The Strategy's portfolio has a duration of approximately five years.



The portfolio construction process involves searching for undervalued high grade issues. The manager considers option-adjusted yield spreads and issue-specific risk in selecting a given issue. In addition to government issues, the GMO Domestic Bond Strategy may invest a significant portion of its assets in other U.S. dollar-denominated investment grade bonds. This Strategy typically involves a fund of funds structure utilizing the GMO mutual funds, principally through investment in shares of GMO Short- Duration Collateral Fund, which invests primarily in high quality, low volatility fixed income instruments, in particular asset-backed securities issued by a range of private and governmental issuers. The Strategy also takes advantage of direct investment in fixed income securities and a wide variety of exchange-traded and over-the-counter derivative instruments, including "synthetic" bonds (which may involve combining a futures contract, swap, or option on a fixed income security with cash, a cash equivalent, or another fixed income security).



Core Plus Bond Strategy



The GMO Core Plus Bond Strategy seeks to outperform the Lehman Brothers U.S. Aggregate Bond Index. The strategy employs a model-driven, top-down approach that incorporates various factors in a quantitative, risk-controlled investment process. The target of this strategy is to exploit inefficiencies in foreign bond and currency markets to add value to a U.S. bond portfolio.



This Strategy combines active management of global bonds and currencies and with underlying exposure to a U.S. fixed income portfolio. Similar to our global bond strategies, active foreign bond and currency positions are based on proprietary models that focus on fundamental measures of value. Added value and risk are determined by the performance of the over and underweighted bond markets and currencies relative to the domestic benchmark. A portion of the assets also are invested in high quality spread product (asset-backed securities, collateralized bonds, U.S. government agencies and mortgages-backed securities).



The portfolio is allocated to various bond markets and currencies while taking account of valuations and risk control targets. The GMO Core Plus Bond Strategy can invest up to 5% of its total assets in sovereign debt issued by emerging countries. This Strategy typically involves a fund-of-funds structure utilizing GMO mutual funds, principally through investment in shares of GMO Short-Duration Collateral Fund, which invests primarily in high-quality, low volatility fixed income instruments, in particular asset-backed securities

Appendix C



issued by a range of private and governmental issuers. The Strategy also takes advantage of direct investment in fixed income securities and a wide variety of exchange-traded and over-the-counter derivative instruments, including "synthetic" bonds (which may involve combining a futures contract, swap or option on a fixed income security with cash, a cash equivalent or another fixed income security). The Strategy also may gain exposure to sovereign debt of emerging countries through investments in GMO Emerging Country Debt Fund.



International Bond Strategy



The GMO International Bond Strategy seeks to outperform the J.P. Morgan Non-U.S. Government Bond Index. The Strategy employs a model-driven, top-down that incorporates various factors in a quantitative, risk-controlled investment process.



Bond market and currency exposures reflecting the benchmark are actively managed based on proprietary models that focus on fundamental measures of value. The investment process is applied across universe generally represented by the J.P. Morgan Non-U.S. Government Bond Index. A portion of the assets also are invested in high quality spread product (asset-backed securities, collateralized bonds, U.S. government agencies and mortgage-backed securities).



The portfolio is allocated to various bond markets and currencies while taking account of valuations, risk control and correlations between various markets. The GMO International Bond Strategy can invest up to 5% of its total assets in sovereign debt issued by emerging countries. This Strategy typically involves a fund of funds structure utilizing the GMO mutual funds, principally through investment in shares of GMO Short-Duration Collateral Fund, which invests primarily in high quality, low volatility fixed income instruments, in particular asset-backed securities issued by a range of private and governmental issuers. The Strategy also takes advantage of direct investment in fixed income securities and a wide variety of exchange-traded and over-the-counter derivative instruments, including "synthetic" bonds (which may involve combining a futures contract, swap, or option on a fixed income security with cash, a cash equivalent, or another fixed income security). The Strategy also may gain exposure to sovereign debt of emerging countries through investments in GMO Emerging Country Debt Fund.



Currency Hedged International Bond Strategy



The GMO Currency Hedged International Bond Strategy seeks to outperform the J.P. Morgan non-U.S. Government Bond Index (Hedged). Selection of a fully hedged foreign bond portfolio reflects a decision to reduce exposure to foreign currency. The Strategy employs a model-driven, top-down approach that incorporates various factors in a quantitative, risk-controlled investment process.



Bond market and currency exposures reflecting the benchmark are actively managed based on proprietary models that focus on fundamental measures of value. At least 75% of the Strategy's net exposure to foreign currency is hedged back to the U.S. dollar. The investment

Appendix C



process is applied across universe generally represented by the J.P. Morgan Non-U.S. Government Bond Index (Hedged). A portion of the assets also are invested in high quality spread product (asset-backed securities, collateralized bonds, U.S. government agencies and mortgage backed securities).



The portfolio is allocated to various bond markets and currencies while taking account of valuations, risk control and correlations between various markets. The GMO Currency Hedged International Bond Strategy can invest up to 5% of its total assets in sovereign debt issued by emerging countries. This Strategy typically involves a fund of funds structure utilizing the GMO mutual funds, principally through investment in shares of GMO Short- Duration Collateral Fund, which invests primarily in high quality, low volatility fixed income instruments, in particular asset-backed securities issued by a range of private and governmental issuers. The Strategy also takes advantage of direct investment in fixed income securities and a wide variety of exchange-traded and over-the-counter derivative instruments, including "synthetic" bonds (which may involve combining a futures contract, swap, or option on a fixed income security with cash, a cash equivalent, or another fixed income security). The Strategy also may gain exposure to sovereign debt of emerging countries through investments in GMO Emerging Country Debt Fund.



Global Bond Strategy



The GMO Global Bond Strategy seeks to outperform the J.P. Morgan Global Government Bond Index. The benchmark for this strategy includes exposure to U.S. bonds and the U.S. dollar. The Strategy employs a model-driven, top-down approach that incorporates various factors in a quantitative, risk-controlled investment process.



Bond market and currency exposures are actively managed based on proprietary models that focus on fundamental measures of value. The investment process is applied across a universe generally represented by the J.P. Morgan Global Government Bond Index. A portion of the assets also are invested in high quality spread product (asset-backed securities, collateralized bonds, U.S. government agencies and mortgage backed securities.



The portfolio is allocated to various bond markets and currencies while taking account of valuations, risk control and correlations between various markets. The GMO Global Bond Strategy can invest up to 5% of its total assets in sovereign debt issued by emerging countries. This Strategy typically involves a fund of funds structure utilizing the GMO mutual funds, principally through investment in shares of GMO Short-Duration Collateral Fund, which invests primarily in high quality, low volatility fixed income instruments, in particular asset-backed securities issued by a range of private and governmental issuers. The Strategy also takes advantage of direct investment in fixed income securities and a wide variety of exchange-traded and over-the-counter derivative instruments, including "synthetic" bonds (which may involve combining a futures contract, swap, or option on a fixed income security with cash, a cash equivalent, or another fixed income security). The Strategy also may gain exposure to sovereign debt of emerging countries through investments in GMO Emerging Country Debt Fund.

Appendix C



Emerging Country Debt Strategy



Most emerging countries around the world have outstanding hard currency debt in the form of bank loans or bonds. Political, fiscal and financial reforms in these countries have often improved the credit quality of their debt.



GMO established the Emerging Country Debt Strategy in April 1994 to introduce this asset class to GMO investors. The Strategy seeks to outperform the J.P. Morgan Emerging Markets Bond Index Global (EMBIG). Investments are primarily in high-yielding, dollar denominated sovereign debt issued by countries in Latin America, Asia, Africa, Southern and Eastern Europe and the Middle East. Most of the Strategy's holdings are rated below grade.



GMO emphasizes issue selection in its investment process, which involves a careful examination of various forms of emerging country debt. GMO utilizes advanced analytical techniques to exploit inefficiencies in the pricing of these sovereign credits. GMO manages the Strategy for total return relative to the benchmark.



The Strategy invests in over 35 different countries around the world and is consequently diversified against risks in a single country. Also, the Strategy attempts to mitigate the risks of default in some countries by entering into credit default swaps, which involve fixed payment by one party in exchange for a specified payment upon a default of the underlying security during the swap period. The Strategy generally has at least 75% of its assets denominated in, or hedged into, U.S. dollars. This Strategy achieves exposure to these investments through investments in "synthetic" bonds and direct investments in fixed income securities, and typically involves investment in shares of GMO Short- Duration Collateral Fund, which invests primarily in high quality, low volatility fixed income instruments, in particular asset-backed securities issued by a range of private and governmental issuers. GMO typically creates "synthetic" bonds by combining a futures contract, swap, or option on a fixed income security with cash, a cash equivalent, or another fixed income security.



Short-Duration Investment Strategy



The GMO Short-Duration Investment Strategy was launched in April 1990 with the objective of total return in excess of the strategy's benchmark (J.P. Morgan 3-Month Cash Index). The Strategy is designed to provide current income to the extent consistent with the preservation of capital and liquidity. The portfolio consists of fixed income instruments rated high quality by Standard & Poor's and Moody's Investment Services, or considered by the manager to be of comparable quality.



The universe includes issues of AAA-quality and less than a 5-year maturity. Using fundamental research, the manager seeks to identify and purchase those bonds that have a high relative yield spread. The manager assesses the current interest rate environment and makes modest duration adjustments to add value. The Strategy's portfolio will generally have a duration slightly longer than the three-month duration of the benchmark.



The GMO Short-Duration Investment Strategy is not a money market strategy. Debt

Appendix C



securities held by the Strategy with remaining maturities of less than 60 days will be valued at amortized cost unless circumstances dictate otherwise. The Fund may invest in prime commercial paper and master demand notes rated by Moody's and Standard Poor's as A-1, or P1, respectively. This Strategy achieves exposure to these investments typically through significant investment in shares of GMO Short-Duration Collateral Fund and direct investments in various debt securities issued by the U.S. Government and its agencies, as well as private issuers. GMO Short-Duration Collateral Fund invests primarily in high quality, low volatility fixed income instruments, in particular asset-backed securities issued by a range of private and governmental issuers. This Strategy may also make use of derivatives.



Inflation Indexed Bond Strategy



The GMO Inflation-Indexed Bond Strategy was launched in march 1997, following the decision by the U.S. Department of the Treasury to issue 5-year and 10-year inflation-indexed Treasury Securities. The Treasury has since added 30-year inflation-indexed issues. These bonds represent more than 3% of the market is U.S. Treasuries. The GMO Inflation-Indexed Bond Strategy provides exposure to the inflation-indexed universe and is an appropriate vehicle for investors that are concerned about inflation and wish to preserve purchasing power.



The investment methodology involves selecting issues to track the benchmark using an investment process that matches duration with the index (Lehman Brothers U.S. Treasury Inflation Notes Index). Value is added by selecting issues with attractive spreads versus benchmark issues.



The Strategy first matches the real interest rate duration of the benchmark, then attempts to outperform the benchmark by identifying cheap U.S. Treasury issues. The Strategy may expose a portion of its assets to lower-rated securities and may make use of "synthetic" bonds to implement its strategy. Under normal circumstances, the strategy will invest at least 80% of its assets in inflation indexed bond investments.



The portfolio concentrates on inflation-indexed securities issued by the U.S. Government (and issues by several U.S. Government agencies, such as the Federal Home Loan Bank). Some corporates (e.g., J.P. Morgan) have issued inflation-indexed bonds, and the Strategy is permitted to hold these. While the 7 to 10-year sector represents about 40% of the Strategy presently, holdings of 25 to 30-year inflation indexed securities represent 35%. In addition, the Strategy may also hold bonds issued by foreign governments (e.g., U.K., Canada, Australia and New Zealand). This Strategy generally achieves exposure to these investments through direct investments in fixed income securities.

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 22. Exhibits

      (a)   1.    Amended and Restated Agreement and Declaration of Trust;(1)
                  and

            2. Amendment No. __ to Amended and Restated Agreement and Declaration of Trust.*

      (b)   Amended and Restated By-laws of the Trust.(1)

      (c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

      (d)   1.    Forms of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO
                  Tobacco-Free Core Fund, GMO U.S. Quality Equity Fund, GMO
                  Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth
                  Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap
                  Value Fund (formerly "GMO Core II Secondaries Fund"), GMO
                  Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO
                  REIT Fund"), GMO International Intrinsic Value Fund (formerly
                  "GMO International Core Fund"), GMO Currency Hedged
                  International Equity Fund (formerly "GMO Currency Hedged
                  International Core Fund"), GMO International Disciplined
                  Equity Fund, GMO International Growth Fund, GMO Foreign Fund,
                  GMO Foreign Small Companies Fund, GMO International Small
                  Companies Fund, GMO Emerging Markets Fund, GMO Emerging
                  Countries Fund (formerly "GMO Evolving Countries Fund"), GMO
                  Emerging Markets Quality Fund (formerly "GMO Asia Fund"), GMO
                  Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core
                  Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO
                  Currency Hedged International Bond Fund (formerly "GMO SAF
                  Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt
                  Fund, GMO Short-Duration Investment Fund (formerly "GMO
                  Short-Term Income Fund"), GMO Inflation Indexed Bond Fund, GMO
                  Intrinsic Value Fund, GMO Tax-Managed Small Companies Fund
                  (formerly "GMO U.S. Small Cap Fund"), GMO International Equity
                  Allocation Fund, GMO Global Balanced Asset Allocation Fund
                  (formerly "GMO World Equity Allocation Fund" and "GMO World
                  Balanced Allocation Fund"), GMO Global (U.S.+) Equity
                  Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S.
                  Sector

----------
      (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

      * To be filed by amendment.

                  Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Special Purpose Holding Fund (formerly "GMO Alpha LIBOR Fund"), GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Taiwan Fund, GMO Short-Duration Collateral Fund, GMO Benchmark-Free Allocation Fund, GMO Real Asset Fund, GMO Global Growth Fund, and GMO World Opportunity Overlay Fund, and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO");(1) and

            2. Form of Management Contract between the Trust, on behalf of its GMO Global Equity Allocation Fund, and GMO - Exhibit 1; and

            3. Form of Management Contract between the Trust, on behalf of its GMO U.S. Equity Allocation Fund, and GMO - Exhibit 2.

      (e) Distribution Agreement between the Trust on behalf of each of GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO U.S. Quality Equity Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Emerging Markets Quality Fund (formerly "GMO Asia Fund"), GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Duration Investment Fund (formerly "Short-Term Income Fund"), GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund, GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"), GMO International Equity Allocation Fund, GMO Global Balanced Asset Allocation Fund (formerly, "GMO World Equity Allocation Fund" and "GMO World Balanced Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Benchmark-Free Allocation Fund, GMO Global Equity Allocation Fund, GMO U.S. Equity Allocation Fund, and GMO Global Growth Fund, and Funds Distributor, Inc.(1)

----------
      (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

      (f)   None.

      (g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of certain Funds, GMO and Investors Bank & Trust Company ("IBT");(1)

            2. Form of Custodian Agreement (the "BBH Custodian Agreement") between the Trust, on behalf of certain Funds, and Brown Brothers Harriman & Co. ("BBH");(1)

            3. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            4. Letter Agreement with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT, dated May 30, 2003;(1)

            5. Forms of Letter Agreements with respect to the BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH;(1)

            6. Letter Agreement with respect to the BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH, dated June 4, 2003;(3)

            7. Form of Accounting Agency Agreement (the "Accounting Agency Agreement") between the Trust, on behalf of certain Funds, and BBH;(1)

            8. Form of Letter Agreement with respect to the Accounting Agency Agreement between the Trust, on behalf of certain Funds, and BBH;(1)

            9. Form of 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH;(1)

            10. Form of Letter Agreement with respect to the 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH;(1)

            11. Form of Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds of the Trust;(1) and

            12. Form of Letter Agreement with respect to the Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds.(1)

      (h) 1. Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

----------
      (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

            3. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust;* and

            4. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.*

      (i)   Form of Opinion and Consent of Ropes & Gray.(1)

      (j)   Consent of PricewaterhouseCoopers LLP.*

      (k)   Financial Statements - Not applicable.

      (l)   None.

      (m) 1. Form of GMO Trust Amended and Restated Distribution and Service Plan (Class M);(1)

            2. Form of Amended and Restated Administration Agreement;(1)

            3. Form of Service Agreement between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds;(1)

            4. Form of Services Agreement between the Fidelity Brokerage Services LLC and National Financial Services LLC (together "Fidelity"), and the Trust, on behalf of certain Funds;(1)

            5. Form of Shareholder Service Agreement between Deutsche Bank Trust Company Americas and the Trust, on behalf of certain Funds;(1)

            6. Form of Shareholder Service Agreement between GE Financial Trust Company and the Trust, on behalf of certain Funds;(1)

            7. Form of Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds;(1)

            8. Form of First Amendment to the Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds;(1)

            9. Form of Shareholder Services Agreement between Citistreet LLC and the Trust, on behalf of certain Funds, as amended;(1) and

----------
      (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

      * To be filed by amendment.

            10. Form of Shareholder Service Agreement between NYLIM Service Company LLC, NYLIFE Distributors LLC, and the Trust, on behalf of certain Funds.(1)

      (n) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996 as amended and restated February 26, 2004.(1)

      (o)   Reserved.

      (p) Code of Ethics adopted by the Trust, GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH, GMO U.K. Ltd, GMO Woolley Ltd., and Renewable Resources LLC.(1)

Item 23. Persons Controlled by or Under Common Control with Registrant

      None.

Item 24. Indemnification

      See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 25. Business and Other Connections of Investment Adviser

            A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the "Investment Adviser"), is set forth under the captions "Management of the Funds" in the prospectus and "Investment Advisory and Other Services" in the statement of additional information, each forming part of this Registration Statement.

            Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption "Management of the Trust" in the Registrant's statement of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

                                        POSITION WITH INVESTMENT
             NAME                                ADVISER                                   OTHER CONNECTIONS
----------------------------------------------------------------------------------------------------------------------------
Forrest Berkley                 Member                                      Director and Chairman of Investment Committee,
                                                                            Maine Community Foundation, 245
----------------------------------------------------------------------------------------------------------------------------

----------
      (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                                                            Main Street, Ellsworth, ME 04605
----------------------------------------------------------------------------------------------------------------------------
Paul J. Bostock                 Member                                      Director, Inquire UK, Baldocks Barn
                                                                            Chiddingstone Causway, Tonbridge, Kent TN11 8JX
----------------------------------------------------------------------------------------------------------------------------
Arjun Divecha                   Member and Member of the Board of           Director, Dancing Elephant, Ltd., 1936
                                Directors                                   University Avenue, Suite 350, Berkeley, CA
                                                                            94704; Frog Hollow Fresh LLC, P.O. Box 872,
                                                                            Brentwood, CA 94513
----------------------------------------------------------------------------------------------------------------------------
Robert P. Goodrow               Member                                      Trustee, The Batterymarch Trust, c/o GMO LLC,
                                                                            40 Rowes Wharf, Boston, MA 02110
----------------------------------------------------------------------------------------------------------------------------
R. Jeremy Grantham              Founding Member and Chairman of the Board   MSPCC Investment Committee, 555 Amory Street,
                                of Directors                                Jamaica Plain, MA 02130
----------------------------------------------------------------------------------------------------------------------------
Jon Hagler                      Member of the Board of Directors            Overseer, WGBH Boston, 125 Western Ave.,
                                                                            Boston, MA 02134; Trustee Emeritus, Texas A&M
                                                                            Foundation, Texas A&M University, College
                                                                            Station, TX  77843; Co-Chair, Vision 2020
                                                                            Advisory Council, Texas A&M University,
                                                                            College Station, TX  77843; One Spirit-One
                                                                            Vision Capital Campaign, Texas A&M University,
                                                                            College Station, TX  77843; Board of
                                                                            Directors, The Association of Former Students
                                                                            at Texas A&M, Texas A&M University, College
                                                                            Station, TX  77843
----------------------------------------------------------------------------------------------------------------------------
Elaine Hartnett                 Associate General Counsel                   Trustee, Mount St. Joseph Academy, 617
                                                                            Cambridge Street, Brighton, MA 02134
----------------------------------------------------------------------------------------------------------------------------
John McKinnon                   Member                                      Director, J&S McKinnon Pty Ltd., 10 Dubarda
                                                                            Street, Engadine, Australia, NSW 2233; Quant
                                                                            Partners Pty Ltd., Level 7, 2 Bulletin Place,
                                                                            Sydney, Australia, NSW 2000; GMO Australia
                                                                            Nominees
----------------------------------------------------------------------------------------------------------------------------

                                                                            Ltd., Level 7, 2 Bulletin Place, Sydney,
                                                                            Australia, NSW 2000; Trex Advisors Pty Ltd,
                                                                            Level 7, 2 Bulletin Place, Sydney NSW 2000
----------------------------------------------------------------------------------------------------------------------------
John Rosenblum                  Vice Chairman of the Board of Directors     Director, Cone Mills, 804 Green Valley Road,
                                                                            Suite 3000, Greensboro, NC  27408; The
                                                                            Chesapeake Corporation, 1021 East Cary Street,
                                                                            Richmond, VA  23219; Thomas Rutherfoord, Inc.,
                                                                            One South Jefferson Street, SW, Roanoke, VA
                                                                            24011; The Providence Journal, a division of
                                                                            Belo Corporation, 75 Providence Street,
                                                                            Providence, RI  02902; Trustee, Landmark
                                                                            Volunteers, P.O. Box 455, Sheffield, MA
                                                                            01257; Jamestown-Yorktown Foundation, Inc.,
                                                                            P.O. Box 1607, Williamsburg, VA  23187-1607;
                                                                            Tredegar National Civil War Center Foundation,
                                                                            200 S. Third St., Richmond, VA  23219;
                                                                            Atlantic Challenge Foundation, 643 Main St.,
                                                                            Rockland, ME  04841; MBA Tech Connection,
                                                                            Inc., P.O. Box 5769, Charlottesville, VA
                                                                            22905; Charlottesville and University Symphony
                                                                            Society, 112 Old Cabell Hall, Charlottesville,
                                                                            VA  22903; Trustee, Farnsworth Art Museum, 16
                                                                            Museum Street, Rockland, Maine  04841
----------------------------------------------------------------------------------------------------------------------------
Eyk Van Otterloo                Founding Member and Member of the Board     Board Member, Chemonics International, 1133
                                of Directors                                20th Street, NW, Suite 600, Washington, D.C.
                                                                            20036; Breevast B.V., J.J. Viottastraat 39,
                                                                            1071 JP Amsterdam, The Netherlands; Committee
                                                                            Member, Museum of Fine Arts, Boston, Avenue
----------------------------------------------------------------------------------------------------------------------------

                                                                            of the Arts, 465 Huntington Avenue, Boston, MA
                                                                            02115; Committee Chairperson, Museum of
                                                                            Science, Boston, Science Park, Boston, MA
                                                                            02114; Committee Chairperson, Holderness
                                                                            School, Chapel Lane, P.O. Box 1879, Plymouth,
                                                                            NH  03264; Chairman of the Board, OneCoast
                                                                            Network LLC, 408 Jamesborough Drive,
                                                                            Pittsburgh, PA  15238
----------------------------------------------------------------------------------------------------------------------------
Paul K. Woolley                 Member and Member of the Board of           Director, China Investments, 4/F Worldwide
                                Directors                                   House, 19 Des Voeux Road Central, Hong Kong;
                                                                            Greyhound Investments LP, c/o GMO LLC, 40
                                                                            Rowes Wharf, Boston, MA 02110
----------------------------------------------------------------------------------------------------------------------------

Item 26.    Principal Underwriters

Item 26(a). Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following investment companies:

            GMO Trust
            Merrimac Series
            Munder Series Trust
            Skyline Funds
            TD Waterhouse Family of Funds, Inc.
            TD Waterhouse Trust
            TD Waterhouse Plus Funds, Inc.

      FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI has its main address at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 26(b). Information about Directors and Officers of FDI is as follows:

Director or Officer                       Positions and Offices with FDI
-------------------                       ------------------------------
William J. Tomko                          President

Kevin J. Dell                             Secretary and Director

Edward S. Forman                          Assistant Secretary

Robert A. Bucher                          Financial and Operations Principal

Charles L. Booth                          Vice President and
                                          Assistant Compliance Officer

Richard F. Froio                          Vice President, Chief Compliance Officer,
                                          Executive Representative, and
                                          Supervising Principal

James L. Fox                              Director

Steve Hoffman                             Treasurer

The above FDI directors and officers do not have positions or offices with the Trust.

Item 26(c). Other Compensation received by FDI from the certain Funds of the Trust with respect to the last fiscal year:

                                                                     Class M Shares
GMO Fund Name*                                                Distribution (12b-1) Fees*
-------------                                                 --------------------------
U.S. Core Fund                                                        $237,102
Value Fund                                                            $ 21,519
Growth Fund                                                           $206,631
International Intrinsic Value Fund                                    $  6,417**
Foreign Fund                                                          $ 20,373
Emerging Countries Fund                                               $ 74,765

* Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FDI. The Class M Shares distribution (12b-1) fees constitute payments for services rendered and expenses borne by FDI, which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto.

** Reflects fees paid from October 2, 2003 (commencement of offering Class M Shares) through February 29, 2004.

Item 27. Location of Accounts and Records

      The accounts, books, and other documents required to be maintained by
      Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant's investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant's distributor, Funds Distributor, Inc., 100 Summer Street, 15th Floor, Boston, MA 02110; the Registrant's custodian for certain of the Funds, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109; and the Registrant's custodian and transfer agent for certain of the Funds, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

Item 28. Management Services

      Not Applicable.

Item 29. Undertakings

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 103 under the Securities Act and Post-Effective Amendment No. 129 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of December 2004.

                                  GMO Trust

                                  By: SCOTT E. ESTON*
                                      ------------------------------------------
                                      Scott E. Eston
                                      Title: President; Chief Executive Officer;
                                      Principal Executive Officer

      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 103 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

       Signatures                                Title                            Date
       ----------                                -----                            ----
SCOTT E. ESTON*                    President; Chief Executive Officer;      December 30, 2004
--------------                     Principal Executive Officer
Scott E. Eston

SUSAN RANDALL HARBERT*             Chief Financial Officer and Treasurer;   December 30, 2004
----------------------             Principal Financial and Accounting
Susan Randall Harbert              Officer

R. JEREMY GRANTHAM*                Trustee                                  December 30, 2004
-------------------
R. Jeremy Grantham

JAY O. LIGHT*                      Trustee                                  December 30, 2004
-------------
Jay O. Light

DONALD W. GLAZER*                  Trustee                                  December 30, 2004
-----------------
Donald W. Glazer

                                       * By: /S/ ELAINE M. HARTNETT
                                             --------------------------
                                             Elaine M. Hartnett
                                             Attorney-in-Fact

GMO Global Equity Allocation Fund and GMO U.S. Equity Allocation Fund

                                POWER OF ATTORNEY

      I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)

       Signature                                Title                          Date
       ---------                                -----                          ----
/S/ Jay O. Light                          Trustee                       December 11, 2000
---------------------
Jay O. Light

                                POWER OF ATTORNEY

      I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)

       Signature                                Title                          Date
       ---------                                -----                          ----
/S/ R. Jeremy Grantham                    Trustee                       December 11, 2000
----------------------
R. Jeremy Grantham

                                POWER OF ATTORNEY

      I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)

      Signature                         Title                         Date
      ---------                         -----                         ----
/S/ Donald W. Glazer           Trustee                        December 11, 2000
---------------------
Donald W. Glazer

                                POWER OF ATTORNEY

      I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)

       Signature                                      Title                         Date
       ---------                                      -----                         ----
/S/ Scott E. Eston                      President; Chief Executive              May 28, 2004
---------------------                   Officer; Principal Executive
Scott E. Eston                          Officer

                                POWER OF ATTORNEY

      I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)

           Signature                                           Title                                   Date
           ---------                                           -----                                   ----
/S/ Susan Randall Harbert                         Chief Financial Officer and Treasurer;           May 28, 2004
-------------------------                         Principal Financial and Accounting Officer
Susan Randall Harbert

                                  EXHIBIT INDEX

                                   GMO TRUST

Exhibit No.                        Title of Exhibit
-----------                        ----------------
    1          Form of Management Contract between the Trust, on behalf of its GMO Global Equity Allocation Fund, and GMO.

    2 Form of Management Contract between the Trust, on behalf of its GMO U.S. Equity Allocation Fund, and GMO.